FIDELITY


(REGISTERED TRADEMARK)
PURITAN(registered trademark)
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The managers' review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     45   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    49   Notes to the financial statements.

REPORT OF INDEPENDENT    54   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

Fidelity Puritan                  14.99%   17.44%   104.66%   216.59%

S&P 500(registered trademark)     24.15%   26.34%   119.87%   288.58%

Lehman Brothers Aggregate Bond    4.94%    3.26%    42.87%    123.02%
Index

Balanced Funds Average            14.23%   14.76%   72.80%    177.35%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of 304 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Fidelity Puritan                       17.44%   15.40%   12.21%

S&P 500                                26.34%   17.06%   14.53%

Lehman Brothers Aggregate Bond Index   3.26%    7.40%    8.35%

Balanced Funds Average                 14.76%   11.50%   10.68%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.(Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970212 150922 S00000000000001
             Puritan                     SP Standard & Poor 500      LB
Aggregate Bond
             00004                       SP001                       LB001
  1987/01/31      10000.00                    10000.00
10000.00
  1987/02/28      10193.55                    10395.00
10069.35
  1987/03/31      10365.59                    10695.42
10023.96
  1987/04/30      10301.38                    10600.23
9749.09
  1987/05/31      10286.84                    10692.45
9710.95
  1987/06/30      10555.82                    11232.42
9844.60
  1987/07/31      10855.31                    11801.90
9837.04
  1987/08/31      11076.70                    12242.11
9784.40
  1987/09/30      10846.37                    11974.01
9576.04
  1987/10/31       9244.04                     9394.81
9917.10
  1987/11/30       8915.29                     8620.68
9996.53
  1987/12/31       9255.67                     9276.71
10132.70
  1988/01/31       9817.59                     9667.26
10488.89
  1988/02/29      10114.61                    10117.75
10613.40
  1988/03/31       9928.80                     9805.11
10513.79
  1988/04/30      10067.49                     9913.95
10457.05
  1988/05/31      10238.82                    10000.20
10386.76
  1988/06/30      10610.00                    10459.21
10637.35
  1988/07/31      10634.86                    10419.47
10581.56
  1988/08/31      10527.11                    10065.20
10609.30
  1988/09/30      10826.68                    10493.98
10849.49
  1988/10/31      11003.48                    10785.71
11053.74
  1988/11/30      10927.71                    10631.48
10919.46
  1988/12/31      11003.89                    10817.53
10931.76
  1989/01/31      11547.18                    11609.37
11089.05
  1989/02/28      11443.70                    11320.30
11008.67
  1989/03/31      11651.58                    11584.06
11056.26
  1989/04/30      12045.51                    12185.28
11287.63
  1989/05/31      12448.19                    12678.78
11584.24
  1989/06/30      12535.24                    12606.51
11936.96
  1989/07/31      13227.70                    13744.88
12190.70
  1989/08/31      13316.47                    14014.28
12010.09
  1989/09/30      13169.66                    13956.82
12071.55
  1989/10/31      12775.85                    13633.02
12368.79
  1989/11/30      13013.97                    13911.13
12486.68
  1989/12/31      13160.50                    14245.00
12520.09
  1990/01/31      12603.34                    13289.16
12371.32
  1990/02/28      12737.83                    13460.59
12411.35
  1990/03/31      12756.16                    13817.30
12420.49
  1990/04/30      12444.08                    13471.87
12306.70
  1990/05/31      13136.51                    14785.37
12671.08
  1990/06/30      13066.19                    14684.83
12874.39
  1990/07/31      12947.41                    14637.84
13052.48
  1990/08/31      12165.42                    13314.58
12878.17
  1990/09/30      11600.53                    12666.16
12984.71
  1990/10/31      11399.31                    12611.70
13149.57
  1990/11/30      12043.22                    13426.41
13432.62
  1990/12/31      12324.77                    13801.01
13641.92
  1991/01/31      12877.08                    14402.73
13810.56
  1991/02/28      13623.73                    15432.53
13928.45
  1991/03/31      13714.24                    15805.99
14024.27
  1991/04/30      13828.44                    15843.93
14176.20
  1991/05/31      14503.25                    16528.39
14259.10
  1991/06/30      14000.05                    15771.39
14251.85
  1991/07/31      14484.62                    16506.33
14449.49
  1991/08/31      14737.45                    16897.53
14762.17
  1991/09/30      14749.83                    16615.34
15061.31
  1991/10/31      14963.59                    16837.99
15229.00
  1991/11/30      14450.56                    16159.42
15368.64
  1991/12/31      15338.97                    18008.06
15825.06
  1992/01/31      15469.14                    17673.11
15609.77
  1992/02/29      15903.06                    17902.86
15711.27
  1992/03/31      15825.33                    17553.75
15622.70
  1992/04/30      16342.21                    18069.83
15735.54
  1992/05/31      16529.17                    18158.37
16032.47
  1992/06/30      16440.12                    17887.81
16253.11
  1992/07/31      16941.01                    18619.43
16584.71
  1992/08/31      16774.04                    18237.73
16752.72
  1992/09/30      16978.58                    18452.93
16951.30
  1992/10/31      16850.39                    18517.52
16726.56
  1992/11/30      17304.86                    19148.96
16730.34
  1992/12/31      17705.37                    19384.50
16996.38
  1993/01/31      18209.87                    19547.33
17322.30
  1993/02/28      18582.23                    19813.17
17625.53
  1993/03/31      19317.01                    20231.23
17698.98
  1993/04/30      19681.48                    19741.63
17822.22
  1993/05/31      19948.76                    20270.71
17844.92
  1993/06/30      20083.75                    20329.49
18168.32
  1993/07/31      20378.56                    20248.18
18271.08
  1993/08/31      20968.17                    21015.58
18591.33
  1993/09/30      20823.84                    20853.76
18642.40
  1993/10/31      21365.23                    21285.43
18712.06
  1993/11/30      21021.91                    21083.22
18552.88
  1993/12/31      21502.65                    21338.33
18653.43
  1994/01/31      22458.33                    22063.83
18905.28
  1994/02/28      22212.58                    21465.90
18576.83
  1994/03/31      21385.81                    20529.99
18118.83
  1994/04/30      21620.06                    20792.77
17974.15
  1994/05/31      21757.86                    21133.77
17971.63
  1994/06/30      21589.44                    20616.00
17931.91
  1994/07/31      22131.26                    21292.20
18288.10
  1994/08/31      22784.23                    22165.18
18310.80
  1994/09/30      22292.96                    21622.14
18041.29
  1994/10/31      22554.38                    22108.63
18025.22
  1994/11/30      21842.75                    21303.44
17985.19
  1994/12/31      21886.32                    21619.37
18109.38
  1995/01/31      21782.87                    22179.96
18467.77
  1995/02/28      22447.88                    23044.31
18906.86
  1995/03/31      22968.87                    23724.35
19022.85
  1995/04/30      23430.63                    24423.03
19288.57
  1995/05/31      23937.08                    25399.22
20034.99
  1995/06/30      24205.94                    25989.24
20181.88
  1995/07/31      25015.30                    26851.05
20136.80
  1995/08/31      25135.21                    26918.44
20379.83
  1995/09/30      25495.34                    28054.40
20578.09
  1995/10/31      25085.10                    27954.25
20845.71
  1995/11/30      25981.54                    29181.44
21158.08
  1995/12/31      26583.22                    29743.47
21455.00
  1996/01/31      26958.29                    30755.94
21597.48
  1996/02/29      27302.11                    31041.05
21222.06
  1996/03/31      27756.60                    31339.97
21074.55
  1996/04/30      27772.34                    31801.92
20956.03
  1996/05/31      27945.43                    32622.09
20913.48
  1996/06/30      28072.16                    32746.38
21194.33
  1996/07/31      27532.31                    31299.65
21252.32
  1996/08/31      27786.36                    31959.76
21216.71
  1996/09/30      28888.42                    33758.45
21586.45
  1996/10/31      29589.60                    34689.51
22064.62
  1996/11/30      31079.60                    37311.69
22442.55
  1996/12/31      30611.75                    36572.55
22233.88
  1997/01/31      31659.37                    38857.60
22301.97
IMATRL PRASUN   SHR__CHT 19970131 19970212 150926 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $31,659 - a 216.59% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $38,858 - a 288.58% increase. If $10,000 was put in the bond index, it would have grown to $22,302 - a 123.02% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW


An interview with Bettina Doulton (left photo), Lead Portfolio Manager of Fidelity Puritan Fund, as well as Kevin Grant, manager for fixed-income investments.
Q. BETTINA, HOW DID THE FUND PERFORM?
B.D. For the six months that ended January 31, 1997, the fund posted a total return of 14.99%, beating the 14.23% return for the balanced funds average tracked by Lipper Analytical Services. Given the structure of the fund - namely its mix of equities and fixed-income securities - performance typically falls between its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. Performance for the past six months was in line with my expectations; while the fund outperformed the Lehman Brothers Aggregate Bond Index, which returned 4.94%, it underperformed the very strong S&P 500, which gained 24.15% during the same six-month period. Over the past 12 months, the fund returned 17.44%, the balanced funds average returned 14.76%, the Lehman Brothers Aggregate Bond Index posted a 3.26% return, and the S&P 500 returned 26.34%.
Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST SIX
MONTHS?
B.D. In a word, outstanding. The favorable combination of moderate U.S. economic growth, no inflationary pressures - which kept interest rates low
- better-than-expected corporate earnings and strong cash flows into the stock market created a very attractive environment. Large U.S. corporations, many of which have restructured and improved their businesses in recent years, were particularly rewarded by investors during the period. In addition to improving on an absolute basis, many of these companies have become substantially better positioned relative to foreign competitors, helping U.S. stocks outperform those in many other industrialized countries. Cyclicals - companies with a high degree of sensitivity to the economic cycle - generally underperformed during the past six months as the current U.S. economic expansion continued, but among concerns that it might stall.
Q. WHAT KEY STRATEGIES HELPED THE FUND BEAT THE LIPPER AVERAGE?
B.D. Since the asset allocation of the fund is typically 60% equities and 40% fixed-income securities, our general strategy is to add value through security selection within both the bond and stock portfolios. This approach clearly benefited performance during the past six months. In particular, my concentration on larger-capitalization finance, energy and drug stocks - precisely those areas that were among the best performers recently - was very helpful. Another helpful strategy was my underemphasis of the large utilities sector, which markedly underperformed as investors became concerned about how ongoing deregulation would affect electric and telecommunications utilities. Overall, the equity portion of the fund slightly underperformed the S&P 500, but this was largely because I chose to underweight the often-volatile technology sector, which was by far the strongest sector during the period. I should note, however, that given the conservative, income-driven objective of Puritan Fund, it's typically difficult to justify much more technology exposure than the fund had during the period.
Q. COULD YOU EXPAND ON A COUPLE OF THOSE LARGE-CAP STOCKS THAT DELIVERED EXCEPTIONAL PERFORMANCE?
B.D. Absolutely. Let's start with finance - the fund's largest sector at 21.5% of investments - an area where I found compelling value and strong business prospects in selected companies. My confidence in a number of these stocks was bolstered by my belief that we're in the latter stages of the current economic expansion, historically a good time to invest in this sector. Also, while financial stocks have a certain degree of interest rate sensitivity, it's important to note that my investments were company-specific, and didn't reflect an outlook on the direction of interest rates. Particularly exciting were the diversified financials and banks, including BankAmerica, whose returns I believe should improve as a result of its recent cost reductions and balance sheet restructuring. In addition to financials, I found some exceptional opportunities in drug stocks, such as Bristol-Myers Squibb. Many drug firms continued to deliver strong, sustainable earnings growth in recent quarters, based on new product development and robust unit volume growth - helped in part by higher drug utilization rates among managed care providers. Increasingly, managed care providers have opted for cost-effective drug therapies rather than more expensive hospital procedures as part of their efforts to reduce overall health care costs.
Q. WERE THERE ANY STOCKS THAT DISAPPOINTED YOU?
B.D. Yes, in fact one of my disappointments was a drug firm, Pharmacia & Upjohn. This company was formed just over a year ago when Swedish drug firm Pharmacia merged with U.S.-based Upjohn. Unfortunately, the synergies that I expected to develop from the merger proved more difficult to attain than I had envisioned initially, partially because of issues relating to disparate management information systems and company cultures. Partly as a result of these issues, the company's most recent quarterly earnings came in below expectations, causing the stock to decline. Another frustrating stock was Wal-Mart, the large discount retailer. Despite the company's exciting new super-store concept that expands their stores to include grocery items, the stock underperformed amid a sluggish retail environment and persistent industry overcapacity.
Q. WHAT WERE SOME OF THE OTHER INVESTING THEMES YOU PURSUED WITH EQUITIES? B.D. In general, I concentrated on companies with competitive advantages or catalysts for positive change, including dominant market positions, cost structure reductions, new products and outstanding shareholder-friendly management. Given some or all of these fundamentals, a rigorous financial analysis tells me whether the story can translate into strong earnings and free cash flow. As I mentioned earlier, this led me to focus on a number of larger-cap stocks, since they appeared best positioned to deliver the most sustainable earnings within the current environment. Restructuring stories remained a central theme because regardless of where we are in the economic cycle, companies often benefit from self-help actions. In line with this theme, I recently added Unilever, the large consumer products company, to the portfolio. Under the direction of a new CEO, this company focused on improving its relatively lackluster returns by eliminating underperforming businesses and reinvesting in growth opportunities. Also, a new compensation system - with performance-related bonuses - has better aligned management and shareholder interests.
Q. TURNING TO YOU, KEVIN, HOW HAVE YOU STRUCTURED THE BOND PORTION OF THE PORTFOLIO?
K.G. I've maintained an interest rate posture in line with the overall bond market as measured by the Lehman Brothers Aggregate Bond Index. That being said, through much of the past year I overweighted the bond portfolio with mortgage-backed securities and corporate bonds because they offered a yield advantage and presented opportunities for price appreciation. At the very end of the period, I sold off a significant amount of the mortgage-backed position to take profits.
Q. WHY DID THE MORTGAGE-BACKED SECURITIES PERFORM WELL? AND WHAT'S YOUR
OUTLOOK?
K.G. By historical standards, interest rates have been reasonably stable because the economic environment has been steady. The bond market has been priced for stability. Because mortgages are, in a sense, planned volatility, they performed well in this kind of stable investing climate. Going forward, I'll keep the fund's interest rate sensitivity in line with that of the overall market. I'll probably look to sell off some of the fund's corporate positions to take advantage of their price appreciation, and continue to underweight mortgages.
Q. LOOKING AT THE BIG PICTURE, BETTINA, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
B.D. In terms of the overall U.S. economy, I believe it's likely there will be more of the same - moderate growth and low inflation - although the duration of the current economic expansion already has exceeded most other post-war expansions. In light of this and the diminishing opportunities for companies to achieve large benefits from restructuring, I believe it's going to be increasingly difficult for companies to sustain strong internal profit growth. As a result, market share gains, globalization, improved productivity, capital redeployment and execution will be the critical success factors. In addition, I expect mergers and acquisitions to accelerate as companies seek to bolster market positions and exploit both cost-reducing and revenue-enhancing synergies. Given the scenario I just outlined, I think it's quite probable the same stocks that recently have been market leaders - larger-cap financials, drugs and consumer nondurables
- will continue to outperform. While I'm fairly optimistic regarding the stock market in general, one of the largest potential risks I can envision is a rise in interest rates. Given its recent rhetoric, the Federal Reserve Board could increase short-term rates to deflate what some members believe is an overheated stock market, or to respond to indications of higher inflation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: high income with
preservation of capital. The
fund also considers the
potential for the growth of
capital.
FUND NUMBER: 004
TRADING SYMBOL: FPURX
START DATE: April 16, 1947
SIZE: as of January 31,
1997, more than $19.0 billion
MANAGER: Bettina Doulton,
since 1996; manager,
several other Fidelity funds;
joined Fidelity in 1986; Kevin
Grant, since 1996; manager,
several other Fidelity funds;
joined Fidelity in 1993
(checkmark)
BETTINA DOULTON ON HER
SELL DISCIPLINE:
"There are really two separate
cases to consider regarding
selling a stock: either the
stock has met my valuation
target, or its fundamentals -
business prospects -
become disappointing. My
sell decisions for those stocks
that do well tend to be
somewhat evolutionary, since
I may come to recognize new
positive factors that upgrade
my outlook for a company.
For instance, if a company
meets my expectations but
continues to execute
perfectly, or develops an
exciting new product - giving
it the potential to be revalued
- then I may need to raise
my target level. On the other
hand, my sell decision is
clearly triggered when
company fundamentals
deteriorate or fail to develop
as expected - or when better
investment opportunities
arise."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Philip Morris Companies, Inc.   2.9            3.9

Citicorp                        2.7            2.0

General Electric Co.            2.3            3.0

BankAmerica Corp.               2.0            1.6

AlliedSignal, Inc.              1.9            1.7

TOP FIVE BOND ISSUERS AS OF JANUARY 31, 1997
(WITH MATURITIES MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE ISSUERS
                                                       6 MONTHS AGO

U.S. Treasury                           7.0            8.8

Federal National Mortgage Association   3.6            5.0

Government National Mortgage            3.2            4.7
 Association

State of Israel                         0.9            0.9

Federal Home Loan Mortgage              0.6            0.4
 Corporation

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Finance                            21.5           15.2

Nondurables                        8.1            6.7

Energy                             7.6            10.0

Health                             6.4            5.5

Industrial Machinery & Equipment   6.2            6.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 4.5
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 33.1
Row: 1, Col: 4, Value: 31.4
Row: 1, Col: 5, Value: 30.0
Row: 1, Col: 1, Value: 3.8
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 34.0
Row: 1, Col: 4, Value: 31.0
Row: 1, Col: 5, Value: 30.0
Stocks 61.7%
Bonds 33.1%
Convertible
securities 0.7%
Short-term
investments 4.5%
FOREIGN
INVESTMENTS 9.7%
Stocks 61.3%
Bonds 34.0%
Convertible
securities 0.9%
Short-term
investments 3.8%
FOREIGN
INVESTMENTS 9.1%
*
**
INVESTMENTS JANUARY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 60.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.9%
AEROSPACE & DEFENSE - 1.8%
Boeing Co.   854,726 $ 91,563
Lockheed Martin Corp.   1,655,700  152,324
Rockwell International Corp.  955,400  62,818
Sundstrand Corp.   939,600  40,285
  346,990
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   2,287,200  104,925
SHIP BUILDING & REPAIR - 0.6%
General Dynamics Corp.   1,467,300  103,628
Newport News Shipbuilding, Inc.  129,480  2,072
  105,700
TOTAL AEROSPACE & DEFENSE   557,615
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 3.3%
Air Products & Chemicals, Inc.   1,335,400  95,314
du Pont (E.I.) de Nemours & Co.   1,136,100  124,545
Monsanto Co.   3,224,000  122,109
Nalco Chemical Co.   1,139,100  40,438
Olin Corp.   813,200  29,783
Praxair, Inc.   2,408,800  111,708
Union Carbide Corp.   1,951,600  88,554
Witco Corp.   673,600  20,040
  632,491
METALS & MINING - 0.3%
Aluminum Co. of America  813,100  56,104
Martin Marietta Materials, Inc.   300,000  7,987
  64,091
PAPER & FOREST PRODUCTS - 0.6%
Kimberly-Clark Corp.  1,092,500  106,519
TOTAL BASIC INDUSTRIES   803,101
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - 3.5%
AlliedSignal, Inc.   5,205,300 $ 365,672
Textron, Inc.   213,500  20,790
Tyco International Ltd.   1,530,300  87,418
United Technologies Corp.   2,629,400  183,401
  657,281
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Masco Corp.   785,600  27,103
DURABLES - 1.8%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Eaton Corp.   744,300  52,101
General Motors Corp.   150,000  8,850
Johnson Controls, Inc.   775,700  66,710
  127,661
CONSUMER DURABLES - 0.8%
Minnesota Mining & Manufacturing Co.   1,849,100  157,636
CONSUMER ELECTRONICS - 0.3%
Newell Co.   1,555,800  51,341
TOTAL DURABLES   336,638
ENERGY - 6.7%
ENERGY SERVICES - 1.2%
Baker Hughes, Inc.   1,283,000  50,037
Halliburton Co.   450,000  32,569
Schlumberger Ltd.   1,207,200  134,150
  216,756
OIL & GAS - 5.5%
British Petroleum PLC:
 Ord.   10,987,71  129,377
 ADR  2,450,540  347,058
Exxon Corp.   620,900  64,341
Harcor Energy, Inc. (warrants) (a)  165,000  165
Mobil Corp.   826,300  108,452
Pennzoil Co.   100,000  6,238
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Royal Dutch Petroleum Co.:
 Ord.   148,200 $ 25,931
 ADR  1,392,300  241,564
Texaco, Inc.   558,000  59,078
Total SA:
Class B  290,700  25,011
 sponsored ADR  353,200  15,232
USX-Marathon Group  314,600  8,376
Unocal Corp.   451,135  19,003
  1,049,826
TOTAL ENERGY   1,266,582
FINANCE - 14.8%
BANKS - 8.4%
Bank of Boston Corp.   2,267,629  161,569
BankAmerica Corp.   3,323,900  371,030
Bankers Trust New York Corp.   484,200  41,157
Chase Manhattan Corp.  1,940,700  179,515
Citicorp  4,408,000  512,981
National City Corp.   1,374,162  62,353
NationsBank Corp.   2,499,300  269,924
  1,598,529
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   5,625,627  350,898
Associates First Capital Corp.   191,000  9,287
Beneficial Corp.   250,400  16,839
Household International, Inc.   26  3
  377,027
FEDERAL SPONSORED CREDIT - 2.8%
Federal Home Loan Mortgage Corporation  9,958,000  301,230
Federal National Mortgage Association  5,642,150  222,864
  524,094
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 1.6%
Allstate Corp.   2,307,522 $ 151,720
ITT Hartford Group, Inc.   1,010,400  74,138
Loews Corp.   709,100  70,112
Travelers Group, Inc. (The)  266,667  13,967
  309,937
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (h)  6,318  632
TOTAL FINANCE   2,810,219
HEALTH - 6.3%
DRUGS & PHARMACEUTICALS - 6.1%
American Home Products Corp.   2,316,600  146,815
Bristol-Myers Squibb Co.   1,994,600  253,314
Merck & Co., Inc.   2,211,700  200,712
Novartis AG (Reg.) (a)  18,600  21,279
Pharmacia & Upjohn, Inc.   3,605,930  134,321
Pfizer, Inc.   950,000  88,231
Schering-Plough Corp.   498,600  37,707
SmithKline Beecham PLC ADR  3,837,100  277,230
  1,159,609
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Baxter International, Inc.   650,000  29,981
TOTAL HEALTH   1,189,590
HOLDING COMPANIES - 0.1%
CINergy Corp.   343,900  11,865
SDW Holdings Corp. (warrants) (a)  1,970  10
  11,875
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 3.7%
Emerson Electric Co.   1,083,900  107,035
General Electric Co.   4,288,700  441,736
General Signal Corp.   1,791,600  81,070
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Grainger (W.W.), Inc.   615,800 $ 47,571
Westinghouse Electric Corp.   800,000  14,700
  692,112
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Cooper Industries, Inc.   2,067,894  89,178
Harnischfeger Industries, Inc.   1,180,800  52,398
  141,576
POLLUTION CONTROL - 1.2%
Browning-Ferris Industries, Inc.   3,635,700  118,160
WMX Technologies, Inc.   2,838,500  103,960
  222,120
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,055,808
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.0%
Benedek Communications Corp. (warrants) (a)  51,900  156
CS Wireless Systems, Inc. (a)(h)  5,494  -
  156
ENTERTAINMENT - 0.0%
Cedar Fair LP (depositary unit)  150,000  5,513
Live Entertainment, Inc. (a)(g):
 $2.00 (warrants)   256,000  13
 $2.72 (warrants)   244,705  12
  5,538
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc. (a)(h):
 Series H (warrants)  10,225  1,687
 Series I (warrants)  5,050  278
  1,965
LODGING & GAMING - 0.0%
Bally Gaming International, Inc. (warrants) (a)  135,000  203
Motels of America, Inc. (a)  3,000  105
  308
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.3%
Knight-Ridder, Inc.   394,100 $ 15,123
McGraw-Hill, Inc.   925,300  46,034
  61,157
TOTAL MEDIA & LEISURE   69,124
NONDURABLES - 7.5%
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   2,204,000  93,670
FOODS - 0.8%
Flowers Industries, Inc.   692,200  14,795
General Mills, Inc.   1,128,200  76,436
Heinz (H.J.) Co.   720,100  28,984
Kellogg Co.   230,100  16,021
Nabisco Holdings Corp. Class A  449,100  17,178
  153,414
HOUSEHOLD PRODUCTS - 3.3%
Clorox Co.   570,800  67,710
Procter & Gamble Co.   1,965,200  226,981
Renaissance Cosmetics, Inc. unit (h)  10,000  10,200
Unilever PLC Ord.   2,157,500  48,285
Unilever NV:
 Ord.   150,000  24,827
 ADR  1,547,000  254,482
  632,485
TOBACCO - 2.9%
Philip Morris Companies, Inc.   4,572,680  543,577
TOTAL NONDURABLES   1,423,146
RETAIL & WHOLESALE - 1.8%
APPAREL STORES - 0.0%
Footstar, Inc. (a)  308,139  6,972
Lamonts Apparel, Inc. (a)  50,220  5
Lamonts Apparel, Inc. (warrants) (a)  92,674  -
  6,977
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.5%
CVS Corp.   1,070,300 $ 46,290
Rite Aid Corp.   1,029,100  41,164
  87,454
GENERAL MERCHANDISE STORES - 1.2%
Dayton Hudson Corp.   473,700  17,823
Sears, Roebuck & Co.   417,000  20,016
Wal-Mart Stores, Inc.   7,650,300  181,695
  219,534
GROCERY STORES - 0.0%
Food 4 Less Holdings, Inc. (warrants) (a)(g)  14,206  170
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Barry's Jewelers, Inc. (warrants) (a)  4,797  -
Town & Country Jewelry Manufacturing Corp. Class A (a) 234,694 74 Toys "R" Us, Inc. (a) 898,600 22,465
  22,539
TOTAL RETAIL & WHOLESALE   336,674
SERVICES - 0.4%
PRINTING - 0.4%
Deluxe Corp.   2,075,600  63,825
Donnelley (R.R.) & Sons Co.   171,700  5,366
  69,191
SERVICES - 0.0%
Block (H&R), Inc.   330,100  9,779
TOTAL SERVICES   78,970
TECHNOLOGY - 2.8%
COMMUNICATIONS EQUIPMENT - 0.1%
Hyperion Telecommunications, Inc. (warrants) (a)(h)  19,970  399
Lucent Technologies, Inc.   250,000  13,563
  13,962
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Exide Electronics Group, Inc. (warrants) (a)(h)  4,180 $ 189
International Business Machines Corp.   672,300  105,719
Pitney Bowes, Inc.   2,825,240  162,804
  268,712
ELECTRONICS - 0.5%
Thomas & Betts Corp.   2,172,350  101,829
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   1,796,200  155,820
TOTAL TECHNOLOGY   540,323
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.0%
Viad Corp.   196,600  3,096
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.   1,137,200  99,506
TRUCKING & FREIGHT - 0.2%
Consolidated Freightways, Inc.   1,259,200  31,952
TOTAL TRANSPORTATION   134,554
UTILITIES - 1.4%
CELLULAR - 0.0%
Intercel, Inc. (warrants) (a)  25,856  194
Microcell Telecommunications, Inc. (a):
 (warrants)  129,680  2,188
 (conditional warrants)  129,680  81
  2,463
ELECTRIC UTILITY - 0.2%
Allegheny Power System, Inc.   244,700  7,493
American Electric Power Co., Inc.   49,600  2,052
DPL, Inc.   6,000  147
Edison International  650,000  13,894
El Paso Electric Co. (a)  4,800  35
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
GPU, Inc.   100,000 $ 3,350
Ohio Edison Co.   257,800  5,962
Portland General Corp.   133,900  5,256
  38,189
GAS - 0.4%
Consolidated Natural Gas Co.   893,500  49,701
El Paso Natural Gas Co.   60,208  3,244
Enron Corp.   625,100  25,785
  78,730
TELEPHONE SERVICES - 0.8%
Ameritech Corp.   673,800  40,260
BCE, Inc.   965,100  48,610
MCI Communications Corp.   1,036,000  36,390
Nextlink Communications, Inc. unit (h)  264,092  13,238
  138,498
TOTAL UTILITIES   257,880
TOTAL COMMON STOCKS
(Cost $9,014,498)   11,556,483
PREFERRED STOCKS - 1.3%
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.2%
OIL & GAS - 0.2%
Occidental Petroleum Corp. $3.875 (h)  339,500  20,412
Tosco Financing Trust $2.875 (h)  219,300  12,062
  32,474
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd. $3.00 (h) 300,000 $ 16,313 Westinghouse Electric Corp. $1.30 (h) 86,300 1,423
  17,736
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15%  51,900  5,501
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (h)  534,900  29,888
TOTAL MEDIA & LEISURE   35,389
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
TJX Companies, Inc., Series E, $7.00  63,000  13,545
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. pay-in-kind  3,625  2
TOTAL RETAIL & WHOLESALE   13,547
TOTAL CONVERTIBLE PREFERRED STOCKS   99,146
NONCONVERTIBLE PREFERRED STOCKS - 0.8%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  242,100  791
FINANCE - 0.1%
BANKS - 0.0%
California Federal Preferred Capital Corp. 9 1/8%   71,280  1,764
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
FINANCE - CONTINUED
SAVINGS & LOANS - 0.1%
California Federal Bank FSB 11 1/2%  59,929 $ 6,907
Chevy Chase Capital Corp., Series A, $5.1875  28,000  1,477
  8,384
TOTAL FINANCE   10,148
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (g)  2,581  2,006
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.5%
American Radio System pay-in-kind 11 3/8% (h) 68,498 6,833 Cablevision Systems Corp., Series H, $11.75 pay-in-kind 98,618 9,393 Chancellor Radio Broadcasting Co., Series A (a) 64,300 7,362 PanAmSat Corp. 12 3/4% pay-in-kind 23,430 28,350
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  36,008  39,339
  91,277
PUBLISHING - 0.1%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  13,592  1,380
 Series D, $200  161,300  15,969
  17,349
TOTAL MEDIA & LEISURE   108,626
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc. pay-in-kind 14% (h)  350  313
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Holdings, Inc. 14 1/4% pay-in-kind  13,220  14,806
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 0.0%
ELECTRIC UTILITY - 0.0%
Entergy Gulf States, Inc.:
 Series A adj. rate  37,296 $ 3,646
 $9.96  44,488  4,566
  8,212
TOTAL NONCONVERTIBLE PREFERRED STOCKS   144,902
TOTAL PREFERRED STOCKS
(Cost $225,176)   244,048
CORPORATE BONDS - 15.5%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (C) AMOUNT (000S)
CONVERTIBLE BONDS - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Cooper Industries, Inc. 7.05%, 1/1/15  A3 $ 26,962  28,849
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.
0%, 12/15/05 (d)(h)  -  40  31
TOTAL CONVERTIBLE BONDS   28,880
NONCONVERTIBLE BONDS - 15.3%
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.4%
Lockheed Martin Corp. 7.20%, 5/1/36  A3  74,700  76,649
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  2,090  2,090
  78,739
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc. (h):
 8 5/8%, 12/1/06  Ba2 $ 370 $ 381
 9 1/4%, 12/1/06  B1  1,690  1,753
  2,134
TOTAL AEROSPACE & DEFENSE   80,873
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.3%
Atlantis Group, Inc. 11%, 2/15/03  B2  5,630  5,855
Foamex-JPS Automotive LP/Foamex JPS Capital
Corp. 0%, 7/1/04 (d)  Caa  2,400  2,136
Foamex LP/Foamex Capital Corp.:
9 1/2%, 6/1/00  B1  320  327
 11 7/8%, 10/1/04  B3  3,530  3,812
Freedom Chemical Co.
10 5/8%, 10/15/06 (h)  B3  13,600  14,382
Methanex Corp. yankee
8 7/8%, 11/15/01  A2  25,455  27,270
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  8,720  9,243
  63,025
IRON & STEEL - 0.0%
AK Steel Corp. 9 1/8%, 12/15/06 (h)  Ba2  4,890  5,000
WCI Steel, Inc. 10%, 12/1/04 (h)  B1  2,330  2,400
  7,400
METALS & MINING - 0.1%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2  4,250  4,463
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  2,380  2,576
Renco Metals, Inc. 11 1/2%, 7/1/03  B2  3,420  3,574
  10,613
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.1%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa1 $ 15,250 $ 15,224
Crown Packaging Holdings Ltd.
0%, 11/1/03 (d)  Ca  8,160  2,448
  17,672
PAPER & FOREST PRODUCTS - 0.3%
Chesapeake Corp.:
 10 3/8%, 10/1/00  Baa3  2,700  3,012
 9 7/8%, 5/1/03  Baa3  10,000  11,348
Crown Paper Co. 11%, 9/1/05  B3  1,120  1,030
Doman Industries Ltd. yankee 8 3/4%, 3/15/04  Ba3  11,300  10,679
Great Northern Nekoosa Corp.
9 1/8%, 2/1/98  Baa2  7,800  8,013
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02  B2  1,010  1,010
 9 7/8%, 5/1/06  Caa  7,030  6,925
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  B3  6,140  6,062
SD Warren Co., Series B, 12%, 12/15/04  B1  2,640  2,878
Stone Container Corp. 11 7/8%, 8/1/16  B1  2,850  2,936
  53,893
TOTAL BASIC INDUSTRIES   152,603
CONGLOMERATES - 0.1%
Jordan Industries, Inc.:
 10 3/8%, 8/1/03  B3  10,540  10,487
 0%, 8/1/05 (d)  Caa  8,830  7,241
  17,728
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
McDermott (J. Ray) SA 9 3/8%, 7/15/06  B1  7,490  7,827
WCI Communities LP 17%, 7/24/98 (g)  -  15,000  15,000
  22,827
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 0.3%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Delco Remy International, Inc.
10 5/8%, 8/1/06 (h)  B2 $ 1,280 $ 1,357
Lear Corp. 9 1/2%, 7/15/06  B1  4,650  4,859
  6,216
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  9,370  9,815
Knoll, Inc. 10 7/8%, 3/15/06  B3  4,100  4,500
  14,315
TEXTILES & APPAREL - 0.2%
Dan River, Inc. 10 1/8%, 12/15/03  B3  3,340  3,432
Levi Strauss & Co. 6.80%, 11/1/03 (h)  Baa2  30,210  30,128
  33,560
TOTAL DURABLES   54,091
ENERGY - 0.7%
ENERGY SERVICES - 0.2%
Petroliam Nasional BHD yankee (h):
 6 7/8%, 7/1/03  A1  15,120  15,116
 7 1/8%, 8/15/05   A1  27,050  27,051
  42,167
OIL & GAS - 0.5%
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  6,110  6,492
Forcenergy, Inc. 9 1/2%, 11/1/06  B2  760  798
Harcor Energy, Inc. 14 7/8%, 7/15/02  B3  6,530  7,575
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  13,990  13,848
KCS Energy, Inc. 11%, 1/15/03  B1  3,140  3,407
Norcen Energy Resources Ltd. yankee
7 3/8%, 5/15/06  Baa3  11,500  11,604
Occidental Petroleum Corp. 8 1/2%, 11/9/01  Baa2  5,900  6,303
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
8.29%, 3/15/14 (h)  A3  44,540  44,714
Vintage Petroleum, Inc. 8 5/8%, 2/1/09  B1  170  169
  94,910
TOTAL ENERGY   137,077
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 6.6%
ASSET-BACKED SECURITIES - 1.4%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2 $ 8,380 $ 9,281
Capital Equipment Receivables Trust
6.11%, 7/15/99   Aaa  76,770  76,746
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02   Aaa  37,278  37,569
 6.76%, 9/15/02  A3  9,763  9,836
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02  Aaa  17,175  17,288
 5.90%, 7/15/03  Aaa  39,060  38,986
Ford Credit Grantor Trust
5.90%, 10/15/00   Aaa  12,060  12,049
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  6,711  6,781
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  1,569  1,566
Premier Auto Trust:
 4.90%, 12/15/98  Aaa  538  535
 4.95%, 2/2/99  A2  1,470  1,459
Sears Credit Account Master Trust II
6 1/2%, 10/15/03   Aaa  34,060  34,294
Standard Credit Card Master Trust I:
 4.85%, 3/7/99  A2  7,800  7,793
 7.65%, 2/15/00  A2  3,800  3,856
Union Federal Savings Bank Grantor Trust
8.20%, 1/10/01  Baa  1,005  1,019
  259,058
BANKS - 2.6%
ABN Amro Bank NV
6 5/8%, 10/31/01  Aa3  28,500  28,459
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (h)  A1  50,000  48,473
BankBoston Capital Trust I
7 3/4%, 12/15/26 (h)  Baa1  37,000  35,825
Banponce Financial Corp.:
 6.66%, 3/26/01  A3  10,000  9,974
 6 3/4%, 8/9/01  A3  18,240  18,211

CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Capital One Bank:
6.74%, 5/31/99  Baa3 $ 14,195 $ 14,267
 7.20%, 7/19/99  Baa3  22,000  22,350
Corporacion Andina De Fomento yankee
7 1/4%, 4/30/98 (h)  Baa2  5,900  5,978
First Chicago Institutional Capital B
7 3/4%, 12/1/26 (h)  A1  34,000  32,870
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  7,485  7,678
First Maryland Bancorp 10 3/8%, 8/1/99  Baa1  8,345  9,068
First Security Corp. 6 7/8%, 11/15/06  A3  25,000  24,336
First USA Bank 6 1/2%, 12/23/99  Baa3  29,500  29,393
Firstar Corp. 7.15%, 9/1/00  A3  11,970  12,075
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  3,520  3,626
HSBC Americas, Inc. 7%, 11/1/06  Baa1  24,500  24,112
Hartford National Corp. 9.85%, 6/1/99  A3  2,000  2,137
Kansallis-Osake-Pankki 10%, 5/1/02  A3  5,285  6,011
Korea Development Bank yankee
6 1/4%, 5/1/00  A1  6,000  5,949
Manufacturers Hanover Corp.
8 1/2%, 2/15/99  A2  160  167
Manufacturers Hanover Trust
euro 5.5625%, 4/30/97 (i)  A1  500  500
Merchants National Corp. 9 7/8%, 10/1/99  A2  6,850  7,395
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  16,000  15,220
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  16,530  17,013
Midlantic Corp.:
 9 7/8%, 12/1/99  A3  18,227  19,765
 9.20%, 8/1/01  A3  11,550  12,488
Nationsbank Corp. 5 1/8%, 9/15/98  A1  2,000  1,969
Provident Bank 6 1/8%, 12/15/00  A3  27,500  27,027
Shawmut National Corp. 8 5/8%, 12/15/99  A3  7,440  7,820
Signet Banking Corp.:
 5 5/8%, 5/15/97 (i)  Baa2  2,640  2,635
 5.8125%, 4/15/98 (i)  Baa2  6,210  6,187
 9 5/8%, 6/1/99  Baa2  7,500  7,978
Signet Bank 7.80%, 9/15/06  Baa1  12,500  12,891
Summit Bancorp. 8 5/8%, 12/10/02  BBB-  6,750  7,288
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Union Planters National Bank
6.81%, 8/20/01  A3 $ 13,000 $ 13,065
United Virginia Bankshares, Inc.
8 5/8%, 4/15/98  Baa1  1,522  1,561
  501,761
CREDIT & OTHER FINANCE - 2.1%
AT&T Capital Corp.:
 6%, 11/13/98  Baa3  6,000  5,977
 6.02%, 12/4/98  Baa3  40,260  40,088
Ahmanson Capital Trust I
8.36%, 12/1/26 (h)  Baa3  15,500  15,633
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3  50,000  50,275
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  45,890  45,823
Chase Capital I 7.67%, 12/1/26  A1  42,000  40,873
Chrysler Financial Corp.:
6.80%, 5/26/98  A3  5,000  5,051
 6 3/8%, 1/28/00  A3  29,710  29,741
Finova Capital Corp. 6.14%, 11/2/98  Baa1  1,880  1,877
First Securities Capital I
8.41%, 12/15/26 (h)  A3  18,730  19,142
Fleet Mortgage Group, Inc. 6 1/2%, 6/15/00  A2  3,900  3,883
Ford Motor Credit Co.:
5 5/8%, 3/3/97  A1  1,250  1,248
 euro 8 5/8%, 1/24/00  A1  7,250  7,640
General Electric Capital Corp.
6.94%, 4/13/09 (e)  Aaa  25,630  25,960
General Motors Acceptance Corp.:
5 3/8%, 3/9/98  A3  2,700  2,684
 8 5/8%, 6/15/99  A3  6,400  6,717
 8%, 10/1/99  A3  6,200  6,439
 6.65%, 5/24/00  A3  5,950  5,975
Greyhound Financial Corp. 6.95%, 1/28/98  Baa2  2,000  2,017
HMC Acquisition Properties, Inc. 9%, 12/15/07 Ba3 17,230 17,488 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Imperial Credit Industries, Inc.
9 7/8%, 1/15/06 (h)  B1 $ 800 $ 821
MCN Investment Corp. 5.84%, 2/1/99  Baa2  11,820  11,714
Wells Fargo Capital C 7.73%, 12/1/26 (h)  A1  59,000  57,320
  404,386
INSURANCE - 0.3%
SunAmerica, Inc.:
6.20%, 10/31/99  Baa1  21,500  21,388
 Series 2, 6.20%, 10/31/99  Baa1  27,000  26,953
  48,341
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc.
9 1/8%, 1/15/03  Ba3  1,930  1,985
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  20,050  22,306
First Nationwide Escrow Corp.
10 5/8%, 10/1/03 (h)  Ba3  7,590  8,235
Great Western Financial Corp.
6 3/8%, 7/1/00  Baa1  1,330  1,321
Home Savings of America 6%, 11/1/00  A3  10,500  10,231
  44,078
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (h)  -  607  668
TOTAL FINANCE   1,258,292
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
10 3/4%, 7/1/00  B3  4,510  4,589
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.
6 1/2%, 3/15/99  A2 $ 13,120 $ 13,172
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1  3,490  3,490
 8 5/8%, 1/15/07  Ba3  1,410  1,429
  18,091
TOTAL HEALTH   22,680
HOLDING COMPANIES - 0.0%
Gray Communications Systems, Inc.
10 5/8%, 10/1/06  B3  5,040  5,355
Veritas Holding yankee 9 5/8%, 12/15/03 (h)  BB-  840  857
  6,212
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
Magnetek, Inc. 10 3/4%, 11/15/98  B1  14,580  15,163
Motors & Gears, Inc. 10 3/4%, 11/15/06 (h)  B3  9,850  10,146
Omnipoint Corp.:
 11 5/8%, 8/15/06 (h)  B3  2,450  2,554
 11 5/8%, 8/15/06  B2  5,240  5,463
  33,326
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Goss Graphic System, Inc. 12%, 10/15/06  B2  1,790  1,875
International Knife & Saw, Inc.
11 3/8%, 11/15/06 (h)  B3  870  898
Thermadyne Holdings Corp.:
 10 1/4%, 5/1/02  B1  2,790  2,895
 10 3/4%, 11/1/03   B3  8,019  8,310
  13,978
POLLUTION CONTROL - 0.0%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (h)  B3  1,100  1,168
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   48,472
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 1.7%
BROADCASTING - 0.7%
Adelphia Communications Corp.
12 1/2%, 5/15/02  B3 $ 3,970 $ 4,084
Benedek Communications Corp.
0%, 5/15/06 (d)  -  5,500  3,341
Comcast UK Cable Partners Ltd. 0%, 11/15/07  B2  2,370  1,659
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  19,980  6,993
Diamond Cable Communications PLC yankee
0%, 12/15/05 (d)  B3  8,240  5,747
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05  B3  2,670  2,730
 9 3/8%, 12/1/05  B3  1,500  1,448
Jacor Communications Co. 9 3/4%, 12/15/06  B2  660  675
Lenfest Communications, Inc.:
8 3/8%, 11/1/05  Ba3  1,570  1,507
 10 1/2%, 6/15/06  B2  1,120  1,187
NWCG Holdings Corp. 0%, 6/15/99  Caa  12,505  10,582
Olympus Communciation LP/Olympus Capital
Corp. 10 5/8%, 11/15/06 (h)  B1  3,730  3,842
Peoples Choice TV Corp. unit
0%, 6/1/04 (d)  Caa  10,780  4,528
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  1,780  1,878
TCI Communication, Inc. 6.82%, 9/15/10  Ba1  26,000  25,972
Telewest PLC 0%, 10/1/07 (d)  B1  3,570  2,463
Time Warner, Inc.:
6.85%, 1/15/26  Ba1  19,000  18,459
 7 3/4%, 6/15/05  Ba1  22,000  22,210
UIH Australia/PAC, Inc., Series B,
0%, 5/15/06 (d)  B2  19,510  9,950
United International Holdings, Inc.:
0%, 11/15/99  B3  820  590
 Series B, 0%, 11/15/99  B3  890  641
  130,486
ENTERTAINMENT - 0.2%
Alliance Gaming Corp. 12 7/8%, 6/30/03  B2  8,340  9,049
AMF Group, Inc., Series B:
0%, 3/15/06 (d)  B2  9,350  6,475
 10 7/8%, 3/15/06  B2  8,025  8,667
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - CONTINUED
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2 $ 2,370 $ 2,411
Viacom, Inc. 8%, 7/7/06  B1  14,690  14,194
  40,796
LEISURE DURABLES & TOYS - 0.2%
Coleman Holdings 0%, 5/27/98  B3  5,730  5,013
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  12,820  14,423
IHF Holdings, Inc. 0%, 11/ 15/04 (d)  Caa  10,225  8,282
ICON Fitness Corp. 0%, 11/15/06 (h)  -  2,530  1,379
  29,097
LODGING & GAMING - 0.4%
American Skiing Co. 12%, 7/15/06  B3  5,980  6,144
Casino America, Inc. 12 1/2%, 8/1/03  B1  680  668
Circus Circus Enterprises, Inc. 7%, 11/15/36  Baa2  15,700  15,237
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  20,053  20,504
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3  18,160  18,750
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  900  878
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  10,735  11,728
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  430  454
  74,363
PUBLISHING - 0.1%
Hollinger International Publishing, Inc.
9 1/4%, 2/1/06  B1  4,905  4,930
News America Holdings, Inc.:
 gtd. 9 1/8%, 10/15/99  Baa3  10,000  10,650
 8 5/8%, 2/1/03  Baa3  3,805  4,085
  19,665
RESTAURANTS - 0.1%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,820  2,601
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  B1  15,390  15,929
  18,530
TOTAL MEDIA & LEISURE   312,937
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 0.6%
FOODS - 0.4%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1 $ 20,725 $ 21,048
Dart and Kraft Finance NV gtd.
7 3/4%, 11/30/98  A2  7,239  7,411
International Home Foods, Inc.
10 3/8%, 11/1/06 (h)  B2  6,150  6,381
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  18,000  19,560
Specialty Foods Corp.:
 10 1/4%, 8/15/01  B3  3,015  2,864
 11 1/8%, 10/1/02  B3  6,250  6,063
  63,327
HOUSEHOLD PRODUCTS - 0.1%
Revlon Worldwide Corp. secured 0%, 3/15/98  B3  21,700  19,557
TOBACCO - 0.1%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  20,550  20,759
TOTAL NONDURABLES   103,643
RETAIL & WHOLESALE - 0.5%
APPAREL STORES - 0.2%
Lamonts Apparel, Inc.
10 1/4%, 11/1/99 pay-in-kind (b)(h)  -  3,082  123
Mothers Work, Inc. 12 5/8%, 8/1/05  B3  12,150  12,636
Specialty Retailers, Inc.:
10%, 8/15/00  B1  7,370  7,665
 11%, 8/15/03  B3  5,110  5,366
 Series D, 11%, 8/15/03  B-  10,000  10,500
  36,290
GENERAL MERCHANDISE STORES - 0.1%
Dayton Hudson Corp. 6.80%, 10/1/01  Baa1  24,000  23,987
Pantry, Inc. 12%, 11/15/00  B2  3,370  3,404
  27,391
GROCERY STORES - 0.2%
Food 4 Less Holdings, Inc.
0%, 7/15/05 (d)  Caa  9,730  6,762
Penn Traffic Co.:
10 1/4%, 2/15/02  B2  3,160  2,449
 8 5/8%, 12/15/03  B2  750  570
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Penn Traffic Co.: - continued
10 3/8%, 10/1/04  B2 $ 1,350 $ 1,046
 11 1/2%, 4/15/06  B2  540  429
Pueblo Xtra International, Inc. 9 1/2%, 8/1/03  B2  10,365  9,782
Star Markets, Inc. 13%, 11/1/04  B3  6,610  7,437
  28,475
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  2,230  2,386
Town & Country Corp. 11 1/2%, 9/15/97  B3  1,370  1,274
  3,660
TOTAL RETAIL & WHOLESALE   95,816
SERVICES - 0.2%
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  7,880  7,723
SERVICES - 0.1%
Celestica International, Inc. yankee
10 1/2%, 12/31/06 (h)  B2  1,240  1,333
Orion Network System, Inc.:
 0%, 1/15/07 unit (d)  B2  14,170  7,847
 11 1/4%, 1/15/07 unit  B2  8,920  8,953
Outsourcing Solutions, Inc.
11%, 11/1/06 (h)  B3  2,190  2,321
  20,454
TOTAL SERVICES   28,177
TECHNOLOGY - 1.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa  18,380  12,866
Hyperion Telecommunications, Inc., Series B,
0%, 4/15/03 (d)  -  19,970  11,583
  24,449
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Bell & Howell Co. 0%, 3/1/05 (d)  B3 $ 12,755 $ 9,566
Comdisco, Inc.:
 7 1/4%, 4/15/98  Baa1  20,205  20,457
 6.35%, 8/7/98  Baa1  13,200  13,235
 6.70%, 8/6/99  Baa1  6,750  6,792
 9.28%, 6/5/00  Baa2  2,000  2,160
 9.30%, 6/27/00  Baa2  2,000  2,167
 9 1/4%, 7/6/00  Baa2  7,625  8,240
 6 3/8%, 11/30/01  Baa1  24,500  24,067
 9 1/2%, 1/28/02  Baa2  2,580  2,874
Dictaphone Corp. 11 3/4%, 8/1/05  B3  13,480  11,188
Exide Electronics Group, Inc.
11 1/2%, 5/15/06  B3  4,180  4,473
Unisys Corp.:
 10 5/8%, 10/1/99  B1  2,250  2,329
 12%, 4/15/03  B1  12,640  13,651
 11 3/4%, 10/15/04  B1  2,360  2,542
  123,741
ELECTRONICS - 0.3%
Motorola, Inc. 6 1/2%, 9/1/25  Aa3  30,050  29,677
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  32,100  32,484
  62,161
TOTAL TECHNOLOGY   210,351
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.3%
AMR Corp.:
 7 3/4%, 12/1/97  Baa3  3,500  3,542
 9 1/2%, 7/15/98  Baa3  5,690  5,927
Atlas Air, Inc. 12 1/4%, 12/1/02  Ba3  4,810  5,339
Delta Air Lines, Inc. 8 1/4%, 12/27/07 (e)  Baa3  20,130  22,423
United Airlines pass through trust
7.27%, 1/30/13  Baa1  12,130  11,715
US Air, Inc. pass through trust
8 5/8%, 9/1/98  B1  3,000  3,038
  51,984
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2 $ 22,430 $ 22,861
Transtar Holdings LP/Transtar Capital Corp.
0%, 12/15/03 (d)  B-  9,742  7,696
  30,557
TOTAL TRANSPORTATION   82,541
UTILITIES - 1.4%
CELLULAR - 0.7%
Arch Communications Group, Inc.
0%, 3/15/08 (d)  B3  19,750  10,616
Intercel, Inc. 0%, 5/1/06 (d)  B2  8,720  5,581
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  32,420  17,831
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  59,270  38,822
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  7,500  7,200
360 Degrees Communications Co.:
 7 1/8%, 3/1/03  Ba2  18,000  17,863
 7 1/2%, 3/1/06  Ba2  30,000  29,902
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  1,270  1,167
  128,982
ELECTRIC UTILITY - 0.2%
AES China Generating Ltd. yankee
10 1/8%, 12/15/06  Ba3  3,360  3,494
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14  Aa2  8,660  9,960
Texas Utilities Electric Co.:
 1st Mtg. & Collateral Trust 7 1/8%, 6/1/97   Baa1  3,000  3,013
 6 3/8%, 8/1/97  Baa1  2,000  2,005
 9 1/2%, 8/1/99  Baa1  2,000  2,140
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
United Illuminating Co.:
 7 3/8%, 1/15/98  Baa3 $ 4,000 $ 4,030
 9.76%, 1/2/06  Baa3  11,074  11,533
Virginia Electric & Power Co. 6.35%, 6/8/98  A3  10,000  10,044
  46,219
GAS - 0.2%
Kern River Funding Corp.
6.72%, 9/30/01 (h)  A3  20,000  19,926
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa2  20,650  23,197
  43,123
TELEPHONE SERVICES - 0.3%
Brooks Fiber Properties, Inc.
0%, 11/1/06 (d)(h)  -  1,350  861
GST USA, Inc. 0%, 12/15/05 (d)  -  10,020  6,237
Intermedia Communications, Inc.
0%, 5/15/06 (d)  B3  9,990  6,693
MFS Communications, Inc. (d):
 0%, 1/15/04  Ba3  7,030  6,151
 0%, 1/15/06  Ba3  18,715  13,779
Pagemart, Inc. 0%, 11/1/03 (d)  -  13,940  11,291
Shared Technologies Fairchild
Communications Corp. 0%, 3/1/06 (d)  Caa  9,370  7,872
  52,884
TOTAL UTILITIES   271,208
TOTAL NONCONVERTIBLE BONDS   2,905,528
TOTAL CORPORATE BONDS
(Cost $2,904,972)   2,934,408
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 8.9%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - 7.0%
9 1/8%, 5/15/99  Aaa $ 56,160 $ 59,854
6 3/4%, 6/30/99  Aaa  215,950  219,526
7 3/4%, 12/31/99  Aaa  45,000  46,990
6 7/8%, 3/31/00  Aaa  2,275  2,321
10 3/4%, 5/15/03  Aaa  11,840  14,480
12 3/8%, 5/15/04  Aaa  13,178  17,656
11 5/8%, 11/15/04  Aaa  72,568  95,143
7%, 7/15/06  Aaa  337,000  348,217
11 3/4%, 2/15/10 (callable)  Aaa  139,740  184,239
12 3/4%, 11/15/10 (callable)  Aaa  36,507  51,304
13 7/8%, 5/15/11  Aaa  21,940  32,865
12%, 8/15/13 (callable)  Aaa  48,550  68,857
9%, 11/15/18  Aaa  44,960  55,659
8 7/8%, 2/15/19  Aaa  114,205  139,847
TOTAL U.S. TREASURY OBLIGATIONS   1,336,958
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
Federal Agricultural Mortgage Corporation:
 7.01%, 8/10/03  Aaa  1,040  1,064
 7.01%, 8/10/04  Aaa  1,340  1,358
 7.04%, 8/10/05  Aaa  5,100  5,177
Federal Farm Credit Bank 8.06%, 1/4/05  Aaa  3,500  3,769
Federal Home Loan Bank:
 5.77%, 2/3/04  Aaa  3,920  3,719
 6 3/4%, 4/5/04  Aaa  14,000  14,046
 7.56%, 9/1/04  Aaa  1,340  1,407
 8.195%, 12/22/04  Aaa  10,000  10,889
Federal Home Loan Mortgage Corporation
7.14%, 7/31/02  Aaa  300  301
Federal National Mortgage Association
4 7/8%, 10/15/98 (callable)  Aaa  5,000  4,899
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  5,976  6,380
  Class 2-E, 9.40%, 5/15/02  Aaa  19,009  20,331
  Class T-2, 9 5/8%, 5/15/02  Aaa  23,213  24,803
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1994-C, 6.61%, 9/15/99  Aaa $ 1,682 $ 1,696
  Series 1994-F, 8.187%, 12/15/04  Aaa  5,197  5,474
  Series 1995-B, 6.13%, 6/15/04  Aaa  2,921  2,868
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  Aaa  4,108  4,201
  Series 1994-A, 7.39%, 6/26/06  Aaa  13,705  14,134
Israel Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  5,887  5,958
Overseas Private Investment Corp.
6.726%, 9/15/10  -  30,000  29,680
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  3,518  3,563
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  7 3/4%, 4/1/98  Aaa  1,263  1,280
  4 7/8%, 9/15/98  Aaa  11,520  11,325
  7 3/4%, 11/15/99  Aaa  31,010  32,184
  6 3/8%, 8/15/01  Aaa  10,945  10,931
  8%, 11/15/01  Aaa  39,490  41,972
  6 1/4%, 8/15/02  Aaa  23,011  22,740
  6 1/8%, 3/15/03  Aaa  7,210  7,039
  5 5/8%, 9/15/03  Aaa  19,160  18,227
  6 5/8%, 2/15/04  Aaa  3,530  3,506
  7 5/8%, 8/15/04  Aaa  8,330  8,710
  5.89%, 8/15/05  Aaa  6,910  6,520
  8 1/2%, 4/1/06  Aaa  9,580  10,411
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  11,375  12,380
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   352,942
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,698,816)   1,689,900
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 7.0%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.3%
5 1/2%, 11/1/98 to 7/1/03  Aaa $ 22,338 $ 21,355
7%, 9/1/98 to 7/1/01  Aaa  29,197  29,433
8%, 10/1/16 to 7/1/26  Aaa  8,031  8,250
  59,038
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.5%
5 1/2%, 8/1/02 to 5/1/26  Aaa  342,129  323,083
6%, 3/1/01 to 5/1/26  Aaa  251,817  238,647
6 1/2%, 1/1/24 to 4/1/26  Aaa  82,651  78,948
7 1/2%, 8/1/07 to 2/1/27  Aaa  16,141  16,254
8%, 6/1/07  Aaa  109  113
8 1/2%, 1/1/09 to 7/1/21  Aaa  93  98
10%, 8/1/17  Aaa  127  139
  657,282
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.2%
6%, 9/15/08 to 4/15/26  Aaa  33,716  32,821
6 1/2%, 6/15/02 to 8/15/25  Aaa  27,692  26,533
7%, 10/15/17 to 4/15/26  Aaa  211,213  207,759
7 1/2%, 8/15/21 to 11/15/25  Aaa  177,904  178,930
8%, 4/15/00 to 11/15/25  Aaa  118,204  121,573
8 1/2%, 11/15/05 to 5/15/26  Aaa  8,858  9,300
9%, 3/15/10 to 1/15/25  Aaa  1,997  2,131
9 1/2%, 7/15/09 to 11/15/24  Aaa  2,728  2,956
10%, 11/15/09 to 1/15/26  Aaa  19,416  21,351
11%, 3/15/10 to 5/15/19  Aaa  3,672  4,159
  607,513
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $1,324,321)   1,323,833
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
Federal Home Loan Mortgage Corporation:
planned amortization class:
 Series 1645 Class ZA, 5 1/2%, 4/15/05  Aaa $ 12,816 $ 12,488
  Series 1727 Class D, 6 1/2%, 8/15/14  Aaa  20,000  20,075
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02  Aaa  18,403  18,454
Federal National Mortgage Association planned
amortization class Series 1993-129 Class D,
6.10%, 6/25/05  Aaa  24,500  24,339
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $75,139)   75,356
COMMERCIAL MORTGAGE SECURITIES - 0.8%
ACP Mortgage LP floater Series E,
7.387%, 2/28/28 (h)(i)  BB  2,181  1,784
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.79%,
12/25/01 (h)  -  3,250  3,136
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.9038%, 8/1/24 (h)  -  9,080  6,470
CBA Mortgage Corp. Series 1993-C1 Class E,
7.9611%, 12/25/03 (h)(i)  Ba2  3,169  2,864
CBM Funding Corp. sequential pay
Series 1996-1B Class A1, 7.55%, 7/1/99  AA  1,513  1,531
CS First Boston Mortgage Securities Corp.:
 Series 1995-AEWI Class E,
 10.0197%, 11/25/97 (h)(i)  -  3,000  2,689
 Series 1994-CFB1 Class E,
 7.7393%, 1/25/28 (h)(i)  Ba2  2,660  2,287
 Series 1994-M1 Class E,
 12.60%, 2/15/02 (h)  -  2,910  2,903
 Series 1995-AEWI Class A-1,
 6.665%, 11/25/27  Aaa  4,018  4,022
 Series 1995-WF1 Class A-2,
 6.648%, 12/21/27  Aaa  31,981  31,321
 Series 1996-1B Class C, 7.86%, 2/1/08  BBB  12,500  12,396
DLJ Mortgage Acceptance Corp.
Series 1993-MF12 Class B-2,
10.10%, 9/18/03 (h)  -  2,800  2,618
Equitable Life Assurance Society of the
United States Series 1996-1 Class C1,
7.52%, 5/15/06 (h)  A2  6,000  6,191
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1
Class F, 7.86%, 11/15/06 (h)  Ba3 $ 2,500 $ 2,158
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  2,472  2,290
Lennar Central Partners LP Series 1995-1 Class F,
11.70%, 5/15/05 (h)  -  2,400  2,410
Merrill Lynch Mortgage Investments, Inc.
Series 1995 Class C2-E, 8.15%, 6/15/21 (h)  Ba3  2,365  2,194
Morgan Stanley Capital One, Inc.
Series 1996-MBL1 Class E, 8.661%,
5/25/21 (h)  -  3,930  3,527
Mortgage Capital Funding, Inc. Series 1996-MC1
Class G, 7.15%, 7/15/28 (h)  BB  4,000  3,365
Oregon Commercial Mortgage, Inc.
Series 1995 Class E, 9.8452%, 6/25/26 (h)(i)  BB  3,208  2,994
Penn Mutual Life Insurance Co. (The)
Series 1996-PML Class K, 7.90%,
11/15/26 (h)  -  6,500  3,835
Phoenix Real Estate Securities, Inc. Series 1993
Class D-1, 8 1/4%, 11/25/23 (h)  Ba2  3,500  3,255
Resolution Trust Corp.:
Series 1995-C1 Class A-4A, 6 1/4%, 2/25/27  Aaa  3,439  3,435
 Series 1995-C2 Class D, 7%, 5/25/27  Baa2  3,952  3,841
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05%, 11/25/02  B2  3,200  2,720
 Series 1993-C1 Class A-1, 6.60%, 10/25/24  AA+  1,723  1,720
 Series 1993-C1 Class E,
 6.60%, 10/25/24 (h)  B  3,249  1,266
 Series 1995-C1 Class A1-A,
 7 3/8%, 9/25/24  Aaa  4,081  4,110
 Series 1995-C1 Class E,
 7 3/8%, 9/25/24 (h)  BB  7,896  6,397
 Series 1995-C4 Class A1A, 6.90%, 6/25/26  Aaa  5,791  5,774
 Series 1996-CFL Class E, 7 3/4%, 2/25/28  BB+  11,188  10,957
 Series 1996-CFL Class F,
 7 3/4%, 2/25/28 (h)  -  1,000  927
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (g)  -  2,450  1,629
Whitehall Partners Series 1995-C1 Class E,
8.01%, 7/20/25 (h)  -  8,892  8,770
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $154,088)   157,786
FOREIGN GOVERNMENT OBLIGATIONS (J) - 0.6%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (C) AMOUNT (000S) (000S)
Manitoba Province yankee:
 6%, 10/15/97  A1 $ 5,000 $ 5,008
 6 3/8%, 10/15/99  A1  25,795  25,859
 6 3/4%, 3/1/03  A1  5,000  5,014
Ontario Province yankee:
 7 3/4%, 6/4/02  Aa3  6,000  6,322
 15 3/4%, 3/15/12  Aa3  9,400  10,089
Quebec Province yankee (e):
 6.86%, 4/15/26  A2  16,750  16,469
 7.22%, 7/22/36  A2  45,000  46,877
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $114,491)   115,638
SUPRANATIONAL OBLIGATIONS - 0.1%
African Development Bank:
 6 3/4%, 7/30/99  Aa1  10,200  10,276
 9.30%, 7/1/00  Aa1  15,000  16,200
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $26,709)   26,476
CASH EQUIVALENTS - 4.5%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.56%, dated
1/31/97 due 2/3/97  $ 2,407  2,406
 SHARES
Taxable Central Cash Fund (f)   847,267,509  847,268
TOTAL CASH EQUIVALENTS
(Cost $849,674)   849,674
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $16,387,884)  $ 18,973,602
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Ampex Corp. 8% 2/16/95 $ 1,355
Food 4 Less Holdings, Inc.
 (warrants) 12/30/92 $ 428
Live Entertainment, Inc.:
 $2.00 (warrants) 3/23/93 $ 230
 $2.72 (warrants) 3/23/93 $ 241
SML, Inc. Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94 $ 1,593
WCI Communities LP
 17%, 7/24/98 7/24/95 $ 14,812

8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $604,974,000 or 3.2% of net assets.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.5% AAA, AA, A 21.3%
Baa 3.5% BBB  6.3%
Ba 1.4% BB  1.2%
B 3.1% B  3.2%
Caa 0.4% CCC  0.3%
Ca, C 0.0% CC, C  0.0%
  D  0.0%

For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.4% of the total value of investment in securities.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $16,407,052,000. Net unrealized appreciation aggregated $2,566,550,000, of which $2,685,423,000 related to appreciated investment securities and $118,873,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                       $ 18,973,602
agreements of $2,406) (cost $16,387,884) -
See accompanying schedule

Cash                                                                            527

Receivable for investments sold                                                 208,647

Receivable for fund shares sold                                                 18,785

Dividends receivable                                                            19,643

Interest receivable                                                             92,166

Other receivables                                                               95

 TOTAL ASSETS                                                                   19,313,465

LIABILITIES

Payable for investments purchased                                  $ 228,841

Payable for fund shares redeemed                                    27,910

Accrued management fee                                              7,037

Other payables and accrued expenses                                 4,151

 TOTAL LIABILITIES                                                              267,939

NET ASSETS                                                                     $ 19,045,526

Net Assets consist of:

Paid in capital                                                                $ 16,250,291

Undistributed net investment income                                             61,095

Accumulated undistributed net realized gain (loss) on                           148,478
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   2,585,662
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 1,068,310 shares outstanding                                   $ 19,045,526

NET ASSET VALUE, offering price and redemption price per                        $17.83
share ($19,045,526 (divided by) 1,068,310 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1997

INVESTMENT INCOME                                                           $ 138,746
Dividends (including $113 received from affiliated issuers)

Interest (including income on securities loaned of $248)                     264,284

 TOTAL INCOME                                                                403,030

EXPENSES

Management fee                                                 $ 40,708

Transfer agent fees                                             19,007

Accounting and security lending fees                            523

Non-interested trustees' compensation                           168

Custodian fees and expenses                                     341

Registration fees                                               576

Audit                                                           116

Legal                                                           44

Interest                                                        34

Miscellaneous                                                   82

 Total expenses before reductions                               61,599

 Expense reductions                                             (1,353)      60,246

NET INVESTMENT INCOME                                                        342,784

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of       231,841
 $454 on sales of investments in affiliated issuers)

 Foreign currency transactions                                  499          232,340

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                          1,924,809

 Assets and liabilities in foreign currencies                   (51)         1,924,758

NET GAIN (LOSS)                                                              2,157,098

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 2,499,882
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED          JULY 31,
                                                          JANUARY 31,    1996
                                                          1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 342,784      $ 545,081
Net investment income

 Net realized gain (loss)                                  232,340        1,872,741

 Change in net unrealized appreciation (depreciation)      1,924,758      (942,495)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,499,882      1,475,327
FROM OPERATIONS

Distributions to shareholders                              (346,475)      (504,777)
From net investment income

 From net realized gain                                    (1,497,696)    (389,349)

 TOTAL DISTRIBUTIONS                                       (1,844,171)    (894,126)

Share transactions                                         1,708,565      4,041,699
Net proceeds from sales of shares

 Reinvestment of distributions                             1,763,463      843,928

 Cost of shares redeemed                                   (1,780,930)    (3,154,783)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,691,098      1,730,844
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,346,809      2,312,045

NET ASSETS

 Beginning of period                                       16,698,717     14,386,672

 End of period (including undistributed net investment    $ 19,045,526   $ 16,698,717
income of $61,095 and $64,786, respectively)

OTHER INFORMATION
Shares

 Sold                                                      99,641         234,833

 Issued in reinvestment of distributions                   109,644        49,609

 Redeemed                                                  (103,940)      (183,230)

 Net increase (decrease)                                   105,345        101,212


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31,

      1997             1996                   1995   1994 E   1993 H   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 17.34    $ 16.69    $ 15.93    $ 16.59    $ 15.22   $ 13.75
beginning of period

Income from Investment
Operations

 Net investment                 .33 I      .64        .42        .46        .72       .88 D
income

 Net realized and               2.04       1.00       1.53       .88        2.14      1.37
 unrealized gain
(loss)

 Total from investment          2.37       1.64       1.95       1.34       2.86      2.25
 operations

Less Distributions

 From net investment            (.34)      (.55)      (.44)      (.51)      (.80)     (.78)
 income

 From net realized              (1.54)     (.44)      (.75)      (1.49)     (.69)     -
gain

 Total distributions            (1.88)     (.99)      (1.19)     (2.00)     (1.49)    (.78)

Net asset value,               $ 17.83    $ 17.34    $ 16.69    $ 15.93    $ 16.59   $ 15.22
end of period

TOTAL RETURN B, C               14.99%     10.06%     13.03%     8.60%      20.29%    16.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 19,046   $ 16,699   $ 14,387   $ 10,899   $ 7,828   $ 5,578
period (in millions)

Ratio of expenses to            .68% A     .74%       .77%       .80%       .74%      .64%
average net assets

Ratio of expenses to            .66% A,    .72%       .77%       .79%       .74%      .64%
average net assets              F         F                     F
after expense
reductions

Ratio of net investment         3.77% A    3.44%      3.50%      4.00%      4.89%     6.23%
income to average
net assets

Portfolio turnover rate         93% A      139%       76%        74%        76%       102%

Average commission             $ .0446
rate G


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INVESTMENT INCOME PER SHARE REFLECTS DIVIDENDS RECEIVED IN ARREARS WHICH AMOUNTED TO $0.14 PER SHARE. E EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. H AS OF AUGUST 1, 1992, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING. I NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management &
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
OPTIONS. The fund may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $18,830,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,974,378,000 and $7,996,930,000, respectively, of which U.S. government and government agency obligations aggregated $2,201,973,000 and $2,505,754,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets. Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .20% to .15%.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,418,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $63,171,000 and $48,728,000, respectively. The weighted average interest rate was 6.2%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $774,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $18,000 and $561,000, respectively, under these arrangements.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Roadway Express, Inc.  $ - $ 3,553 $ 113 $ -
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of
Fidelity Puritan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Puritan Trust: Fidelity Puritan
Fund, including the schedule of portfolio investments, as of January 31, 1997, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended July 31, 1996 and the financial highlights for the six months ended January 31, 1997 and for each of the five years in the period ended July 31, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Puritan Trust: Fidelity Puritan Fund as of January 31, 1997, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended July 31, 1996, and the financial highlights for the six months ended January 31, 1997 and for each of the five years in the period ended July 31, 1996, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 12, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bettina Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GLOBAL BALANCED
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   21   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  25   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997             PAST 6   PAST 1   LIFE OF
                                           MONTHS   YEAR     FUND

Fidelity Global Balanced                   6.92%    7.42%    45.82%

Morgan Stanley Capital International       11.18%   12.81%   77.89%
 World Index

Salomon Brothers World Government          0.44%    2.11%    36.78%
 Bond Index, Unhedged

Global Flexible Portfolio Funds Average    12.04%   13.09%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on February 1, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization weighted equity index of over 1,500 stocks traded in 22 world markets - and the performance of the Salomon Brothers World Government Bond Index, Unhedged - a market capitalization weighted index of debt issues traded in 14 world government bond markets. Issues included in the Index have fixed-rate coupons and maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the global flexible portfolio funds average, which reflects the performance of 77 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997            PAST 1   LIFE OF
                                          YEAR     FUND

Fidelity Global Balanced                  7.42%    9.88%

Morgan Stanley Capital International      12.81%   15.48%
 World Index

Salomon Brothers World Government         2.11%    8.14%
 Bond Index, Unhedged

Global Flexible Portfolio Funds Average   13.09%   n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970303 122830 S00000000000001
             Global Balanced             MS World Index              SB
World Government Bond
             00334                       MS004                       SB006
  1993/02/01      10000.00                    10000.00
10000.00
  1993/02/28      10490.00                    10233.90
10196.73
  1993/03/31      11161.12                    10824.22
10353.27
  1993/04/30      11752.77                    11322.89
10572.06
  1993/05/31      11983.41                    11580.84
10678.07
  1993/06/30      11853.13                    11480.71
10655.31
  1993/07/31      12064.62                    11714.25
10685.55
  1993/08/31      12759.49                    12248.33
11006.79
  1993/09/30      12696.03                    12019.10
11137.36
  1993/10/31      13268.94                    12347.41
11118.50
  1993/11/30      13115.48                    11646.04
11038.81
  1993/12/31      13738.72                    12213.06
11132.73
  1994/01/31      14417.31                    13015.73
11222.38
  1994/02/28      13895.32                    12844.42
11149.10
  1994/03/31      12974.09                    12287.79
11133.09
  1994/04/30      12795.94                    12664.77
11145.90
  1994/05/31      13005.53                    12694.48
11048.06
  1994/06/30      12385.09                    12656.32
11207.44
  1994/07/31      12616.58                    12894.04
11296.74
  1994/08/31      12879.65                    13279.41
11257.60
  1994/09/30      12848.08                    12927.56
11339.07
  1994/10/31      12679.72                    13292.32
11520.87
  1994/11/30      12321.95                    12712.87
11362.55
  1994/12/31      12164.11                    12833.00
11393.86
  1995/01/31      11837.91                    12637.29
11632.93
  1995/02/28      11964.18                    12818.46
11930.70
  1995/03/31      12300.91                    13433.19
12639.37
  1995/04/30      12490.31                    13898.23
12873.46
  1995/05/31      12500.83                    14013.98
13235.62
  1995/06/30      12532.40                    14006.52
13313.53
  1995/07/31      13048.01                    14704.17
13344.84
  1995/08/31      12963.83                    14373.41
12886.26
  1995/09/30      13153.23                    14788.95
13174.07
  1995/10/31      13026.96                    14552.92
13272.26
  1995/11/30      13268.98                    15055.05
13422.39
  1995/12/31      13563.95                    15492.04
13562.92
  1996/01/31      13574.51                    15769.09
13395.35
  1996/02/29      13352.67                    15861.88
13327.05
  1996/03/31      13426.62                    16122.55
13308.55
  1996/04/30      13806.91                    16498.35
13255.54
  1996/05/31      13828.04                    16509.31
13258.39
  1996/06/30      13933.68                    16589.48
13362.62
  1996/07/31      13637.89                    15999.86
13618.77
  1996/08/31      13669.58                    16180.44
13671.78
  1996/09/30      13983.70                    16810.61
13727.28
  1996/10/31      14048.69                    16924.63
13984.13
  1996/11/30      14676.93                    17869.73
14168.42
  1996/12/31      14614.74                    17580.19
14053.86
  1997/01/31      14581.92                    17788.76
13678.18
IMATRL PRASUN   SHR__CHT 19970131 19970303 122833 R00000000000051

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Global Balanced Fund on February 1, 1993, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $14,582 - a 45.82% increase on the initial investment. For comparison, look at how both the Morgan Stanley Capital International World Index and Salomon Brothers World Government Bond Index, Unhedged did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Morgan Stanley Capital International World Index would have grown to $17,789 - a 77.89% increase, and the Salomon Brothers World Government Bond Index, Unhedged, would have grown to $13,678 - a 36.78% increase.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Such factors as
changes in a country's financial
markets, its local political and
economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you
sell your shares.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Mace, Portfolio Manager of Fidelity Global
Balanced Fund
Q. RICK, HOW DID THE FUND PERFORM?
A. For the six months that ended January 31, 1997, the fund had a return of 6.92%. The fund compares its performance to three measures: a bond index, an equity index and a peer group of competitor funds. The fund outperformed its bond-related benchmark - the Salomon Brothers World Government Bond Index, Unhedged - which had a six-month return of 0.44%. On the other hand, the fund lagged its equity-related benchmark - the Morgan Stanley Capital International World Index - which produced an 11.18% return. The global flexible portfolio funds average had a six-month return of 12.04% as of January 31, 1997, according to Lipper Analytical Services. For the 12 months that ended January 31, 1997, the fund provided a return of 7.42%, while the Salomon Brothers and Morgan Stanley indexes had returns of 2.11% and 12.81% respectively. The Lipper peer group returned 13.09% over the same period.
Q. IN TERMS OF PERFORMANCE, CAN YOU ISOLATE ANY FACTORS THAT PLAYED IMPORTANT ROLES OVER THE LAST SIX MONTHS?
A. One of the key developments during the period was the continued strength of the U.S. dollar. As a result, foreign-denominated securities were adversely affected. The overall performance of the fund's Japanese investments hurt as well. On a positive note, the portfolio was tilted more toward equities than bonds, which reflected my belief that equities offered better value. This strategy was beneficial to the fund.
Q. WHAT WERE SOME OF THE MORE SIGNIFICANT CHANGES YOU MADE TO THE PORTFOLIO OVER THE COURSE OF THE PERIOD?
A. I continued to sell Japanese stocks in order to keep the fund underweighted in that region relative to its Morgan Stanley Index. I've placed the proceeds from these sales in European cyclical stocks - stocks that typically benefit from a strong economy. This strategy has been effective in moving the fund into undervalued European equities that I believe have appealing risk/reward profiles. It also has limited the fund's exposure to the negative effects of the weak Japanese yen and the subpar performance of the Japanese stock market as a whole. Japan's economy got off to a good start at the beginning of the period but then fizzled.
Q. DOES THIS MEAN YOU HAD A NEGATIVE VIEW ON JAPAN?
A. No, not at all. In fact, I cemented the fund's position in what I consider my value holdings in Japan. These are companies that I feel could benefit from the weak yen, the recent Japanese economic revival, world economic growth and solid managements intent on raising the value of their businesses. I only invest with conviction, and I believed in the fund's remaining Japanese holdings. Some examples included Toyota, Honda and broad-based export companies, such as Canon.
Q. BASED ON YOUR INVESTMENTS DURING THE PERIOD, YOU SAW OPPORTUNITIES IN EUROPE . . .
A. Six months ago, I saw great potential in Europe. Stocks were generally undervalued, there was the possibility of economic recovery and some companies were taking steps to raise shareholder value. Some stocks have appreciated and realized their underlying value. Economic growth has come, although not as universally as I would have hoped. Additionally, many more corporate managements have been proactive in growing the value of their existing businesses by restructuring their balance sheets, selling off poor-performing subsidiaries and redeploying excess cash more efficiently.
Q. WHAT SPECIFIC TYPES OF COMPANIES DID YOU FAVOR IN EUROPE?
A. As I said before, I looked for cyclical names - particularly in the energy sector. I believed many European energy stock prices did not reflect rising oil prices and were consequently discounting lower oil prices that never came to fruition. Some energy stocks in the fund were Total, Royal Dutch Petroleum, Shell Transport & Trading and British Petroleum. I also liked what I consider to be European value holdings, including Veba, Alcatel and Volvo. In general, we saw good performance from automotive stocks and exporters.
Q. MANY OF THE FUND'S CANADIAN HOLDINGS ARE RELATIVELY NEW TO THE PORTFOLIO. WHAT WAS THE STORY THERE?
A. Many Canadian oil and gas, natural resources and bank stocks were attractively valued during the period. Stocks such as Canadian Natural Resources and Inco performed well.
Q. DID YOU HAVE ANY DISAPPOINTMENTS?
A. One would be the overall weakness of the Japanese market. I consider another to be the legal and government impediments to recognizing shareholder value in Europe. For example, it's not yet legal in many European countries for corporations to buy back stock, even though many corporate managements have indicated an interest in doing so. I also continue to be disappointed by the problems that arise from partial government ownership of companies.
Q. WHAT'S YOUR OUTLOOK?
A. I'm hopeful that economic recoveries that have begun in Europe and Japan will continue. I think a key to a company's stock price will be the company's shareholder-friendly attitude, as reflected in stock buybacks or other forms of proactive management. Therefore, I will try to position the fund in companies that could benefit from economic growth and that are focused on providing returns for shareholders.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with regard for both
preservation of capital and
potential for growth of capital
by investing in a broadly
diversified portfolio of high
yielding equity and debt
securities
FUND NUMBER: 334
TRADING SYMBOL: FGBLX
START DATE: February 1, 1993
SIZE: as of January 31,
1997, more than $72 million
MANAGER: Richard Mace,
since 1996; manager,
Fidelity International Value
Fund, since 1994; manager
Fidelity Overseas, Fidelity
Advisor Overseas, VIP:
Overseas, Fidelity Advisor
Annuity Overseas funds,
since 1996; joined Fidelity in
1987
(checkmark)
RICK MACE DISCUSSES THREE
INVESTING THEMES FOR THE
FUND:
"I've positioned the fund to try
to take advantage of three
worldwide themes. First, a
trend of foreign companies
pursuing increased
shareholder value is an
important element.
Companies that manage their
businesses with the intent of
increasing the return on
capital invested fall into this
category, as do companies that
are getting rid of their poorly
performing businesses and
focusing on their stronger
ones. Additionally, more and
more companies, both abroad
and in the U.S., are spinning
off businesses or doing stock
buybacks. The second theme
is my belief that foreign
economies are improving.
Generally speaking, this is very
true throughout Europe; there
are lots of incremental
indications that economies
are on the upswing. The fund's
emphasis on cyclical stocks
reflects my belief that
economic growth will
accelerate. The third and final
theme is the strength of the
dollar. Many of the fund's
domestic holdings, such as oil
and automotive companies,
benefited from the strong
dollar during the second half
of 1996."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1997
                                    % OF FUND'S    % OF FUND'S
                                    INVESTMENTS    INVESTMENTS
                                                   IN THESE STOCKS
                                                   6 MONTHS AGO

Pechiney SA Class A (France)        1.4            1.0

American Express Co.                1.2            0.8
 (United States of America)

Alcatel Alsthom Compagnie General   1.1            1.0
 d'Electricite SA (France)

Lehman Brothers Holdings, Inc.      1.0            0.7
 (United States of America)

Veba AG Ord. (Germany)              0.9            1.1

TOP FIVE BOND ISSUERS AS OF JANUARY 31, 1997
(WITH MATURITIES MORE THAN ONE YEAR)   % OF FUND'S    % OF FUND'S
                                       INVESTMENTS    INVESTMENTS
                                                      IN THESE ISSUERS
                                                      6 MONTHS AGO

U.S. Treasury                          20.4           23.9

German Federal Republic                3.9            3.4

United Kingdom, Great Britain &        1.6            1.3
 Northern Ireland

Swedish Kingdom                        1.2            0.9

French Government    1.1   0.9

TOP FIVE COUNTRIES AS OF JANUARY 31, 1997
                           % OF FUND'S    % OF FUND'S
                           INVESTMENTS    INVESTMENTS
                                          IN THESE COUNTRIES
                                          6 MONTHS AGO

United States of America   40.8           44.2

Japan                      12.5           15.2

France                     7.9            6.4

United Kingdom             7.5            5.3

Germany                    6.9            6.0

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INDICATING WHERE THE FUND IS EXPOSED
TO POTENTIAL POLITICAL AND CREDIT RISKS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF  JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 28.9
Row: 1, Col: 4, Value: 35.9
Row: 1, Col: 5, Value: 30.0
Stocks 65.9%
Bonds 28.9%
Convertible
securities 1.7%
Short-term
investments 3.5%
FOREIGN
INVESTMENTS 59.1%
Stocks 60.6%
Bonds 32.5%
Convertible
securities 2.5%
Short-term
investments 4.4%
FOREIGN
INVESTMENTS 55.8%
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 2.5
Row: 1, Col: 3, Value: 32.5
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 20.6
*
**
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 65.1%
 SHARES VALUE (NOTE 1)
AUSTRALIA - 1.1%
Aberfoyle Ltd.   40,700 $ 107,045
CSR Ltd.   50,000  166,955
Pasminco Ltd.   20,000  35,068
QNI Ltd.   96,500  183,181
Western Mining Holdings Ltd.   50,730  311,713
  803,962
BELGIUM - 0.1%
Credit Communal Holding/Dexia (c)  1,000  95,200
BRAZIL - 1.0%
Multicanal Participacoes SA sponsored ADR (a)  4,000  55,500
Telebras PN (Pfd. Reg.)  5,589,100  486,915
Telecomunicacoes de Minas Gerais SA (Telemig) (a)  1,693,100  204,056
  746,471
CANADA - 3.2%
Alcan Aluminium Ltd.   3,700  130,745
Alliance Communications Corp. Class B (non-vtg.) (a)  4,000  38,603
BCE, Inc.   5,200  261,920
Bre-X Minerals Ltd. (a)  3,400  55,276
Bresea Resources Ltd. (a)  20,000  172,228
Bro-X Minerals Ltd.   600  869
Canada Occidental Petroleum Ltd.   3,600  67,080
Canadian Natural Resources Ltd. (a)  5,300  151,086
Canwest Global Communications Corp. (sub-vtg.)  20,200  269,923
Cominco Ltd. (a)  4,500  123,603
Greenstone Resources Ltd. (a)  12,000  144,761
Inco Ltd.   10,000  340,002
Noranda, Inc.   1,200  28,640
Renaissance Energy Ltd. (a)  4,600  160,157
TVI Pacific, Inc.  157,000  118,882
Ulster Petroleums Ltd. (a)  30,000  236,071
  2,299,846
DENMARK - 0.6%
Den Danske Bank Group AS  1,400  115,840
International Service Systems AS, Series B  6,500  157,077
Unidanmark AS Class A  2,300  125,154
  398,071
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
EMERGING MARKETS - 0.1%
GT Global Developing Markets Fund  3,900 $ 44,850
Morgan Stanley Asia-Pacific Fund, Inc.   1,500  14,438
Templeton Dragon Fund, Inc.   1,000  15,625
  74,913
FINLAND - 0.4%
Huhtamaki Ord.   4,000  179,435
Metsa-Serla Ltd. Class B  13,200  96,256
UPM-Kymmene Corp. (a)  1,500  29,250
  304,941
FRANCE - 6.8%
Alcatel Alsthom Compagnie Generale d'Electricite SA  8,000  792,408
Axa SA  1,200  79,169
Axime SA Ex Segin (a)(c)  1,500  191,143
Canal Plus SA  900  192,282
Compagnie de Saint Gobain  800  123,055
Credit Commercial de France Ord.   2,000  89,905
Credit Local de France SA  1,700  152,101
Elf Aquitaine SA sponsored ADR  6,400  310,400
Eramet SA  5,000  253,773
Group Axime (a)  100  12,743
Groupe Danone  700  108,179
Lafarge Coppee SA  800  48,253
Michelin SA (Compagnie Generale des Etablissements) Class B 8,883 509,137 Nationale Elf Aquitaine 1,600 155,300
Pechiney SA Class A  24,439  988,162
Paribas SA (Cie Financiere) Class A  1,200  82,053
Rhone Poulenc SA Class A  500  16,647
Societe Generale Class A  1,300  149,444
Total SA Class B  6,082  523,277
Usinor Sacilor  7,000  99,449
Valeo SA  100  6,579
  4,883,459
GERMANY - 2.5%
Allianz Versich Holdings Ord. (Reg.) (a)  13  24,128
BASF AG  5,500  197,879
Bayer AG  2,400  90,522
Buderus AG  250  117,180
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GERMANY - CONTINUED
Continental Gummi-Werke AG  4,200 $ 79,847
Daimler-Benz AG Ord.   1,600  113,958
Degussa AG  100  42,270
Lufthansa  2,000  26,854
Dresdner Bank AG Ord.   500  16,015
Karstadt AG  100  30,211
Mannesmann AG Ord.   100  38,724
Metallgesellschaft AG Ord. (a)  4,400  88,591
New Germany Fund, Inc. (The)  2,100  27,563
Veba AG Ord.   12,300  678,245
Volkswagen AG  400  186,903
  1,758,890
HONG KONG - 0.8%
HSBC Holdings PLC  4,000  93,172
Hutchison Whampoa Ltd. Ord.   20,000  150,983
Peregrine Investments Holdings Ltd.   100,000  178,083
Peregrine Investments Holdings Ltd. (warrants) (a)  10,000  3,549
Wharf Holdings Ltd. (c)  30,000  135,498
  561,285
INDONESIA - 0.1%
Matahari Putra Prima PT (For. Reg.)  49,000  62,371
IRELAND - 0.2%
Tullow Oil PLC (a)  70,000  110,458
ITALY - 1.6%
Credito Italiano Ord.   153,000  208,682
Eni Spa  54,800  304,956
Mondadori Arnoldo Editore Spa  4,000  34,171
Pirelli Spa Ord.   70,300  156,319
Stet (Societa Finanziaria Telefonica) Spa Ord.   45,000  222,062
Telecom Italia Spa  35,400  102,056
Telecom Italia Mobile Spa  35,500  105,449
  1,133,695
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - 12.1%
Acom Co. Ltd.   7,000 $ 283,620
Akita Bank Ltd.   19,000  102,487
Aisin Seiki Co. Ltd.   10,000  145,763
Amway Japan Ltd.   3,000  96,599
Aoyama Trading Co. Ord.   5,500  142,222
Bank of Tokyo-Mitsubishi Ltd.   22,000  322,490
Canon, Inc.   24,000  507,947
Denso Corp.   10,000  204,233
Daito Trust Construction Co.   30,000  289,055
Fuji Photo Film Co. Ltd.   16,000  484,888
Fujitsu Ltd.   5,000  50,235
Hitachi Maxell Ltd.   12,000  251,997
Honda Motor Co. Ltd.   13,000  347,937
Hoya Corp.   6,000  239,644
Hitachi Construction Machinery Co. Ltd.   22,000  190,233
Jusco Co. Ltd.   4,000  111,669
Komatsu Ltd. Ord.   30,000  211,233
Melco Inc.  3,000  89,928
Minebea Co. Ltd.   30,000  239,150
Minolta Camera Co. Ltd.   20,000  114,469
NKK Corp. (a)  35,000  70,905
NEC Corp.   5,000  58,470
Namco Ltd.   7,000  191,386
Nichiei Co. Ltd.   4,000  282,961
Nintendo Co. Ltd. Ord.   4,300  281,874
Nippon Denwa Shisetsu Ord.   7,000  55,341
Nippon Computer Systems Corp.   10,000  105,411
Nomura Securities Co. Ltd.   10,000  127,646
Orix Corp.   8,000  339,949
Rohm Co. Ltd.   4,000  261,879
Sakura Bank Ltd.   20,000  113,646
Sankyo Co. Ltd.   5,000  130,116
Shinko Electric Industries Co. Ltd.   8,000  288,561
Shiseido Co. Ltd.   6,000  69,670
Sony Corp.   3,000  202,092
TDK Corp.   4,000  255,621
Takashimaya Co. Ltd.   1,000  9,553
Takeda Chemical Industries Ltd.   17,000  334,596
Toyota Motor Corp.   21,000  541,299
Tokyo Electron Ltd.   5,000  179,939
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Uni Charm Corp. Ord.   4,000 $ 94,540
Uny Co. Ltd.   10,000  153,998
World Co. Ltd.   2,000  73,293
York Benimaru Co.   3,000  80,046
  8,728,591
MALAYSIA - 0.1%
Arab Malaysian Corp. BHD  7,000  37,734
MEXICO - 0.3%
Gruma SA Class B sponsored ADR (a)(c)  1,750  38,938
Tubos De Acero De Mexico ADR (a)  10,000  175,000
  213,938
NETHERLANDS - 3.3%
AKZO Nobel NV  500  70,233
DSM NV  1,600  149,715
EVC International NV  2,000  55,643
ING Groep NV  7,000  263,598
KBB NV Ord.   1,000  63,468
KLM Royal Dutch Airlines NV (NY Reg.)  400  12,000
Koninklijke Hoogovens NV  600  24,681
Koninklijke KNP BT NV  600  13,204
New Holland NV (a)  5,100  112,200
Philips Electronics NV:
(warrants) (a)  6,000  128,131
 (bearer)  5,800  233,223
Royal Dutch Petroleum Co. Ord.   3,200  559,909
Unilever NV Ord.   2,000  331,033
Vendex International NV  400  17,345
Vendex International NV (c)  7,500  325,219
  2,359,602
NETHERLANDS ANTILLES - 0.1%
Schlumberger Ltd.   900  100,013
NORWAY - 1.7%
Braathens Safe (a)  12,500  149,358
Den Norske Bank AS Class A Free shares  49,900  205,413
Dyno Industrier AS (a)  5,000  127,966
Elkem ASA  4,600  72,339
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NORWAY - CONTINUED
Fokus Bank AS  17,400 $ 128,768
Norsk Hydro AS ADR  2,500  140,625
Saga Petroleum AS Class B  8,200  144,124
Smedvig AS  5,000  121,413
Smedvig AS, Series B (a)  2,500  60,129
Selmer AS  1,900  77,042
  1,227,177
PERU - 0.1%
Compania de Minas Buenaventura SA Class B sponsored ADR 5,000 79,375 PORTUGAL - 0.1%
Telecel Comunicacoes Pessoais SA (a)  1,000  71,329
SOUTH AFRICA - 0.3%
Gencor Ltd. (Reg.)  12,000  46,842
JCI Ltd.   14,000  137,390
  184,232
SPAIN - 1.1%
Acerinox SA (Reg.)  700  89,533
Asturiana del Zinc SA  1,500  16,700
Asturiana del Zinc SA (c)  10,000  111,331
Banco Bilbao Vizcaya SA Ord. (Reg.)  2,400  145,617
Banco de Santander SA Ord. (Reg.)  1,400  90,794
FOCSA (Fomento Construcciones y Contratas SA)  300  26,828
Tabacalera SA, Series A  7,400  333,807
  814,610
SWEDEN - 3.8%
ABB AB, Series B  300  37,860
Astra AB Class A Free shares  6,000  285,917
Assi Doman AB Free shares  3,000  73,652
Bure Investment AB (c)  4,000  58,480
Electrolux AB  3,300  198,446
Esselte AB Class B Free shares  6,200  162,475
Forcenergy AB Class B Free shares  10,000  128,959
Nordbanken AB  7,100  230,127
Scania AB Class B  8,600  217,065
Skandia Foersaekrings AB  7,000  188,267
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SWEDEN - CONTINUED
Svenska Cellulosa AB (SCA) Class B Ord.   4,000 $ 80,272
Svenska Handelsbanken  4,300  111,795
Swedish Match Co.   40,600  137,193
Svedala Industri Free shares  15,000  267,918
Volvo AB Class B  23,800  567,890
  2,746,316
SWITZERLAND - 1.8%
Credit Suisse Group (Reg.)  4,300  441,657
Julius Baer Holding AG  100  104,080
Nestle SA (Reg.)  100  108,435
Novartis AG (Reg.) (a)  500  572,021
Roche Holding AG (participation certificates)  10  87,752
Sulzer AG (Reg.)  20  13,456
  1,327,401
UNITED KINGDOM - 5.9%
Asda Group PLC  50,000  96,921
BAT Industries PLC Ord.   6,000  46,474
Bass PLC Ord.   5,700  77,252
Benson's Crisps PLC  175,000  102,328
Blue Circle Industries PLC  22,500  140,035
British Aerospace PLC  3,900  79,222
British Petroleum PLC Ord.   23,593  277,800
Caradon PLC  62,500  262,328
Cookson Group PLC  102,000  411,778
Glaxo Holdings PLC  12,900  206,451
Granada Group PLC  23,200  333,754
Grand Metropolitan PLC  2,100  15,543
Ladbroke Group PLC Ord.   23,200  85,297
Lloyds TSB Group PLC  30,000  230,688
Lucas Varity PLC (a)  8,000  26,657
Monument Oil and Gas PLC Class L (a)  41,200  59,402
National Grid Co. PLC  52,300  174,272
Perkins Foods PLC  68,700  79,241
Redland PLC Ord.   25,000  136,170
Rentokil Group PLC  19,800  145,434
Rugby Group PLC  30,000  50,944
Shell Transport & Trading Co. PLC (Reg.)  31,500  542,982
SmithKline Beecham PLC Ord.   27,046  387,350
Unigate PLC  15,000  109,216
Unilever PLC Ord.   7,500  167,850
  4,245,389
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - 15.9%
Alumax, Inc. (a)  5,403 $ 189,105
Aluminum Co. of America  300  20,700
American Express Co.   13,500  842,063
American Standard Companies, Inc. (a)  10,000  406,250
Anheuser-Busch Companies, Inc.   6,300  267,750
Baker Hughes, Inc.   7,500  292,500
Berkley (W.R.) Corp.   6,800  328,100
Burlington Resources, Inc.   10,300  512,425
CSX Corp.   2,500  121,250
Chrysler Corp.   10,000  348,750
Consolidated Freightways Corp.   6,000  52,500
Consolidated Freightways, Inc.   12,000  304,500
Dresser Industries, Inc.   16,500  558,938
du Pont (E.I.) de Nemours & Co.   3,800  416,575
Eaton Corp.   7,500  525,000
First Chicago NBD Corp.   5,000  285,625
Fort Howard Corp. (a)  10,000  317,500
Genentech, Inc. special (a)  3,800  208,525
International Business Machines Corp.   3,000  471,750
Kaiser Aluminum Corp. (a)  1,400  18,025
Lehman Brothers Holdings, Inc.   22,600  714,725
Liberty Property Trust (SBI)  1,400  36,050
Limited, Inc. (The)  11,000  188,375
Living Centers of America, Inc. (a)  800  23,200
MCI Communications Corp.   8,500  298,563
Masco Corp.   16,100  555,450
National Mercantile Bancorp. (warrants) (a)  2,403  -
Newell Co.   17,000  561,000
Quaker Oats Co.   4,000  153,500
Rite Aid Corp.   5,000  200,000
Silicon Graphics, Inc. (a)  10,000  273,750
Stewart & Stevenson Services, Inc.   5,000  124,375
Tenet Healthcare Corp. (a)  10,000  270,000
Teradyne, Inc. (a)  10,000  308,750
Toys "R" Us, Inc. (a)  10,000  250,000
UST, Inc.   11,000  338,250
Wal-Mart Stores, Inc.   21,000  498,750
Western Atlas, Inc. (a)  2,000  135,750
  11,418,319
TOTAL COMMON STOCKS
(Cost $42,926,406)   46,787,588
PREFERRED STOCKS - 2.2%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 1.4%
JAPAN - 0.4%
AJL participating trust  15,000 $ 253,125
UNITED STATES OF AMERICA - 1.0%
Kaiser Aluminum Corp. $0.97  35,100  416,813
Occidental Petroleum Corp. $3.00  4,900  328,913
  745,726
TOTAL CONVERTIBLE PREFERRED STOCKS    998,851
NONCONVERTIBLE PREFERRED STOCKS - 0.8%
GERMANY - 0.5%
Volkswagen AG  1,000  365,883
ITALY - 0.3%
Stet (Societa Finanziaria Telefonica) Spa  37,500  147,116
Telecom Italia Mobile Spa de Risp  55,000  93,438
  240,554
TOTAL NONCONVERTIBLE PREFERRED STOCKS   606,437
TOTAL PREFERRED STOCKS
(Cost $1,447,895)   1,605,288
CONVERTIBLE BONDS - 0.3%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT (B)
BERMUDA - 0.3%
MBL International Finance of Bermuda
3%, 11/30/02 (Cost $277,225)  Aa2 $ 240,000  235,800
GOVERNMENT OBLIGATIONS - 28.9%
FRANCE - 1.1%
French Government OAT 5 1/2%, 4/25/04  Aaa FRF 4,200,000  773,878
GOVERNMENT OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
GERMANY - 3.9%
German Federal Republic 6 5/8%, 7/9/03  Aaa DEM 4,250,000 $ 2,797,452
ITALY - 0.7%
Italian Republic 10 1/2%, 9/1/05  Aa3 ITL  700,000,000  524,918
SWEDEN - 1.2%
Swedish Kingdom 10 1/4%, 5/5 /03  Aa1 SEK 5,000,000  831,684
UNITED KINGDOM - 1.6%
United Kingdom, Great Britain &
Northern Ireland 9 1/2%, 4/18/05  Aaa GBP 650,000  1,176,181
UNITED STATES OF AMERICA - 20.4%
U.S. Treasury Obligations:
7 7/8%, 8/15/01  Aaa  1,640,000  1,743,517
12 3/4%, 11/15/10 (callable)  Aaa  880,000  1,236,673
13 7/8%, 5/15/11  Aaa  1,980,000  2,965,981
8 1/8%, 8/15/19  Aaa  1,300,000  1,482,208
7 1/4%, 2/15/23  Aaa  1,350,000  1,388,597
6 1/4%, 8/15/23  Aaa  2,225,000  2,054,654
7 1/2%, 11/15/24  Aaa  1,335,000  1,437,208
7 5/8%, 2/15/25  Aaa  1,560,000  1,705,517
6 7/8%, 8/15/25  Aaa  665,000  666,350
  14,680,705
TOTAL GOVERNMENT OBLIGATIONS
(Cost $21,533,557)   20,784,818
CASH EQUIVALENTS - 3.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 2,474,144  2,473,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $68,658,083)  $ 71,886,494
CURRENCY ABBREVIATIONS
GBP - British pound
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $955,809 or 1.3% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 29.2% AAA, AA, A 29.2%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities
Basic Industries    8.5%
Cash Equivalents   3.5
Construction & Real Estate    2.8
Durables    7.5
Energy    8.4
Finance    10.8
Government Obligations   28.9
Health    3.8
Industrial Machinery &
 Equipment    3.5
Media & Leisure   2.0
Nondurables   3.9
Precious Metals   1.4
Retail & Wholesale   3.7
Technology    5.1
Transportation   1.0
Utilities   3.9
Others (individually less than 1%)    1.3
     100.0%
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $68,692,740. Net unrealized appreciation aggregated $3,193,754, of which $6,088,310 related to appreciated investment securities and $2,894,556 related to depreciated investment securities.
At July 31, 1996 the fund had a capital loss carryforward of approximately $17,036,000 of which $10,190,000 and $6,846,000 will expire on July 31,
2003 and July 31, 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                $ 71,886,494
agreements of $2,473,000) (cost $68,658,083) -
See accompanying schedule

Cash                                                                     409

Receivable for investments sold                                          661,259

Receivable for fund shares sold                                          45,128

Dividends receivable                                                     89,737

Interest receivable                                                      623,623

 TOTAL ASSETS                                                            73,306,650

LIABILITIES

Payable for investments purchased                           $ 425,875

Payable for fund shares redeemed                             423,344

Accrued management fee                                       46,795

Other payables and accrued expenses                          81,757

 TOTAL LIABILITIES                                                       977,771

NET ASSETS                                                              $ 72,328,879

Net Assets consist of:

Paid in capital                                                         $ 85,158,057

Distributions in excess of net investment income                         (55,139)

Accumulated undistributed net realized gain (loss) on                    (15,985,440)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                            3,211,401
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 5,426,655 shares outstanding                            $ 72,328,879

NET ASSET VALUE, offering price and redemption price per                 $13.33
share ($72,328,879 (divided by) 5,426,655 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                  $ 369,346
Dividends

Interest                                                                            1,034,251

 TOTAL INCOME                                                                       1,403,597

EXPENSES

Management fee                                                        $ 306,036

Transfer agent fees                                                    158,053

Accounting fees and expenses                                           31,297

Non-interested trustees' compensation                                  348

Custodian fees and expenses                                            53,387

Registration fees                                                      15,571

Audit                                                                  44,267

Legal                                                                  225

Miscellaneous                                                          1,156

 Total expenses before reductions                                      610,340

 Expense reductions                                                    (4,661)      605,679

NET INVESTMENT INCOME                                                               797,918

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 1,107,478

 Foreign currency transactions                                         2,363        1,109,841

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 3,575,849

 Assets and liabilities in foreign currencies                          (29,529)     3,546,320

NET GAIN (LOSS)                                                                     4,656,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ 5,454,079
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS       YEAR ENDED
                                                              ENDED JANUARY    JULY 31,
                                                              31, 1997         1996
                                                              (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                    $ 797,918        $ 3,408,536
Net investment income

 Net realized gain (loss)                                      1,109,841        6,896,195

 Change in net unrealized appreciation (depreciation)          3,546,320        (5,043,765)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               5,454,079        5,260,966
FROM OPERATIONS

Distributions to shareholders from net investment income       (2,871,844)      (479,379)

Share transactions                                             15,333,640       56,434,636
Net proceeds from sales of shares

 Reinvestment of distributions                                 2,728,595        452,937

 Cost of shares redeemed                                       (36,100,215)     (122,715,801)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (18,037,980)     (65,828,228)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      (15,455,745)     (61,046,641)

NET ASSETS

 Beginning of period                                           87,784,624       148,831,265

 End of period (including under (over) distribution of net    $ 72,328,879     $ 87,784,624
investment income of $(55,139) and $2,018,787,
respectively)

OTHER INFORMATION
Shares

 Sold                                                          1,165,121        4,439,802

 Issued in reinvestment of distributions                       214,095          35,497

 Redeemed                                                      (2,751,267)      (9,683,927)

 Net increase (decrease)                                       (1,372,051)      (5,208,628)


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,               FEBRUARY 1, 1993
      ENDED JANUARY                                       (COMMENCEMENT
      31, 1997                                            OF
                                                          OPERATIONS) TO
                                                          JULY 31,

      (UNAUDITED   1996   1995   1994 E   1993
      )


SELECTED PER-SHARE DATA

Net asset value, beginning     $ 12.91     $ 12.40    $ 11.99     $ 11.98     $ 10.00
of period

Income from Investment
Operations

 Net investment income          .13 D       .31        .28         .32 D       .15

 Net realized and               .74         .25        .13         .25         1.91
 unrealized gain (loss)

 Total from investment          .87         .56        .41         .57         2.06
 operations



Less Distributions

 From net investment            (.45)       (.05)      -           (.15)       (.08)
income

 From net realized gain         -           -          -           (.11)       -

 In excess of net               -           -          -           (.20)       -
 realized gain

 Return of capital              -           -          -           (.10)       -

 Total distributions            (.45)       (.05)      -           (.56)       (.08)

Net asset value, end of        $ 13.33     $ 12.91    $ 12.40     $ 11.99     $ 11.98
period

TOTAL RETURN B, C               6.92%       4.52%      3.42%       4.58%       20.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 72,329    $ 87,785   $ 148,831   $ 313,246   $ 84,157
(000 omitted)

Ratio of expenses to            1.49% A     1.39%      1.34%       1.68%       2.12% A
average net assets

Ratio of expenses to            1.47% A,    1.36%      1.33%       1.67% F     2.12% A
average net assets after        F          F          F
expense reductions

Ratio of net investment         1.94% A     2.94%      4.68%       2.56%       4.02% A
income to average net
assets

Portfolio turnover rate         58% A       189%       242%        226%        172% A

Average commission rate G      $ .0095


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
EFFECTIVE AUGUST 1, 1993 THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Global Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $22,245,710 and $38,669,212, respectively, of which U.S. government and government agency obligations aggregated $0 and $3,184,281, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annualized rate of .75% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .38% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6,346 for the period.
13. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $4,556 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $105 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
Kent, England
Fidelity Investments Japan Ltd.
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard R. Mace, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
BALANCED
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   35   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  39   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

Fidelity Balanced                 15.19%   11.46%   57.51%    166.99%

S&P 500(registered trademark)     24.15%   26.34%   119.87%   288.58%

Lehman Brothers Aggregate         4.94%    3.26%    42.87%    123.02%
 Bond Index

Balanced Funds Average            14.23%   14.76%   72.80%    177.35%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of 304 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Fidelity Balanced                 11.46%   9.51%    10.32%

S&P 500                           26.34%   17.06%   14.53%

Lehman Brothers Aggregate         3.26%    7.40%    8.35%
 Bond Index

Balanced Funds Average            14.76%   11.50%   10.68%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960731 19960814 160549 S00000000000001
             Fidelity Balanced Fund      SP Standard & Poor 500      LB
Aggregate Bond
             00304                       SP001                       LB001
     1987/01/31   10000.00                    10000.00
10000.00
     1987/02/28   10261.93                    10395.00
10069.35
     1987/03/31   10430.99                    10695.42
10023.96
     1987/04/30   10176.12                    10600.23
9749.09
     1987/05/31   10128.92                    10692.45
9710.95
     1987/06/30   10337.92                    11232.42
9844.60
     1987/07/31   10480.84                    11801.90
9837.04
     1987/08/31   10614.23                    12242.11
9784.40
     1987/09/30   10433.77                    11974.01
9576.04
     1987/10/31    9550.39                     9394.81
9917.10
     1987/11/30    9403.15                     8620.68
9996.53
     1987/12/31    9691.37                     9276.71
10132.70
     1988/01/31   10150.01                     9667.26
10488.89
     1988/02/29   10439.16                    10117.75
10613.40
     1988/03/31   10347.26                     9805.11
10513.79
     1988/04/30   10428.18                     9913.95
10457.05
     1988/05/31   10468.64                    10000.20
10386.76
     1988/06/30   10886.11                    10459.21
10637.35
     1988/07/31   10824.54                    10419.47
10581.56
     1988/08/31   10773.24                    10065.20
10609.30
     1988/09/30   11030.77                    10493.98
10849.49
     1988/10/31   11197.27                    10785.71
11053.74
     1988/11/30   11093.21                    10631.48
10919.46
     1988/12/31   11220.61                    10817.53
10931.76
     1989/01/31   11603.49                    11609.37
11089.05
     1989/02/28   11518.41                    11320.30
11008.67
     1989/03/31   11646.18                    11584.06
11056.26
     1989/04/30   12023.60                    12185.28
11287.63
     1989/05/31   12293.19                    12678.78
11584.24
     1989/06/30   12476.80                    12606.51
11936.96
     1989/07/31   12968.44                    13744.88
12190.70
     1989/08/31   13044.92                    14014.28
12010.09
     1989/09/30   13055.15                    13956.82
12071.55
     1989/10/31   13099.40                    13633.02
12368.79
     1989/11/30   13298.55                    13911.13
12486.68
     1989/12/31   13432.07                    14245.00
12520.09
     1990/01/31   12935.89                    13289.16
12371.32
     1990/02/28   13030.40                    13460.59
12411.35
     1990/03/31   13136.73                    13817.30
12420.49
     1990/04/30   12957.10                    13471.87
12306.70
     1990/05/31   13388.20                    14785.37
12671.08
     1990/06/30   13447.76                    14684.83
12874.39
     1990/07/31   13484.17                    14637.84
13052.48
     1990/08/31   12913.73                    13314.58
12878.17
     1990/09/30   12702.76                    12666.16
12984.71
     1990/10/31   12641.21                    12611.70
13149.57
     1990/11/30   13084.33                    13426.41
13432.62
     1990/12/31   13369.58                    13801.01
13641.92
     1991/01/31   13922.98                    14402.73
13810.56
     1991/02/28   14551.84                    15432.53
13928.45
     1991/03/31   14830.18                    15805.99
14024.27
     1991/04/30   15072.25                    15843.93
14176.20
     1991/05/31   15556.40                    16528.39
14259.10
     1991/06/30   15273.55                    15771.39
14251.85
     1991/07/31   15673.45                    16506.33
14449.49
     1991/08/31   16034.65                    16897.53
14762.17
     1991/09/30   16171.12                    16615.34
15061.31
     1991/10/31   16532.86                    16837.99
15229.00
     1991/11/30   16238.11                    16159.42
15368.64
     1991/12/31   16950.16                    18008.06
15825.06
     1992/01/31   16950.16                    17673.11
15609.77
     1992/02/29   17197.21                    17902.86
15711.27
     1992/03/31   17087.58                    17553.75
15622.70
     1992/04/30   17295.96                    18069.83
15735.54
     1992/05/31   17615.49                    18158.37
16032.47
     1992/06/30   17560.25                    17887.81
16253.11
     1992/07/31   17982.04                    18619.43
16584.71
     1992/08/31   18080.45                    18237.73
16752.72
     1992/09/30   18205.54                    18452.93
16951.30
     1992/10/31   18118.29                    18517.52
16726.56
     1992/11/30   18161.92                    19148.96
16730.34
     1992/12/31   18296.95                    19384.50
16996.38
     1993/01/31   18698.91                    19547.33
17322.30
     1993/02/28   19205.09                    19813.17
17625.53
     1993/03/31   19817.54                    20231.23
17698.98
     1993/04/30   20450.02                    19741.63
17822.22
     1993/05/31   20781.32                    20270.71
17844.92
     1993/06/30   20797.71                    20329.49
18168.32
     1993/07/31   21071.76                    20248.18
18271.08
     1993/08/31   21756.90                    21015.58
18591.33
     1993/09/30   21547.38                    20853.76
18642.40
     1993/10/31   21722.83                    21285.43
18712.06
     1993/11/30   21340.05                    21083.22
18552.88
     1993/12/31   21824.12                    21338.33
18653.43
     1994/01/31   22410.87                    22063.83
18905.28
     1994/02/28   22019.70                    21465.90
18576.83
     1994/03/31   21115.93                    20529.99
18118.83
     1994/04/30   20934.89                    20792.77
17974.15
     1994/05/31   20967.81                    21133.77
17971.63
     1994/06/30   20751.52                    20616.00
17931.91
     1994/07/31   21149.31                    21292.20
18288.10
     1994/08/31   21348.21                    22165.18
18310.80
     1994/09/30   21198.10                    21622.14
18041.29
     1994/10/31   20947.73                    22108.63
18025.22
     1994/11/30   20647.29                    21303.44
17985.19
     1994/12/31   20664.35                    21619.37
18109.38
     1995/01/31   20664.35                    22179.96
18467.77
     1995/02/28   21118.32                    23044.31
18906.86
     1995/03/31   21473.51                    23724.35
19022.85
     1995/04/30   21694.19                    24423.03
19288.57
     1995/05/31   22101.59                    25399.22
20034.99
     1995/06/30   22342.81                    25989.24
20181.88
     1995/07/31   22669.11                    26851.05
20136.80
     1995/08/31   22720.63                    26918.44
20379.83
     1995/09/30   22925.74                    28054.40
20578.09
     1995/10/31   22717.33                    27954.25
20845.71
     1995/11/30   23359.94                    29181.44
21158.08
     1995/12/31   23743.98                    29743.47
21455.00
     1996/01/31   23954.73                    30755.94
21597.48
     1996/02/29   23515.67                    31041.05
21222.06
     1996/03/31   23326.15                    31339.97
21074.55
     1996/04/30   23397.21                    31801.92
20956.03
     1996/05/31   23557.10                    32622.09
20913.48
     1996/06/30   23735.97                    32746.38
21194.33
     1996/07/31   23178.96                    31299.65
21252.32
     1996/08/31   23448.48                    31959.76
21216.71
     1996/09/30   24210.85                    33758.45
21586.45
     1996/10/31   24992.43                    34689.51
22064.62
     1996/11/30   26210.24                    37311.69
22442.55
     1996/12/31   25961.28                    36572.55
22233.88
     1997/01/31   26698.81                    38857.60
22301.97
IMATRL PRASUN   SHR__CHT 19960731 19960814 160556 R00000000000123



$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $26,699 - a 166.99% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $38,858 - a 288.58% increase, and the bond index, would have grown to $22,302 - a 123.02% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Stephen Petersen, Portfolio Manager of Fidelity Balanced
Fund
Q. STEVE, HOW DID THE FUND PERFORM?
A. It was a mixed bag. For the six-month and one-year periods that ended January 31, 1997, the fund returned 15.19% and 11.46%, respectively. For the same six-month and one-year periods, the Lehman Brothers Aggregate Bond Index returned 4.94% and 3.26%, respectively, while the Standard & Poor's 500 Index returned 24.15% and 26.34%, respectively. Additionally, the balanced funds average, as tracked by Lipper Analytical Services, was 14.23% for the past six months and 14.76% for the past one year.
Q. WHY DO YOU THINK THE FUND OUTPERFORMED ITS PEER GROUP OF BALANCED FUNDS OVER THE PAST SIX MONTHS BUT UNDERPERFORMED THEM OVER THE YEAR?
A. During the first few months of the year, the fund was under different management. I took over management of the fund late in March 1996, and it went through a transition period of several months when it continued to underperform. However, in the past six months, the fund performed relatively well against its peer group of balanced funds. I believe there were two reasons for its strong performance during this period. First, the fund had a relatively heavy weighting in common stocks versus bonds compared to the average balanced fund. As a result, it took advantage of the very strong U.S. stock market, which was up about 24%, instead of being hurt by the bond market, which was up only 3%-4% over the same period. The strong stock market performance also accounts for why the S&P 500 Index - which includes only equities - outperformed the fund, and the Lehman Brothers Index - which includes only bonds - underperformed it.
Q. AND THE SECOND REASON?
A. It's clear that the fund benefited from owning more stock in large-capitalization companies, such as General Electric and Philip Morris, than most of its peers. These investments paid off because large-cap stocks outperformed the rest of the U.S. stock market throughout the period.
Q. WHY HAVE YOUR TOP SECTORS AND TOP HOLDINGS REMAINED LARGELY UNCHANGED OVER THE PERIOD?
A. Most of the fund's heavily weighted sectors - finance, energy and nondurables - as well as its top individual holdings have continued to perform well and remain relatively attractive compared to most stocks and bonds. In fact, my attempts to more fully diversify the fund with some smaller holdings may have actually hindered it somewhat. Still, I consider diversification to be important in the fund's long-term performance.
Q. OVER THE PERIOD, FINANCE REMAINED THE FUND'S TOP MARKET SECTOR. WHY WAS IT SO ATTRACTIVE?
A. The underlying fundamentals of the finance sector - which made up over 22% of the fund's total investments - continued to look good. This is largely due to the strength of banks, consumer finance businesses and insurance companies. They went through a fair amount of restructuring over the past few years that really paid off in terms of performance. One example of a bank that benefited from restructuring is one of my larger holdings, NationsBank, which has concentrated on buying other banks and consolidating its businesses.
Q. ON THE OTHER HAND, WERE THERE ANY DISAPPOINTING SECTORS?
A. Yes. Utilities underperformed the market. The sector was disappointing largely because telephone and electric utilities were negatively affected by concerns about deregulation, which is expected to take place in the next couple of years. To the market, deregulation or open competition usually means lower prices. And lower prices can mean smaller profits for utilities because of their large fixed costs, such as copper telephone wires and huge electric power plants.
Q. HOW DID YOU STRUCTURE THE FUND'S BOND COMPONENT OVER THE PAST SIX
MONTHS?
A. In light of the strength of the stock market and the economy over the past five or six years, interest rates have come down and spreads - the difference between what
Treasuries and non-Treasuries yield - have narrowed among different risk classes. That means that riskier bonds pay only a little more than low-risk bonds, such as Treasuries. So, investors are not being paid enough to take on additional risk. As a result, the fund focused primarily on fairly conservative bond investments, such as U.S. government securities and government agency securities. The fund also invested in what I would call unique asset classes within the bond market, including asset-backed securities.
Q. ANY REGRETS OVER THE PAST SIX MONTHS?
A. Sure. I wish I had owned more technology stocks - which proved to be the market winners over the period - especially stocks of such companies as Intel or Microsoft. Given that the fund follows an equity-income style of management, these types of stocks generally don't fall within its investment universe.
Q. WHAT'S YOUR OUTLOOK FOR THE INVESTING ENVIRONMENT?
A. I don't expect any major market changes. That is, the overall economic environment appears to be reasonably good, and I anticipate relatively slow but steady earnings growth. Inflation doesn't look like a major issue, and I don't sense that interest rates will increase all that significantly over the next six to 12 months. As a result, I don't think we'll see much change in bond yields.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT
AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NOTE TO SHAREHOLDERS: Kevin Grant became manager of the fund's fixed-income investments on February 3, 1997, after the period ended. Mr. Grant manages several Fidelity and Spartan fixed-income funds; he joined Fidelity in 1993. Prior to joining Fidelity, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

FUND FACTS
GOAL: seeks high income
with preservation of capital
by investing in a broadly
diversified portfolio of
high-yielding equity and debt
securities
TRADING SYMBOL: FBALX
FUND NUMBER: 304
START DATE: November 6, 1986
SIZE: As of January
31, 1997, more than $3.8
billion
MANAGER: Stephen
Petersen, since 1996;
manager, Fidelity
Equity-Income Fund, since
1993; VIP Equity-Income
Fund, since January 1997;
various institutional
accounts, since 1987; joined
Fidelity in 1980
(checkmark)
STEPHEN PETERSEN ON THE
FUND'S HOLDINGS IN THE ENERGY
SECTOR:
"The fund's energy sector
holdings - 10.5% of the
fund's total investments at the
end of the period - were
mostly in large multi-national
energy companies, such as
British Petroleum and Royal
Dutch Petroleum. These
companies all have
undergone significant
restructuring programs over
the past five years. They've
streamlined operations, rid
themselves of unprofitable
businesses and concentrated
on the energy businesses they
know best, which has resulted
in better performance. In 1996,
the sector outlook further
improved as energy prices
rose because global energy
demand increased.
"In addition, as these energy
companies have become
more efficient, they've also
become more prudent about
not holding large inventories.
This way they were better
positioned to profit from rising
energy demand. Finally,
natural gas, especially in the
United States, rallied during
the period. It was this
confluence of factors that
caused energy stock prices to
move up quite dramatically
over the past six months."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Philip Morris Companies, Inc.   2.0            2.2

General Electric Co.            2.0            1.7

Allstate Corp.                  1.8            1.7

American Express Co.            1.8            1.2

British Petroleum PLC Ord.      1.6            1.3

TOP FIVE BOND ISSUERS AS OF JANUARY 31, 1997
(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE ISSUERS
                                                          6 MONTHS AGO

U.S. Treasury                              13.0           13.8

Federal National Mortgage Association      5.8            8.3

Government National Mortgage Association   1.5            1.8

Ford Motor Credit Co.                      0.7            0.7

Chrysler Financial Corp.                   0.7            0.6

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            22.5           17.8

Energy                             10.5           11.1

Utilities                          6.7            6.7

Nondurables                        5.5            5.4

Industrial Machinery & Equipment   5.4            5.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 1.3
Row: 1, Col: 2, Value: 4.3
Row: 1, Col: 3, Value: 33.9
Row: 1, Col: 4, Value: 60.5
Stocks 55.8%
Bonds 36.4%
Convertible
securities 5.6%
Short-term
investments 2.2%
FOREIGN
INVESTMENTS 11.4%
Stocks 60.5%
Bonds 33.9%
Convertible
securities 4.3%
Short-term
investments 1.3%
FOREIGN
INVESTMENTS 12.3%
Row: 1, Col: 1, Value: 2.2
Row: 1, Col: 2, Value: 5.6
Row: 1, Col: 3, Value: 36.4
Row: 1, Col: 4, Value: 55.8
*
**
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 60.5%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.3%
Boeing Co.  33,376 $ 3,575
Gulfstream Aerospace Corp. (a)  82,200  1,901
Harsco Corp.  111,600  7,826
Lockheed Martin Corp.  235,100  21,629
Northrop Grumman Corp.  130,000  10,156
Rockwell International Corp.  98,400  6,470
  51,557
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.  165,000  7,569
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.   103,180  1,651
TOTAL AEROSPACE & DEFENSE   60,777
BASIC INDUSTRIES - 4.3%
CHEMICALS & PLASTICS - 1.5%
Air Products & Chemicals, Inc.  35,800  2,555
AKZO Nobel NV  26,200  3,680
DSM NV  15,100  1,413
Dow Chemical Co.  85,000  6,556
du Pont (E.I.) de Nemours & Co.  197,400  21,640
Ethyl Corp.  253,300  2,216
Great Lakes Chemical Corp.  144,300  6,223
IMC Global, Inc.  56,200  2,143
Imperial Chemical Industries PLC ADR  29,900  1,469
Millenium Chemicals, Inc.  213,642  4,246
Witco Corp.  203,800  6,063
  58,204
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.  68,100  1,302
METALS & MINING - 1.8%
Alcan Aluminium Ltd.  169,700  5,997
Alumax, Inc. (a)  427,416  14,960
Aluminum Co. of America  321,300  22,170
Inco Ltd.  80,000  2,720
Kaiser Aluminum Corp. (a)  166,200  2,140
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Pechiney SA Class A  251,161 $ 10,155
Phelps Dodge Corp.  28,900  2,019
Reynolds Metals Co.  156,620  9,456
  69,617
PACKAGING & CONTAINERS - 0.2%
Tupperware Corp.  112,200  5,259
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.  81,900  2,826
Champion International Corp.  178,400  7,471
Fort Howard Corp. (a)  50,500  1,603
Georgia-Pacific Corp.  44,500  3,276
International Paper Co.  92,600  3,785
Weyerhaeuser Co.  280,400  12,758
  31,719
TOTAL BASIC INDUSTRIES   166,101
CONGLOMERATES - 1.5%
AlliedSignal, Inc.  266,100  18,694
American Standard Companies, Inc. (a)  257,900  10,477
Brascan Ltd. Class A  598,400  13,682
GenCorp, Inc.  173,800  3,389
Textron, Inc.  114,400  11,140
United Technologies Corp.  38,400  2,678
  60,060
CONSTRUCTION & REAL ESTATE - 1.0%
BUILDING MATERIALS - 0.3%
Dexter Corp.  155,000  4,689
Masco Corp.  200,000  6,900
  11,589
CONSTRUCTION - 0.1%
Lennar Corp.  103,000  2,742
ENGINEERING - 0.0%
EG&G, Inc.  78,100  1,660
REAL ESTATE - 0.0%
Fastighets AB Tornet  104,620  1,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Arden Realty Group, Inc.  19,000 $ 508
Equity Residential Properties Trust (SBI)  230,200  9,899
First Industrial Realty Trust, Inc.  210,900  6,116
Liberty Property Trust (SBI)   129,100  3,324
Macerich Co.  89,800  2,470
Weeks Corp.  35,200  1,272
  23,589
TOTAL CONSTRUCTION & REAL ESTATE   40,893
DURABLES - 4.3%
AUTOS, TIRES, & ACCESSORIES - 3.5%
Bayerische Motoren Werke (BMW) AG  7,300  4,674
Chrysler Corp.  774,800  27,021
Cummins Engine Co., Inc.  43,000  2,263
Dana Corp.  67,500  2,202
Eaton Corp.  157,500  11,025
General Motors Corp.  452,700  26,709
Genuine Parts Co.  8,200  362
Goodyear Tire & Rubber Co.  95,600  5,210
Johnson Controls, Inc.  127,400  10,956
Michelin SA (Compagnie Generale
des Etablissements) Class B  35,600  2,040
Modine Manufacturing Co.  140,700  4,010
Snap-on Tools Corp.  371,050  13,822
Standard Products Co.  45,600  1,020
Toyota Motor Corp.  300,000  7,733
Volkswagen AG  12,600  5,887
Volvo AB Class B  518,500  12,372
  137,306
CONSUMER DURABLES - 0.0%
Swedish Match Co.  288,500  975
CONSUMER ELECTRONICS - 0.4%
Maytag Co.  289,500  5,935
Whirlpool Corp.  195,500  9,946
  15,881
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.4%
Burlington Industries, Inc. (a)  67,200 $ 806
Kellwood Co.  294,700  6,557
Stride Rite Corp.  183,400  2,201
Unifi, Inc.  137,600  4,197
  13,761
TOTAL DURABLES   167,923
ENERGY - 8.9%
ENERGY SERVICES - 1.2%
Baker Hughes, Inc.  89,100  3,475
Schlumberger Ltd.  405,000  45,006
  48,481
OIL & GAS - 7.7%
Amerada Hess Corp.  83,800  4,944
Amoco Corp.  163,600  14,233
Atlantic Richfield Co.  182,500  24,136
British Petroleum PLC:
Ord.  5,326,493  62,718
 ADR  359,736  50,948
Burlington Resources, Inc.  107,100  5,328
Exxon Corp.  62,500  6,477
Kerr-McGee Corp.  78,900  5,424
Mobil Corp.  113,000  14,831
Occidental Petroleum Corp.  288,300  7,352
Phillips Petroleum Co.  202,500  8,935
Royal Dutch Petroleum Co. ADR  171,000  29,669
Santa Fe Energy Resources, Inc. (a)  408,700  6,079
Total SA Class B  357,867  30,790
USX-Marathon Group   525,400  13,989
Unocal Corp.  291,953  12,299
  298,152
TOTAL ENERGY   346,633
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 15.7%
BANKS - 5.7%
Bank of Boston Corp.  194,732 $ 13,875
Bank of New York Co., Inc.  374,100  13,701
BankAmerica Corp.  192,300  21,465
Canadian Imperial Bank of Commerce  214,600  9,622
Chase Manhattan Corp.  166,500  15,401
Citicorp  108,800  12,662
Comerica, Inc.  217,700  12,436
Credit Communal Holding/Dexia (e)  21,700  2,066
Credit Local de France SA  15,996  1,431
Den Danske Bank Group AS  49,370  4,085
Den Norske Bank AS (e)  1,727,600  7,112
Den Norske Bank AS Class A Free shares  140,000  576
First Bank System, Inc.  232,400  17,662
First Tennessee National Corp.  78,900  3,195
HSBC Holdings PLC  178,301  4,153
National Bank of Canada  1,140,700  12,067
NationsBank Corp.  265,800  28,706
Norwest Corp.  243,900  11,616
Royal Bank of Canada  480,000  17,745
Sparbanken Sverige AB Class A (e)  468,200  7,426
Sparebanken Norway primary shares certificates  175,000  5,558
  222,560
CREDIT & OTHER FINANCE - 3.3%
American Express Co.  1,104,600  68,899
Beneficial Corp.  137,700  9,260
Edper Group Limited, (The) Class A (ltd. vtg.)  376,100  5,933
First Chicago NBD Corp.  491,000  28,048
Household International, Inc.  135,000  13,382
Sakura Finance Bermuda Trust sponsored ADR (e)  70  2,979
  128,501
FEDERAL SPONSORED CREDIT - 1.4%
Federal National Mortgage Association  1,387,800  54,818
INSURANCE - 4.3%
Aetna, Inc.  169,800  13,414
Allstate Corp.  1,078,700  70,925
American Bankers Insurance Group, Inc.  270,000  14,985
American Financial Group, Inc.  233,700  8,442
General Re Corp.  63,100  10,191
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Highlands Insurance Group, Inc. (a)  190,000 $ 4,346
ITT Hartford Group, Inc.  335,000  24,581
Provident Companies, Inc.  88,600  4,352
Providian Corp.  75,000  4,041
Reliastar Financial Corp.  234,354  13,007
  168,284
SAVINGS & LOANS - 0.4%
Washington Mutual, Inc.  288,100  15,647
SECURITIES INDUSTRY - 0.6%
Bear Stearns Companies, Inc.  155,000  4,650
First Marathon Inc. Class A (non-vtg.)  350,000  4,599
Lehman Brothers Holdings, Inc.  299,600  9,475
Nomura Securities Co. Ltd.  191,000  2,438
  21,162
TOTAL FINANCE   610,972
HEALTH - 1.8%
DRUGS & PHARMACEUTICALS - 1.4%
Bristol-Myers Squibb Co.  153,900  19,545
Pharmacia & Upjohn, Inc.  355,100  13,227
Schering-Plough Corp.  220,800  16,698
Takeda Chemical Industries Ltd.  198,000  3,897
  53,367
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
Allegiance Corp.  190,620  4,885
Bausch & Lomb, Inc.  99,700  3,377
Baxter International, Inc.  40,700  1,877
  10,139
MEDICAL FACILITIES MANAGEMENT - 0.1%
Foundation Health Corp. (a)  50,000  1,663
Health Systems International, Inc. (a)  149,000  3,855
Transitional Hospitals Corp.  4,029  37
  5,555
TOTAL HEALTH   69,061
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.2%
CINergy Corp.  190,000 $ 6,555
U.S. Industries, Inc. (a)  58,000  1,965
  8,520
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 2.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA  71,144  7,047
Emerson Electric Co.  47,000  4,641
General Electric Co.  739,300  76,148
Omron Corp.  401,000  6,506
Westinghouse Electric Corp.  382,900  7,036
  101,378
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Caterpillar, Inc.  94,600  7,343
Cooper Industries, Inc.  157,900  6,809
Goulds Pumps, Inc.  30,800  720
Harnischfeger Industries, Inc.  37,300  1,655
Ingersoll-Rand Co.  181,900  8,299
Keystone International, Inc.  270,400  5,307
Parker-Hannifin Corp.  149,700  6,456
Regal-Beloit Corp.  49,200  935
Stewart & Stevenson Services, Inc.  91,100  2,266
Tenneco, Inc.  98,400  3,936
TRINOVA Corp.  47,500  1,829
  45,555
POLLUTION CONTROL - 1.2%
Browning-Ferris Industries, Inc.  529,900  17,222
Safety Kleen Corp.  172,600  2,783
WMX Technologies, Inc.  619,600  22,693
Zurn Industries, Inc.  168,200  4,058
  46,756
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   193,689
MEDIA & LEISURE - 1.3%
BROADCASTING - 0.0%
Evergreen Media Corp. Class A (a)  23,400  725
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.2%
Viacom, Inc. (a):
 Class A   4,400 $ 150
 Class B (non-vtg.)  212,000  7,261
  7,411
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.  82,900  2,083
Hasbro, Inc.  130,300  5,147
Outboard Marine Corp.  181,100  3,011
  10,241
LODGING & GAMING - 0.3%
ITT Corp. (a)  184,100  10,517
PUBLISHING - 0.5%
ACNielsen Corp. (a)  226,900  3,715
Cognizant Corp.  111,600  3,585
Dow Jones & Co., Inc.  28,100  1,113
Dun & Bradstreet Corp.  111,600  2,678
Harcourt General, Inc.  56,800  2,570
Hollinger International, Inc. Class A  97,900  1,126
Houghton Mifflin Co.  19,800  1,072
McGraw-Hill, Inc.  25,500  1,269
Mondadori Arnoldo Editore Spa  150,300  1,284
  18,412
RESTAURANTS - 0.1%
Darden Restaurants, Inc.  364,100  2,640
TOTAL MEDIA & LEISURE   49,946
NONDURABLES - 4.1%
BEVERAGES - 0.1%
PepsiCo, Inc.  140,700  4,907
FOODS - 0.7%
General Mills, Inc.  180,900  12,256
Kellogg Co.  50,000  3,481
Ralston Purina Co.  122,400  9,624
  25,361
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 0.6%
Dial Corp.  53,700 $ 738
Premark International, Inc.  201,800  4,641
Rubbermaid, Inc.  413,400  9,560
Tambrands, Inc.  108,900  4,465
Unilever PLC Ord.  145,200  3,250
  22,654
TOBACCO - 2.7%
BAT Industries PLC:
Ord.  416,066  3,223
 sponsored ADR  55,000  873
Dimon, Inc.  102,600  2,437
Philip Morris Companies, Inc.  650,780  77,361
RJR Nabisco Holdings Corp.  486,800  15,943
Universal Corp.  190,000  5,890
  105,727
TOTAL NONDURABLES   158,649
PRECIOUS METALS - 0.1%
Newmont Mining Corp.  91,100  3,633
RETAIL & WHOLESALE - 2.5%
APPAREL STORES - 0.4%
Charming Shoppes, Inc. (a)  122,300  581
Footstar, Inc. (a)  55,679  1,260
Limited, Inc. (The)  394,000  6,747
Payless ShoeSource, Inc. (a)  182,880  6,858
  15,446
DRUG STORES - 0.2%
CVS Corp.  193,400  8,365
GENERAL MERCHANDISE STORES - 1.4%
Coles Myer Ltd.  320,217  1,211
Dayton Hudson Corp.  136,900  5,151
May Department Stores Co. (The)  128,800  5,732
Sears, Roebuck & Co.  322,800  15,494
Wal-Mart Stores, Inc.  1,148,500  27,277
  54,865
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%
Tandy Corp.  177,300 $ 8,023
Toys "R" Us, Inc. (a)  368,200  9,205
  17,228
TOTAL RETAIL & WHOLESALE   95,904
SERVICES - 0.6%
LEASING & RENTAL - 0.2%
GATX Corp.  159,300  7,786
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.  190,300  5,947
Ennis Business Forms, Inc.  56,700  617
Moore Corporation Ltd.  99,900  2,099
New England Business Service, Inc.  129,300  2,683
  11,346
SERVICES - 0.1%
Block (H&R), Inc.  120,600  3,573
Jostens, Inc.  114,500  2,362
  5,935
TOTAL SERVICES   25,067
TECHNOLOGY - 1.3%
COMMUNICATIONS EQUIPMENT - 0.1%
Lucent Technologies, Inc.  68,154  3,697
COMPUTER SERVICES & SOFTWARE - 0.0%
NCR Corp. (a)  8,493  322
Sabre Group Holdings, Inc. Class A (a)  15,100  406
  728
COMPUTERS & OFFICE EQUIPMENT - 0.5%
Digital Equipment Corp. (a)  102,500  3,844
International Business Machines Corp.  111,800  17,581
  21,425
ELECTRONICS - 0.3%
AMP, Inc.  152,900  6,231
Nitto Denko Corp.  276,000  3,818
  10,049
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.  117,800 $ 10,219
Fuji Photo Film Co. Ltd.  52,000  1,576
Polaroid Corp.  74,200  3,265
  15,060
TOTAL TECHNOLOGY   50,959
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.2%
Viad Corp.  364,600  5,742
RAILROADS - 0.2%
Burlington Northern Santa Fe Corp.  102,900  9,004
TOTAL TRANSPORTATION   14,746
UTILITIES - 5.9%
ELECTRIC UTILITY - 1.8%
Allegheny Power System, Inc.  110,800  3,393
American Electric Power Co., Inc.  263,200  10,890
Central Maine Power Co.  84,900  945
CILCORP, Inc.  32,900  1,267
DQE, Inc.  55,000  1,574
DPL, Inc.  190,000  4,655
Entergy Corp.  330,800  8,890
Illinova Corp.  223,400  5,892
National Grid Co. PLC  723,800  2,412
Northeast Utilities  229,800  3,016
PECO Energy Co.  100,000  2,300
PG&E Corp.  202,000  4,596
Pinnacle West Capital Corp.  200,000  6,325
Unicom Corp.  48,000  1,134
Veba AG Ord.  218,600  12,054
  69,343
GAS - 1.2%
El Paso Natural Gas Co.  9,151  493
Enron Corp.  64,000  2,640
MCN Corp.  225,000  7,284
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
Nova Corp.  577,400 $ 5,487
Pacific Enterprises  427,000  12,863
PanEnergy Corp.  145,900  6,730
Questar Corp.  295,000  11,542
  47,039
TELEPHONE SERVICES - 2.9%
AT&T Corp.  68,900  2,713
ALLTEL Corp.  68,500  2,201
Ameritech Corp.  358,400  21,414
BCE, Inc.  147,900  7,450
Bell Atlantic Corp.  244,500  16,443
BellSouth Corp.  307,400  13,641
Frontier Corp.  181,400  3,968
MCI Communications Corp.  92,000  3,232
Manitoba Telecom Services, Inc. (a)  94,600  987
NYNEX Corp.  412,300  20,873
SBC Communications, Inc.  279,800  15,354
Telus Corp.  217,400  3,123
WorldCom, Inc. (a)  2,213  56
  111,455
TOTAL UTILITIES   227,837
TOTAL COMMON STOCKS
(Cost $1,991,912)   2,351,370
CONVERTIBLE PREFERRED STOCKS - 3.3%
BASIC INDUSTRIES - 0.2%
METALS & MINING - 0.2%
Kaiser Aluminum Corp. $0.97  550,400  6,536
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Federal Mogul Corp. $1.9375 (e)  47,200  3,121
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 0.4%
OIL & GAS - 0.4%
Occidental Petroleum Corp. $3.00  124,500 $ 8,357
Santa Fe Energy Resources, Inc. $0.732  424,300  5,410
Tosco Financing Trust $2.875 (e)  13,900  765
Unocal Capital Trust $3.125  41,500  2,412
  16,944
FINANCE - 0.4%
BANKS - 0.1%
NationsBank Corp. $1.75 depositary shares  73,700  4,477
INSURANCE - 0.1%
Aetna, Inc. Class C $4.758  66,200  5,180
SECURITIES INDUSTRY - 0.2%
Merrill Lynch & Co, Inc. $2.3906  72,700  2,872
Salomon, Inc. $2.03  117,400  3,786
Salomon, Inc. $3.484  11,900  729
  7,387
TOTAL FINANCE   17,044
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd. $3.00 (e)  57,800  3,143
MEDIA & LEISURE - 0.3%
ENTERTAINMENT - 0.2%
Time Warner Financing Trust $1.24  150,700  5,915
LEISURE DURABLES & TOYS - 0.0%
Tyco Toys, Inc. $0.4125 depositary shares  58,900  589
LODGING & GAMING - 0.0%
Host Marriott Financial Trust $3.375 (e)  17,400  972
PUBLISHING - 0.1%
Hollinger International, Inc. $0.95  289,600  3,258
TOTAL MEDIA & LEISURE   10,734
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 1.3%
FOODS - 0.1%
Dole Food Automatic Common Exchange Security
Trust $2.7475  61,300 $ 2,375
TOBACCO - 1.2%
RJR Nabisco Holdings Corp. depositary shares $.6012  6,984,400  46,272
TOTAL NONDURABLES   48,647
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   10,700  2,301
GENERAL MERCHANDISE STORES - 0.1%
K mart Financing I $3.875  109,000  5,559
TOTAL RETAIL & WHOLESALE   7,860
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Wang Labs, Inc. $3.25 (e)  24,500  1,305
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
Trans World Airlines, Inc. $4.00 (e)  39,400  818
UTILITIES - 0.3%
CELLULAR - 0.2%
AirTouch Communications, Inc. Class B $1.74  242,200  6,721
TELEPHONE SERVICES - 0.1%
Worldcom, Inc. 8%, depositary shares  71,700  6,354
TOTAL UTILITIES   13,075
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $123,751)   129,227
CORPORATE BONDS - 11.1%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 1.0%
ENERGY - 0.6%
ENERGY SERVICES - 0.1%
Baker Hughes, Inc. 0%, 5/5/08  A2 $ 3,510 $ 2,777
OIL & GAS - 0.5%
Pennzoil Co.:
 6 1/2%, 1/15/03  Baa3  8,440  13,335
 4 3/4%, 10/1/03  Baa3  4,270  4,953
  18,288
TOTAL ENERGY   21,065
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
MBL International Finance of Bermuda
3%, 11/30/02  Aa2  4,830  4,745
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A2  5,080  5,029
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Hilton Hotels Corp. 5%, 5/15/06  Baa2  1,580  1,706
RETAIL & WHOLESALE - 0.1%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Home Depot, Inc. 3 1/4%, 10/1/01  A1  4,510  4,375
TOTAL CONVERTIBLE BONDS   36,920
NONCONVERTIBLE BONDS - 10.1%
AEROSPACE & DEFENSE - 0.1%
Lockheed Martin Corp. 7.70%, 6/15/08  A3  3,500  3,637
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Daimler-Benz Capital AG 4 1/8%,
7/5/03 unit  A1 $ 8,670 $ 6,852
TEXTILES & APPAREL - 0.2%
Levi Strauss & Co. 7%, 11/1/06 (e)  Baa2  10,000  9,878
TOTAL DURABLES   16,730
ENERGY - 0.6%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD yankee (e):
6 7/8%, 7/1/03  A1  9,420  9,418
 7 1/8%, 10/18/06  A+  7,000  7,022
  16,440
OIL & GAS - 0.2%
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  4,000  3,960
Ras Laffan Liquid Natural Gas Co. Ltd.
7.628%, 9/15/06 (e)  A3  2,850  2,865
  6,825
TOTAL ENERGY   23,265
FINANCE - 6.3%
ASSET-BACKED SECURITIES - 0.8%
Discover Card Master Trust I 6.90%, 2/16/00  A2  4,500  4,523
Green Tree Financial Corp. 6.10%, 4/15/27   Aaa  4,420  4,403
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  826  825
Premier Auto Trust:
4.90%, 12/15/98  Aaa  403  401
 8.05%, 4/4/00  Aaa  3,450  3,527
 6%, 5/6/00   Aaa  3,920  3,919
Standard Credit Card Master Trust I:
5 1/2%, 9/7/98 participation certificate  A2  2,800  2,794
 4.85%, 3/7/99  A2  5,200  5,195
 7.65%, 2/15/00  A2  2,300  2,334
Union Federal Savings Bank Grantor Trust:
7.275%, 10/10/00  Baa2  872  874
 8.20%, 1/10/01  Baa2  603  611
  29,406
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - 2.1%
ABN Amro Bank NV
6 5/8%, 10/31/01  Aa3 $ 6,750 $ 6,740
Banponce Corp.:
5 3/4%, 3/1/99  A3  1,620  1,595
 6.378%, 4/8/99  A3  2,980  2,966
 8.327%, 2/1/27  Baa1  7,150  7,150
Banponce Financial Corp.:
6.88%, 6/16/00  A3  2,500  2,517
 6.69%, 9/21/00  A3  500  500
 6 3/4%, 8/9/01  A3  770  769
Capital One Bank 7.20%, 7/19/99  Baa3  18,000  18,287
Corporacion Andina De Fomento:
euro 7 1/4%, 4/30/98  Baa3  800  811
 yankee 7 1/4%, 4/30/98 (e)  Baa2  5,900  5,978
Firstar Corp. 7.15%, 9/1/00  A3  6,210  6,264
KeyCorp 7 1/2%, 6/15/06  A2  3,600  3,682
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  1,000  951
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  A1  590  652
Midland Bank PLC yankee 7 5/8%, 6/15/06  A1  4,500  4,631
Signet Bank 7.80%, 9/15/06  Baa1  4,000  4,125
Signet Banking Corp. 9 5/8%, 6/1/99  Baa2  4,469  4,754
Union Planters National Bank
6.81%, 8/20/01  A3  4,000  4,020
Zions Bancorporation 8 5/8%, 10/15/02  Baa1  6,000  6,509
  82,901
CREDIT & OTHER FINANCE - 2.8%
AT&T Capital Corp.:
6.02%, 12/1/98  Baa3  7,500  7,469
 6.16%, 12/3/99  Baa3  2,750  2,728
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  2,000  2,058
Chase Capital I 7.67%, 12/1/26  A1  10,000  9,732
Chrysler Financial Corp.:
5.74%, 1/11/99  A3  5,000  4,954
 5 5/8%, 1/15/99  A3  15,000  14,846
 6 3/8%, 1/28/00  A3  7,230  7,238
Finova Capital Corp. 6.12%, 5/28/02  Baa1  5,000  4,847
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
First Securities Capital I
8.41%, 12/15/26 (e)  A3 $ 4,000 $ 4,088
Ford Motor Credit Co.:
euro 8 5/8%, 1/24/00  A1  3,766  3,968
 5.73%, 2/23/00  A1  4,500  4,410
 6.20%, 3/12/01  A1  20,000  19,692
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  7,000  7,090
General Motors Acceptance Corp.
6.65%, 5/24/00  A3  5,000  5,021
Greyhound Financial Corp. 6.95%, 1/28/98  Baa2  1,250  1,261
Keycorp Institutional Capital A
7.826%, 12/1/26 (e)  Aa  5,000  4,873
Secured Finance, Inc. secured
9.05%, 12/15/04  Aaa  1,500  1,682
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  1,381  1,381
  107,338
INSURANCE - 0.4%
Executive Risk Capital Trust 8.675%, 2/1/27 (e) Baa3 10,000 10,000 SunAmerica, Inc. 6.20%, 10/31/99 Baa1 5,500 5,471
  15,471
SAVINGS & LOANS - 0.2%
Great West Financial Trust II 8.206%, 2/1/27  Baa2  8,000  7,983
TOTAL FINANCE   243,099
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.
6 7/8%, 7/15/01  A3  3,000  3,030
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
POLLUTION CONTROL - 0.2%
WMX Technologies, Inc. 6 1/4%, 4/1/99  A1  8,500  8,491
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.2%
TCI Communications, Inc. 6.82%, 9/15/10 (f)  Ba1 $ 5,000 $ 4,994
Tele-Communications, Inc. 7 3/8%, 2/15/00  Ba1  3,750  3,785
  8,779
LODGING & GAMING - 0.3%
Circus Circus Enterprises, Inc.:
6.45%, 2/1/06  Baa2  1,000  942
 7%, 11/15/36  Baa2  4,000  3,882
Mirage Resorts, Inc. 7 1/4%, 10/15/06  Baa2  6,000  6,005
  10,829
PUBLISHING - 0.1%
News America Holdings, Inc. 8 5/8%, 2/1/03  Baa3  4,180  4,488
RESTAURANTS - 0.0%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  1,400  1,292
TOTAL MEDIA & LEISURE   25,388
NONDURABLES - 0.1%
FOODS - 0.1%
Dart and Kraft Finance NV gtd.
7 3/4%, 11/30/98  A2  3,750  3,839
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  1,000  1,087
  4,926
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa1  1,000  972
J.C. Penney, Inc. 6.90%, 8/15/26  A2  1,000  1,008
  1,980
TECHNOLOGY - 0.6%
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Comdisco, Inc.:
9.45%, 6/8/00  Baa2  6,000  6,511
 9.30%, 6/27/00  Baa2  3,750  4,062
 6 3/8%, 11/30/01  Baa1  12,000  11,788
  22,361
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.5%
AMR Corp.:
7 3/4%, 12/1/97  Baa3 $ 2,030 $ 2,055
 9 1/2%, 7/15/98  Baa3  4,000  4,167
Delta Air Lines, Inc.:
9 7/8%, 5/15/00  Baa3  2,000  2,168
 equip. trust cert. 8.54%, 1/2/07  Baa1  867  919
Delta Air Lines, Inc. pass thru trust:
9 7/8%, 4/30/08  Baa1  4,936  5,568
 10 1/2%, 4/30/16  Baa1  2,000  2,436
United Airlines pass through trust
7.27%, 1/30/13  Baa1  2,730  2,637
  19,950
UTILITIES - 0.5%
CELLULAR - 0.1%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba2  5,750  5,706
ELECTRIC UTILITY - 0.1%
Gulf States Utilities Co. 1st mtg.
6 3/4%, 10/1/98  Baa3  1,000  1,006
Israel Electric Corp. Ltd. yankee
7 1/4%, 12/15/06 (e)  A3  3,000  2,974
Texas Utilities Electric Co. 9 1/2%, 8/1/99  Baa1  1,000  1,070
  5,050
GAS - 0.3%
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa2  8,700  9,773
TOTAL UTILITIES   20,529
TOTAL NONCONVERTIBLE BONDS   393,386
TOTAL CORPORATE BONDS
(Cost $429,143)   430,306
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
U.S. TREASURY OBLIGATIONS - 13.0%
6 1/8%, 3/31/98  Aaa $ 63,300 $ 63,577
7 3/4%, 12/31/99  Aaa  121,159  126,479
10 3/4%, 5/15/03  Aaa  10,186  12,457
12 3/8%, 5/15/04  Aaa  8,739  11,709
7%, 7/15/06  Aaa  111,663  115,379
11 3/4%, 2/15/10 (callable)  Aaa  73,985  97,545
9%, 11/15/18  Aaa  59,750  73,969
6%, 2/15/26  Aaa  1,780  1,592
  502,707
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.3%
Federal Agricultural Mortgage Corp.:
7.01%, 2/10/05  Aaa  1,530  1,551
 7.04%, 8/10/05  Aaa  2,400  2,436
Federal Home Loan Bank:
6.365%, 4/9/01  Aaa  5,000  5,009
 7.36%, 7/1/04  Aaa  2,990  3,105
 7.46%, 9/9/04  Aaa  1,540  1,609
 7.87%, 10/20/04  Aaa  6,400  6,832
Federal Home Loan Mortgage Corporation:
8.065%, 1/27/05  Aaa  4,500  4,850
 6.783%, 8/18/05  Aaa  3,660  3,663
Federal National Mortgage Association
7.49%, 3/2/05  Aaa  10,000  10,458
 6.85%, 8/22/05  Aaa  1,000  1,007
Financing Corporation:
 0%, 3/26/04  Aaa  4,200  2,623
  0%, 5/11/05  -  2,031  1,167
Government Trust Certificates:
(assets of Trust guaranteed by U.S. Government
through Defense Security Assistance Agency):
 Class T-2, 9 5/8%, 5/15/02  Aaa  2,815  3,008
  Class 1-C, 9 1/4%, 11/15/01  Aaa  2,433  2,598
 (assets of Trust guaranteed by U.S. Government
through Export-Import Bank):
 Series 1992-A, 7.02%, 9/1/04  Aaa  2,852  2,917
  Series 1994-A, 7.39%, 6/26/06  Aaa  4,114  4,243
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank)
 Series 1994-C, 6.61%, 9/15/99  Aaa  884  891
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa $ 1,808 $ 1,831
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  7 3/4%, 4/1/98  Aaa  932  944
  7 3/4%, 11/15/99  Aaa  8,448  8,768
  8%, 11/15/01  Aaa  3,440  3,656
  6 1/4%, 8/15/02  Aaa  4,896  4,838
  5.89%, 8/15/05  Aaa  4,527  4,271
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  6,270  6,824
  89,099
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $590,256)   591,806
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 7.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.1%
7%, 9/1/98 to 7/1/01  Aaa  3,372  3,400
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.5%
5 1/2%, 11/1/08 to 5/1/11   Aaa  21,350  20,179
6%, 12/1/00 to 6/1/26  Aaa  48,824  45,668
6 1/2%, 7/1/08 to 5/1/26  Aaa  57,144  54,634
7%, 11/1/22 to 5/1/26  Aaa  49,808  47,984
7 1/2%, 6/1/07 to 11/1/26  Aaa  21,587  21,654
8%, 9/1/17 to 11/1/25  Aaa  24,838  25,360
  215,479
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
7 1/2%, 7/15/25 to 4/15/26  Aaa  48,276  48,395
8%, 1/15/17 to 8/15/25  Aaa  1,651  1,689
9%, 7/15/16 to 2/15/25  Aaa  5,841  6,206
9 1/2%, 7/15/09 to 11/15/24  Aaa  1,485  1,605
  57,895
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $274,770)   276,774
COMMERCIAL MORTGAGE SECURITIES - 0.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
Equitable Life Assurance Society of the United States:
sequential pay Series 174
 Class A1, 7.24%, 5/15/06 (e)  Aaa $ 7,100 $ 7,326
 commercial Series 174 1996-1 (e):
 Class B1, 7.33%, 5/15/06  Aa2  4,000  4,123
  Class C1, 7.52%, 5/15/06  A2  4,000  4,128
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/23 (e)(f)  AAA  3,092  3,098
Resolution Trust Corp. commercial Series 1995-C1
Class A4-A, 6 1/4%, 2/25/27  Aaa  1,293  1,291
Structured Asset Securities Corp. commercial Series:
1993-C1 Class A-1, 6.60%, 10/25/24  AA+  1,132  1,131
 1995-C1 Class A1-A, 7 3/8%, 9/25/24  AAA  2,010  2,024
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (e)  Aaa  4,500  4,514
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $26,865)   27,635
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Ontario Province yankee 15 3/4%, 3/15/12  Aa3  5,000  5,367
Quebec Province yankee 7.22%,
7/22/36 (d)  A2  15,000  15,626
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $21,027)   20,993
SUPRANATIONAL OBLIGATIONS - 0.1%
African Development Bank 7 3/4%, 12/15/01
(Cost $2,979)  Aa1  3,000  3,146
CASH EQUIVALENTS - 1.3%
 SHARES
Taxable Central Cash Fund (b)
(Cost $51,814)    51,814,088  51,814
PURCHASED OPTIONS - 0.0%
    EXPIRATION DATE/ UNDERLYING FACE VALUE
   STRIKE PRICE AMOUNT AT VALUE (NOTE 1)
    (000S) (000S)
J. Aron and Co. OTC Put Option
on 2,044,000,000 Japanese Yen  Mar. 97/
(Cost $133)  112  $ 16,851 $ 1,343
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,512,650)  $ 3,884,414
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $109,992,000 or 2.8% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 28.9% AAA, AA, A 27.4%
Baa 5.0% BBB  5.8%
Ba 0.4% BB  0.6%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0%. Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  87.7%
United Kingdom  3.3
Canada  3.0
France  1.3
Netherlands   1.1
Others (individually less than 1%)  3.6
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,513,836,000. Net unrealized appreciation aggregated $370,578,000, of which $418,835,000 related to appreciated investment securities and $48,257,000 related to depreciated investment securities.
At July 31, 1996, the fund had a capital loss carryforward of approximately $20,053,000, all of which will expire on July 31, 2003.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $3,512,650) -                                    $ 3,884,414
See accompanying schedule

Cash                                                                                       119

Receivable for investments sold                                                            97,387

Receivable for fund shares sold                                                            4,636

Dividends receivable                                                                       6,503

Interest receivable                                                                        18,256

Other receivables                                                                          6

 TOTAL ASSETS                                                                              4,011,321

LIABILITIES

Payable for investments purchased                                             $ 105,603

Payable for fund shares redeemed                                               13,138

Accrued management fee                                                         1,457

Other payables and accrued expenses                                            1,021

Collateral on securities loaned, at value                                      6,626

 TOTAL LIABILITIES                                                                         127,845

NET ASSETS                                                                                $ 3,883,476

Net Assets consist of:

Paid in capital                                                                           $ 3,449,918

Undistributed net investment income                                                        23,761

Accumulated undistributed net realized gain (loss) on                                      38,124
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              371,673
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 268,258 shares outstanding                                                $ 3,883,476

NET ASSET VALUE, offering price and redemption price per                                   $14.48
share ($3,883,476 (divided by) 268,258 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 35,662
Dividends

Interest (including income on securities loaned of $40)                           51,947

 TOTAL INCOME                                                                     87,609

EXPENSES

Management fee                                                        $ 9,015

Transfer agent fees                                                    5,441

Accounting and security lending fees                                   437

Non-interested trustees' compensation                                  19

Custodian fees and expenses                                            126

Registration fees                                                      42

Audit                                                                  45

Legal                                                                  10

Interest                                                               66

Miscellaneous                                                          25

 Total expenses before reductions                                      15,226

 Expense reductions                                                    (306)      14,920

NET INVESTMENT INCOME                                                             72,689

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 61,703

 Foreign currency transactions                                         904        62,607

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 423,683

 Assets and liabilities in foreign currencies                          719        424,402

NET GAIN (LOSS)                                                                   487,009

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 559,698
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS         YEAR ENDED
                                                            ENDED              JULY 31,
                                                            JANUARY 31, 1997   1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 72,689           $ 193,431
Net investment income

 Net realized gain (loss)                                    62,607             111,252

 Change in net unrealized appreciation (depreciation)        424,402            (186,087)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             559,698            118,596
FROM OPERATIONS

Distributions to shareholders from net investment income     (101,516)          (211,267)

Share transactions                                           364,938            1,055,217
Net proceeds from sales of shares

 Reinvestment of distributions                               98,233             203,684

 Cost of shares redeemed                                     (1,060,137)        (2,214,260)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (596,966)          (955,359)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (138,784)          (1,048,030)

NET ASSETS

 Beginning of period                                         4,022,260          5,070,290

 End of period (including undistributed net investment      $ 3,883,476        $ 4,022,260
income of $23,761 and $52,588, respectively)

OTHER INFORMATION
Shares

 Sold                                                        26,540             79,220

 Issued in reinvestment of distributions                     7,309              15,438

 Redeemed                                                    (77,431)           (166,917)

 Net increase (decrease)                                     (43,582)           (72,259)


FINANCIAL HIGHLIGHTS
      SIX MONTHS         YEARS ENDED JULY 31,
      ENDED
      JANUARY 31, 1997

      (UNAUDITED)        1996                   1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 12.90    $ 13.20   $ 12.76   $ 13.84   $ 12.79   $ 12.15
beginning of period

Income from Investment
Operations

 Net investment                 .25 D      .57       .62       .25       .62       .62
income

 Net realized and               1.68       (.27)     .27       (.17)     1.45      1.07
 unrealized gain
(loss)

 Total from investment          1.93       .30       .89       .08       2.07      1.69
 operations

Less Distributions

 From net investment            (.35)      (.60)     (.45)     (.25)     (.66)     (.60)
 income

 From net realized gain         -          -         -         (.50)     (.36)     (.45)

 In excess of net               -          -         -         (.41)     -         -
 realized gain

 Total distributions            (.35)      (.60)     (.45)     (1.16)    (1.02)    (1.05)

Net asset value,               $ 14.48    $ 12.90   $ 13.20   $ 12.76   $ 13.84   $ 12.79
end of period

TOTAL RETURN B, C               15.19%     2.25%     7.19%     .37%      17.18     14.73
                                                                        %         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 3,883    $ 4,022   $ 5,070   $ 5,390   $ 3,599   $ 1,366
period (in millions)

Ratio of expenses to            .76% A     .82%      .91%      1.02%     .93       .96
average net assets                                                      %         %

Ratio of expenses to            .74% A,    .79%      .90%      1.01%     .93       .96
average net assets              F         F         F         F         %         %
after expense
reductions

Ratio of net investment         3.61% A    4.12%     5.33%     4.09%     5.07      5.68
income to average net                                                   %         %
assets

Portfolio turnover rate         47% A      247%      269%      157%      162       242
                                                                        %         %

Average commission             $ .0373
rate G


A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


14. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
15. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
OPTIONS. The fund may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
16. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $945,666,000 and $1,517,328,000, respectively, of which U.S. government and government agency obligations aggregated $423,218,000 and $623,473,000, respectively.
17. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets. Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .20% to .15%.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .27% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $206,000 for the period.
18. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $6,474,000 and $6,626,000, respectively.
19. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $69,809,000 and $40,001,000, respectively. The weighted average interest rate was 5.66%. Interest expense includes $63,000 paid under the interfund lending program.
20. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $11,940,000 and $8,353,000, respectively. The weighted average interest rate was 5.63%. Interest expense includes $3,000 paid under the bank borrowing program.
21. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $132,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $167,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Stephen R. Petersen, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
LOW-PRICED STOCK
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   42   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  46   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1997             PAST 6   PAST 1   PAST 5    LIFE OF
                                           MONTHS   YEAR     YEARS     FUND

Fidelity Low-Priced Stock                  19.47%   26.94%   139.63%   276.33%

Fidelity Low-Priced Stock                  15.89%   23.14%   132.44%   265.04%
 (incl. 3% sales charge)

Russell 2000(registered trademark) Index   17.97%   18.95%   95.12%    152.60%

Small Company Growth Funds                 17.04%   23.71%   99.85%    n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on December 27, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks with market values of $250 million or less. To measure how the fund's performance stacked up against its peers, you can compare it to the small company growth funds average, which reflects the performance of 430 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997       PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Fidelity Low-Priced Stock            26.94%   19.10%   20.51%

Fidelity Low-Priced Stock            23.14%   18.38%   19.99%
 (incl. 3% sales charge)

Russell 2000 Index                   18.95%   14.31%   13.93%

Small Company Growth Funds Average   23.71%   14.60%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 150435 S00000000000001
             Low-Priced Stock Fund       RS Russell 2000
             00316                       RS002
  1989/12/27       9700.00                    10000.00
  1989/12/31       9593.30                    10183.51
  1990/01/31       9535.10                     9293.82
  1990/02/28       9719.40                     9582.38
  1990/03/31       9816.40                     9955.08
  1990/04/30       9447.80                     9630.04
  1990/05/31      10194.70                    10311.66
  1990/06/30      10476.00                    10332.56
  1990/07/31      10417.80                     9878.09
  1990/08/31       9379.90                     8562.52
  1990/09/30       8968.27                     7804.83
  1990/10/31       8816.43                     7328.36
  1990/11/30       9292.18                     7887.14
  1990/12/31       9585.72                     8200.08
  1991/01/31      10466.35                     8941.65
  1991/02/28      11397.59                     9938.77
  1991/03/31      12156.76                    10638.35
  1991/04/30      12622.38                    10611.58
  1991/05/31      12814.70                    11117.39
  1991/06/30      12045.42                    10469.50
  1991/07/31      12784.34                    10836.89
  1991/08/31      13138.61                    11238.01
  1991/09/30      13192.71                    11326.01
  1991/10/31      13653.40                    11625.57
  1991/11/30      13098.47                    11087.87
  1991/12/31      14019.94                    11975.73
  1992/01/31      15233.92                    12946.08
  1992/02/29      16211.56                    13323.74
  1992/03/31      15674.40                    12872.75
  1992/04/30      15824.80                    12421.76
  1992/05/31      15932.23                    12586.94
  1992/06/30      15545.48                    11991.68
  1992/07/31      16050.41                    12408.75
  1992/08/31      16007.44                    12058.59
  1992/09/30      16137.72                    12336.88
  1992/10/31      16406.50                    12729.02
  1992/11/30      17515.20                    13703.05
  1992/12/31      18079.01                    14180.43
  1993/01/31      18543.44                    14660.38
  1993/02/28      18384.85                    14321.78
  1993/03/31      18939.91                    14786.51
  1993/04/30      18758.67                    14380.63
  1993/05/31      19155.14                    15016.96
  1993/06/30      19223.10                    15110.64
  1993/07/31      19472.31                    15319.27
  1993/08/31      20163.30                    15981.08
  1993/09/30      20327.14                    16432.07
  1993/10/31      21075.97                    16855.01
  1993/11/30      20713.64                    16300.25
  1993/12/31      21733.10                    16857.57
  1994/01/31      22863.72                    17386.11
  1994/02/28      22851.16                    17323.23
  1994/03/31      21846.16                    16408.60
  1994/04/30      22034.60                    16506.13
  1994/05/31      21959.22                    16320.79
  1994/06/30      21645.16                    15766.59
  1994/07/31      22135.10                    16025.63
  1994/08/31      22964.22                    16918.62
  1994/09/30      23073.27                    16861.97
  1994/10/31      23252.45                    16795.42
  1994/11/30      22632.20                    16117.11
  1994/12/31      22778.19                    16550.13
  1995/01/31      22763.95                    16341.32
  1995/02/28      23418.83                    17021.10
  1995/03/31      23575.43                    17314.24
  1995/04/30      24344.19                    17699.23
  1995/05/31      24842.46                    18003.56
  1995/06/30      25796.30                    18937.50
  1995/07/31      27405.01                    20028.34
  1995/08/31      27661.27                    20442.67
  1995/09/30      28155.35                    20807.74
  1995/10/31      27354.31                    19877.17
  1995/11/30      28066.35                    20712.30
  1995/12/31      28448.62                    21258.78
  1996/01/31      28756.17                    21236.00
  1996/02/29      29678.83                    21897.81
  1996/03/31      30170.91                    22343.56
  1996/04/30      31431.88                    23538.31
  1996/05/31      32385.29                    24465.89
  1996/06/30      31770.18                    23461.24
  1996/07/31      30555.35                    21412.05
  1996/08/31      31724.05                    22655.23
  1996/09/30      32717.98                    23540.59
  1996/10/31      33317.40                    23177.78
  1996/11/30      35082.34                    24132.80
  1996/12/31      36098.62                    24765.26
  1997/01/31      36504.41                    25260.19
IMATRL PRASUN   SHR__CHT 19970131 19970212 150438 R00000000000089

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Low-Priced Stock Fund on December 27, 1989, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $36,504 - a 265.04% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,260 - a 152.60% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund
Q. JOEL, HOW DID THE FUND PERFORM?
A. The fund did well. For the six months that ended January 31, 1997, the fund provided a return of 19.47%. This topped the small company growth funds average, which returned 17.04% over the same period, according to Lipper Analytical Services. The fund's return also outpaced that of the Russell 2000 Index - a common proxy of small-cap stocks - which had a six-month return of 17.97%. For the 12 months that ended January 31, 1997, the fund returned 26.94%. The Lipper group and Russell 2000 had returns of 23.71% and 18.95%, respectively, over the same time period.
Q. CAN YOU POINT TO ANY FACTORS OR TRENDS THAT INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD?
A. The portfolio benefited from significant gains realized by several of its larger holdings, as well as from being well-represented in some of the better-performing sectors. Stocks such as Herbalife, a diet product manufacturer, and Quantum, which makes disk drives, performed exceptionally well. In addition, the fund's largest sector stake was in finance, one of the top-performing sectors during the period. In terms of the overall market, the period was characterized by the superior performance of large capitalization stocks, but there were pockets in the small-cap stock market that thrived. I'm particularly pleased that the fund did so well amidst a backdrop that wasn't entirely favorable to small-cap stocks.
Q. HOW DOES A FUND THAT INVESTS IN LOW-PRICED STOCKS - SPECIFICALLY $25 OR LESS - MANAGE TO PERFORM WELL IN A PERIOD OF RISING STOCK PRICES?
A. It certainly makes it more difficult. With many stock prices rising past $25, the universe of available companies gets reduced. Fortunately, there were hundreds of initial public offerings and dozens of spin-offs of smaller companies by larger companies during the period. This increased activity created new opportunities. The climb in stock prices partly reflected low interest rates, which are especially beneficial to smaller companies since they tend to rely heavily on borrowed capital.
Q. CAN YOU GIVE US A PROFILE OF THE TYPES OF STOCKS THAT FALL INTO THE FUND'S INVESTING UNIVERSE?
A. The fund's strategy of investing in the "$25 and under" universe generally leads me to small companies, large company turnarounds and foreign stocks. A good portion of the companies I invest in are young and still developing. Other companies have fallen from grace but are showing signs of improvement. A good example of this was Westinghouse, a stock which the fund owned at the end of the period. Westinghouse's strength was always its broadcasting business, but the company had become unfocused. The company has begun selling off its weaker businesses and has recommited itself to broadcasting, as evidenced by its merger with Infinity Broadcasting. Foreign stocks can occasionally offer more attractive valuations, but I'm careful to avoid currency risk exposure. In doing so, I try to focus my investments on countries or regions where currencies are more closely linked to the dollar, such as Canada, Britain and Scandinavia.
Q. THE FUND'S POSITIONS IN HEALTH INSURANCE-RELATED STOCKS ROSE SOMEWHAT DURING THE PERIOD. WHAT WAS BEHIND THIS?
A. We saw an increase in health insurance company demutualizations that made for new investing opportunities. When a company demutualizes, it is essentially issuing stock and transferring ownership from its policyholders to its stockholders. Demutualization often results in favorable management changes. Because companies were solely responsible to their policyholders, they didn't have the pressure to produce good financial results. With stockholders owning the company, that philosophy generally changes for the better. The fund bought several of these stocks, including Trigon Healthcare, which is the Virginia Blue Cross health insurance company, SCPIE, a medical malpractice insurance firm based in California and Farm Family Holdings, which insures farmers in the northeast.
Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WERE THERE ANY DETRACTORS?
A. In addition to Quantum and Herbalife, which I mentioned earlier, the fund's positions in Dallas Semiconductor, the Bank of Montreal and Ethan Allen, a furniture manufacturer, contributed positively. The most painful disappointment during the period involved a consumer finance company. Mercury Finance had been a rapid grower, but accounting irregularities were disclosed during the period. The company restated earnings twice during the period, and now it's difficult to gauge the reliability of those numbers. I've since sold the stock and taken my losses.
Q. HOW DID SOME OF THE FUND'S TOP HOLDINGS PERFORM?
A. Canadian National Railway did quite well during the period. The company has continued to modernize its locomotive fleet and has improved its on-time service. American Business Information, a company that sells mailing lists for business-to-business marketing, also had a good period. On the negative side, the fund's position in Atlantic Richfield stock, which is convertible to Lyondell Petrochemical shares, stayed somewhat flat in a rising stock market.
Q. WHAT'S YOUR OUTLOOK, JOEL?
A. From a near-term perspective, I don't see what can happen in the economy to disturb the favorable market conditions we've seen. The conditions have been perfect. The fund took in substantial amounts of money in January, so I'll be scouring different areas to put that money to work. Profit growth accelerated during the fourth quarter of 1996 and since profits drive stock prices, that's a trend I'll continue to monitor.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in low-priced
common stocks ($25 or
less at time of purchase)
FUND NUMBER: 316
TRADING SYMBOL: FLPSX
START DATE: December 27,
1989
SIZE: as of January 31,
1997, more than $6.3 billion
MANAGER: Joel Tillinghast,
since 1989; analyst for
natural gas, personal care
products, appliance and
tobacco industries,
1986-1989; joined Fidelity in
1986
(checkmark)
JOEL TILLINGHAST'S SECTOR
REPORT CARD:
ENERGY: "Energy stocks
enjoyed a nice stretch from
August through December,
but then hit a snag in January
when gas prices came
tumbling down. Some of the
fund's better-performing
stocks were in this sector, but
I reshuffled my holdings
because I felt some of the
stocks reflected different
views on the sustainable level
of gas and oil prices. On a
related note, I added to the
fund's airline-related stocks
when oil prices went down.
Airlines tend to benefit from
lower fuel costs."
RETAIL: "After a horrible
Christmas season in 1995, I
assumed Christmas 1996 had
to be better. It was, but only
for certain retailers.
Companies that focused on
cleaning out old inventories
generally performed well.
Overall, though, retailing was
a mixed bag."
TECHNOLOGY: "Parts of the
tech market surged after its
dip in July. As the need for
memory storage space
increased, companies
specializing in that area were
in demand. Software stocks
did quite well, too, but there
weren't enough opportunities
in my investment range.
Semiconductor and
networking stocks had a
much more uneven recovery."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                      % OF FUND'S    % OF FUND'S
                                      INVESTMENTS    INVESTMENTS
                                                     IN THESE STOCKS
                                                     6 MONTHS AGO

Canadian National Railway Co.         1.0            0.8

Quantum Corp.                         1.0            0.5

Yorkshire Water PLC Ord.              0.9            1.0

Hyder PLC                             0.9            1.2

King World Productions, Inc.          0.9            1.1

Bank of Montreal                      0.9            1.2

UICI                                  0.8            0.9

Dun & Bradstreet Corp.                0.8            0.0

Herbalife International, Inc.         0.7            0.6

American Business Information, Inc.   0.7            0.7

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Finance              15.1           16.5

Technology           9.4            8.5

Health               6.6            6.1

Retail & Wholesale   6.1            7.2

Media & Leisure      5.7            4.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997* AS OF JULY 31, 1996**
Row: 1, Col: 1, Value: 21.6
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 38.0
Row: 1, Col: 4, Value: 40.1
Row: 1, Col: 1, Value: 17.0
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 40.1
Row: 1, Col: 4, Value: 40.6
Stocks 78.1%
Bonds 0.3%
Short-term
investments 21.6%
FOREIGN
INVESTMENTS 20.0%
Stocks 82.1%
Bonds 0.5%
Short-term
investments 17.4%
FOREIGN
INVESTMENTS 21.2%
*
*
*
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 77.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.3%
Allied Research Corp. (a)(c)  442,610 $ 3,734
Aviall, Inc.   275,500  3,134
Gulfstream Aerospace Corp. (a)  83,000  1,919
Sturm Ruger & Co., Inc.   138,900  2,640
Transtechnology Corp. (c)  367,000  7,432
  18,859
DEFENSE ELECTRONICS - 0.1%
Doncasters PLC sponsored ADR  42,000  825
Ducommun, Inc. (a)  25,000  534
ESCO Electronics Corp. (trust receipt)  20,000  227
Flir Systems, Inc. (a)(c)  310,900  4,508
  6,094
SHIP BUILDING & REPAIR - 0.2%
Celsius Industrier AB Class B (a)  25,000  452
Newport News Shipbuilding, Inc.   579,000  9,264
  9,716
TOTAL AEROSPACE & DEFENSE   34,669
BASIC INDUSTRIES - 3.7%
CHEMICALS & PLASTICS - 1.1%
AEP Industries, Inc. (a)(c)  316,289  16,761
ACETO Corp. (c)   350,000  4,594
CFC International, Inc. (a)  127,000  1,810
EVC International NV (e)  25,000  696
General Chemical Group, Inc.   100,000  2,050
Gundle/SLT Environmental, Inc. (a)  176,400  1,588
International Specialty Products, Inc. (a)  255,200  3,318
Landec Corp. (a)  402,200  3,067
Lydall, Inc. (a)  62,100  1,452
Lyondell Petrochemical Co.   500,000  11,750
Martin Color-Fi, Inc. (a)  213,500  1,548
Mississippi Chemical Corp.   175,000  4,397
Primex Technologies, Inc. (a)(c)  277,000  5,367
Spartech Corp.   840,400  9,139
Stimsonite Corp. (a)  259,100  1,652
Synergistics Industries Ltd. Class A (non-vtg.) (a)  450,000  2,288
  71,477
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.8%
Cold Metal Products, Inc. (a)(c)  536,300 $ 3,285
Intermetco Ltd. (c)  201,700  1,168
Kentucky Electric Steel, Inc. (a)(c)  277,500  1,873
Samuel Manu-Tech, Inc.   422,800  6,120
Slater Steel, Inc.   325,000  3,498
Steel of West Virginia, Inc. (a)(c)  663,000  4,310
TriMas Corp.   1,291,500  28,736
UNR Industries, Inc.   109,600  815
  49,805
METALS & MINING - 0.4%
Acier Leroux, Inc. (a):
Class B  125,000  453
 Class B (e)   200,000  728
Cookson Group PLC  50,000  202
Elkem ASA  300,000  4,718
Kaiser Aluminum Corp. (a)  154,100  1,984
Lindberg Corp.   183,500  1,652
Major Drilling Group International, Inc. (a)  225,000  2,213
Metaleurop SA (a)  287,973  3,175
Superior Telecom, Inc. (a)  275,700  6,617
Titanium Metals Corp. (a)  105,900  3,111
  24,853
PACKAGING & CONTAINERS - 0.4%
Cristaleria Espanola SA  5,000  411
Owens-Illinois, Inc. (a)  1,139,000  27,051
  27,462
PAPER & FOREST PRODUCTS - 1.0%
ABT Building Products Corp. (a)  204,400  5,161
Deltic Timber Corp.   406,300  10,005
Enso OY Class R  1,950,000  15,658
Mail-Well, Inc. (a)  445,400  7,962
Metsa-Serla Ltd. Class B  3,000,000  21,876
Specialty Paperboard, Inc. (a)  25,000  575
  61,237
TOTAL BASIC INDUSTRIES   234,834
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - 0.3%
Bibby & Sons PLC  2,405,000 $ 5,125
GenCorp, Inc.   190,700  3,719
Kysor Industrial Corp.   97,200  3,596
Mark IV Industries, Inc.   93,000  2,197
Quixote Corp. (c)  423,700  3,813
  18,450
CONSTRUCTION & REAL ESTATE - 3.7%
BUILDING MATERIALS - 1.4%
American Woodmark Corp.   286,000  5,220
Bardon Group PLC  14,068,876  8,170
Bird Corp. (a)  166,900  960
Centex Construction Products, Inc.   832,800  16,342
Chart Industries, Inc.   86,600  1,754
Dahl International AB (a)  25,000  490
Dahl International AB (a)(e)   165,000  3,232
Devcon International Corp. (a)  217,700  1,279
Domco, Inc.   700,000  7,171
Domco, Inc. (warrants) (a)  125,000  334
Drew Industries, Inc. (a)(c)  478,200  11,955
Emco Ltd. (a)  350,000  2,520
Kevco, Inc. (a)(c)  336,000  4,746
Patrick Industries, Inc. (c)  617,500  9,185
Polypipe PLC  300,000  1,192
RMC Industries, Inc. (a)  50,000  751
Raytech Corp. (a)(c)  270,800  1,693
Shelter Components Corp. (c)  762,725  8,676
Velan, Inc. (sub-vtg.) (a)(e)  173,000  2,697
Watsco, Inc. Class B  28,270  855
  89,222
CONSTRUCTION - 2.0%
AAF Industries PLC (a)(c)  1,250,000  561
Belmont Homes, Inc. (a)(c)  697,650  6,540
Bouygues Offshore SA sponsored ADR (a)  247,000  3,211
Cavco Industries, Inc. (a)(c)  215,950  5,626
Continental Homes Holding Corp. (c)  699,300  15,035
Crossman Communities, Inc. (a)(c)  610,600  10,838
Engle Homes, Inc. (c)  629,200  5,506
M/I Schottenstein Homes, Inc. (a)(c)  864,600  8,970
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Monaco Coach Corp. (a)  181,900 $ 3,320
Oriole Homes Corp. (a):
Class A   91,000  671
 Class B (c)  276,800  1,972
Oy Saunatec Ltd.   25,000  282
Robertson Ceco Corp. (a)  402,500  3,119
Schult Homes Corp. (c)  367,200  7,849
Selmer AS  120,100  4,870
Southern Energy Homes, Inc. (a)(c)  840,500  10,927
Swan Hill Group PLC  2,500,000  3,685
Technip SA (e)  80,000  8,387
Tay Homes PLC (c)  2,000,000  4,710
U.S. Home Corp.  (a)  555,645  14,238
Volker Stevin NV  66,400  6,293
Washington Homes, Inc. (a)(c)  358,200  1,657
Zaring Homes, Inc. (a)  84,500  824
  129,091
ENGINEERING - 0.1%
EG & G, Inc.   7,600  162
Harding Lawson Associates Group, Inc. (a)  75,000  516
URS Corp. (a)(c)  574,778  5,891
  6,569
REAL ESTATE - 0.1%
Echelon International Corp. (a)  283,100  5,167
FRM Nexus, Inc. (c)  104,433  313
Kennedy Wilson, Inc. (a)(c)  93,500  935
  6,415
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Banyan Strategic Land Trust (SBI) (c)  991,750  4,230
Home Properties of NY, Inc.   75,000  1,800
Sunstone Hotel Investors, Inc.   47,000  629
  6,659
TOTAL CONSTRUCTION & REAL ESTATE   237,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 5.1%
AUTOS, TIRES, & ACCESSORIES - 1.9%
Autocam Corp.  (c)  533,382 $ 6,533
Cook (D.C.) Holdings PLC  455,800  416
Custom Chrome, Inc. (a)(c)  425,300  8,187
Deflecta-Shield Corp. (a)  102,600  1,000
Durakon Industries, Inc. (a)(c)  651,800  9,451
Excel Industries, Inc.   418,900  6,912
Federal Screw Works (c)  108,800  4,352
Hahn Automotive Warehouse, Inc.  166,909  1,252
Intermet Corp.   89,000  1,368
Kwik-Fit Holdings PLC Class L  150,000  541
Lund International Holdings, Inc. (a)(c)  220,000  2,475
Manitou BF SA  11,000  1,412
Mercury Air Group (c)  540,392  4,120
Monro Muffler Brake, Inc. (a)(c)  676,304  12,512
Peugeot SA Ord.   35,000  3,751
Strattec Security Corp. (a)  28,100  485
Superior Industries International, Inc.   500,000  11,750
TBC Corp. (a)(c)  1,236,100  9,271
Transpro, Inc. (c)  605,925  5,681
Travel Ports of America (a)  79,500  214
Uni Select, Inc. (c)  620,800  6,383
World Fuel Services Corp. (c)  803,804  17,282
Wynn's International, Inc.   460,425  9,324
  124,672
CONSUMER DURABLES - 0.7%
Aristocrat Leisure Ltd.   1,067,000  2,577
ASKO Class A  80,000  6,060
Beijer AG (G&L), Series B (c)  310,000  4,276
Finnveden Invest AB Class B Free shares  100,000  1,876
Libbey, Inc. (c)  767,300  22,539
Mikasa, Inc. (a)  500,000  5,125
York Group, Inc.   150,000  3,263
  45,716
CONSUMER ELECTRONICS - 0.4%
Fossil, Inc. (a)(c)  737,500  9,495
Koss Corp. (a)  77,500  901
LG Electronics, Inc. GDR (non-vtg.)  396,200  1,704
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - CONTINUED
Movado Group, Inc. (c)  379,100 $ 8,482
Tag-Heuer International SA sponsored ADR (a)  229,000  3,149
  23,731
HOME FURNISHINGS - 0.9%
Ameriwood Industries International, Inc. (a)  68,000  697
BMTC Group, Inc. Class A (sub-vtg.)  150,000  919
Beter Bed Holding NV  16,194  280
Bush Industries, Inc. Class A   453,700  8,223
Carpetright PLC  135,000  1,298
Chromcraft Revington, Inc. (a)  89,900  2,506
DMI Furniture, Inc. (a)  93,000  273
Dorel Industries, Inc. (a)(e):
Class A (multi-vtg.)   125,000  1,694
 Class B (sub-vtg.) (c)  775,000  10,644
Ethan Allen Interiors, Inc.   249,600  10,951
Falcon Products, Inc.   305,170  4,463
Mity-Lite, Inc. (a)  48,500  582
Roberds, Inc. (a)  61,600  508
Rowe Furniture Corp.   185,500  1,646
Shermag, Inc. (a)  75,000  754
Stanley Furniture Co., Inc. (a)(c)  250,000  6,250
Winsloew Furniture, Inc. (a)  265,600  2,955
  54,643
TEXTILES & APPAREL - 1.2%
American Materials and Technologies Corp. (The)  72,500  364
Carli Gry International AS (Reg.) (a)   162,700  8,306
Carli Gry International AS (Reg.) (a)(e)   66,500  3,395
Concord Fabrics, Inc. (a):
Class A (c)  226,300  1,414
 Class B   65,100  399
Conso Products Co. (a)(c)  483,350  6,102
Crown Crafts, Inc.   1,200  13
Culp, Inc.   160,000  2,580
Dawson International PLC Ord. Class L   100,000  122
Deckers Outdoor Corp. (a)  225,700  1,523
Decorator Industries, Inc. (c)  241,866  2,630
Designer Holdings Ltd. (a)   579,200  8,181
Donnkenny, Inc. (a)  167,500  775
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Dyersburg Corp.   448,500 $ 3,083
G-III Apparel Group Ltd. (a)  20,000  70
Galey & Lord, Inc. (a)  528,600  9,647
Hartmarx Corp.   108,500  637
Lassila & Tikahoja OY  30,000  2,028
Maxwell Shoe Co., Inc. Class A (a)  26,200  193
Puma AG (a)  35,000  1,092
Superior Surgical Manufacturing, Inc. (c)  482,400  6,693
Tandy Brands Accessories, Inc. (a)  210,500  1,842
Tultex Corp. (a)  331,700  2,322
Weber International AG, Gerry (a)  200  8
Worldtex Corp. (a)(c)  1,395,200  13,778
Yue Yuen Industrial Holdings Ltd.   600,000  232
  77,429
TOTAL DURABLES   326,191
ENERGY - 3.7%
ENERGY SERVICES - 1.3%
Akita Drilling Ltd. Class A (non-vtg.)  788,150  6,553
Aztec Manufacturing Co. (c)  599,500  6,145
Carbo Ceramics, Inc.   478,400  9,927
Computalog Ltd. (a)(c)  450,000  6,097
Dawson Geophysical Co. (a)(c)  209,900  2,676
Dreco Energy Services Ltd. Class A (a)(c)  364,600  14,037
Key Energy Group, Inc. (a)(c)  573,000  8,237
Pe Ben Oilfield Services Ltd. (a)(c)  302,000  930
Petroleum Helicopters, Inc. (c)  204,300  3,728
Petroleum Helicopters, Inc. (non-vtg.)  302,000  5,059
Powell Industries, Inc. (a)  510,500  7,211
RPC Energy Services, Inc. (a)  542,900  8,211
Superior Energy Services, Inc. (a)  846,500  3,968
UTI Energy Corp. (a)  19,800  658
  83,437
OIL & GAS - 2.4%
Adams Resources and Energy, Inc. (a)  137,900  2,137
Alamco, Inc. (a)(c)  465,300  6,921
Australian Oil & Gas Corp. Ltd. (a)(c)  3,706,000  3,701
Beau Canada Exploration Ltd. (a)  400,000  888
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Belco Oil & Gas Corp. (a)  142,200 $ 3,786
Belden & Blake Corp. (a)  343,000  9,004
CEC Resources Ltd. (a)(c)  126,330  616
Cabot Oil & Gas Corp. Class A  143,100  2,612
Castle Energy Corp. (a)(c)  988,750  11,618
Columbus Energy Corp. (a)(c)  277,526  2,810
ConVest Energy Corp. (a)  355,900  2,069
Cube Energy Corp. (a)(c)  271,600  2,016
Dailey Petroleum Services Corp. (a)  34,000  357
Discovery West Corp. (a)  200,000  318
ENEX Resources Corp. (c)  144,300  1,551
Fletcher Challenge Ltd.   1,000,000  2,913
Foremost Industries, Inc. (a)(c)  447,500  3,854
Giant Industries, Inc.   428,700  6,109
Hallwood Consolidated Resources Corp. (a)  35,950  2,894
Lynx Energy Services Corp. Class B (a)  150,000  1,269
Markwest Hydrocarbon, Inc. (a)(c)  266,600  3,866
Maynard Oil Co. (a)  176,100  2,928
McFarland Energy, Inc. (a)  174,300  2,157
Monterey Resources, Inc. (a)  147,800  2,291
Novus Petroleum Ltd.   3,602,542  8,514
Petro-Canada  200,000  3,185
Petro-Canada 2nd Installment Receipt (f)  146,000  1,864
Petroleum Development Corp. (a)(c)  995,000  4,851
Premier Oil PLC  13,100,000  8,604
Resource America, Inc. Class A  150,000  3,206
Saga Petroleum AS:
Class A  200,000  3,854
 Class B  400,000  7,030
Swift Energy Co. (a)  524,959  19,161
Titan Exploration, Inc. (a)  129,000  1,629
Torch Energy Royalty Trust Unit (c)  569,200  6,475
Ulster Petroleums Ltd. (a)(e)  100,000  787
Western Gas Resources, Inc.   200,000  3,925
YPF Sociedad Anonima sponsored ADR representing
Class D shares  95,000  2,648
  154,418
TOTAL ENERGY   237,855
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 15.1%
BANKS - 6.2%
Banca Popolare di Milano  600,000 $ 3,541
Bank of Ireland, Inc.   501,088  4,744
Bank of Montreal  1,600,000  55,351
Bank Atlantic Bancorp, Inc.   627,237  8,546
Bergens Skillingsbank  175,000  1,862
CVB Financial Corp.   29,920  557
Cathay Bancorp., Inc.   62,100  1,289
Colonial Bancgroup, Inc.   166,300  6,922
Corus Bankshares, Inc.   175,000  5,731
Credit Lyonnais (a)  7,700  235
Credito Italiano Ord.   1,250,000  1,705
CLF-Dexia  125,000  11,184
Den Danske Bank Group AS  281,500  23,292
Den Norske Bank AS (e)  1,000,000  4,116
Den Norske Bank AS Class A Free shares  5,200,000  21,406
First Empire State Corp.   20,000  5,965
First Mutual Savings Bank  50,400  1,014
Firstbank Puerto Rico (c)  1,505,400  39,893
Fokus Bank AS  890,000  6,586
Fokus Bank AS (e)  317,300  2,348
Foreningsbanken AB Class A Ord.   400,000  2,091
GBC Bancorp (c)  501,700  16,180
Gronlandsbanken AS  10,000  547
HSBC Holdings PLC  51,507  1,200
HUBCO, Inc.   424,873  10,569
International Bank of Asia Ltd.   1,500,000  1,045
Jyske Bank AS (Reg.)  75,000  5,750
National Australia Bank Ltd.   250,000  3,021
National Bank of Canada  1,000,000  10,579
Nordlandsbanken AS  100,000  2,236
Nordbanken AB  800,000  25,930
Nordbanken AB (e)  107,000  3,468
Okobank Class A (a)  225,000  3,410
Oriental Financial Group, Inc.   197,680  4,300
Ringkjobing Bank  4,000  653
SouthTrust Corp.   784,600  29,619
Sparbanken Sverige Ab Class A (e)  473,000  7,502
Sparebanken Norway primary shares certificates  675,000  21,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Sparebanken More (a)  39,286 $ 1,024
Sparebanken Rana Grunnfondsbevis  10,000  248
Stadshypotek, Series A (e)  50,000  1,303
Sumitomo Bank   345,600  9,677
Svenska Handelsbanken  200,000  5,200
Syd-Sonderjylland Holding  355,000  15,113
Union Bank of Hong Kong  1,250,000  1,718
Unidanmark AS Class A  100,000  5,441
  395,549
CREDIT & OTHER FINANCE - 0.9%
ACC Consumer Finance Corp. (a)  62,000  674
Amagerbanken AS  25,000  934
Equitilink Ltd.   746,102  375
FIH AS Class B  303,500  7,092
First Financial Caribbean Corp.   401,500  10,439
Granite Financial, Inc. (a)(c)  80,000  980
Greenpoint Financial Corp.   185,000  10,083
Homeside, Inc.   58,000  870
Investors Financial Services Corp.   62,200  1,780
Intrum Justitia NV (Reg.)  825,000  1,454
JCG Holdings Ltd.   3,457,000  3,078
London Forfaiting Co.   100,000  538
Moneygram Payment Systems, Inc. (a)   200,000  2,700
National Auto Finance Co.   52,000  501
National Home Loans Holding PLC  850,000  2,043
Perpetual PLC  140,000  5,786
Surrey Metro Savings Credit Union (non-vtg.)   353,600  3,412
WSFS Financial Corp.   25,000  294
Wilshire Financial Services Group, Inc. (a)(c)  119,000  2,053
  55,086
INSURANCE - 6.1%
Acmat Corp. Class A (a)  126,958  1,841
Allmerica Financial Corp.   296,000  10,841
American Indemnity Financial Corp. (c)  194,000  2,425
Amerus Life Holdings, Inc. (c)  205,000  4,049
Amvestors Financial Corp.   215,500  3,502
Amwest Insurance Group, Inc.  138,250  1,694
Arbatax International, Inc. (a)  200,200  1,241
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Blanch E.W. Holdings, Inc.   279,000 $ 6,278
Capitol American Financial Corp.   179,800  6,540
Commerce Group, Inc.   1,340,000  32,495
FBL Financial Group, Inc. Class A  154,400  3,648
FPIC Insurance Group, Inc. (a)  117,500  1,718
Farm Family Holdings, Inc. (a)(c)  426,400  9,807
First Central Financial Corp. (c)  595,000  2,454
Fructivie SA  5,086  568
Fremont General Corp.   873,500  26,205
Frontier Insurance Group, Inc.   270,270  10,676
Gainsco, Inc. (c)  1,679,600  15,326
GCR Holdings Ltd.   1,075,000  25,128
Guarantee Life Companies, Inc.   114,450  2,346
Heath (CE)  200,000  306
Home State Holdings, Inc. (a)  200,000  1,550
Integon Corp.   470,500  6,528
Intercontinental Life Corp. (a)(c)  418,300  5,961
Kingsway Financial Services, Inc. (a)  100,000  1,191
Lloyd Thompson Group PLC  600,000  1,961
Life USA Holding, Inc. (a)(c)  1,370,500  14,733
Life RE Corp.   37,100  1,614
Lowndes Lambert Group Holdings PLC  250,000  429
MMI Companies, Inc.   103,200  3,122
Merchants Group, Inc.   125,100  2,314
Midland Financial Group, Inc.   160,000  1,410
NY Magic, Inc.   153,500  2,821
National Western Life Insurance Co. Class A (a)  130,500  11,386
Nelson Hurst PLC  115,000  263
PXRE Corp. (c)  727,063  19,267
Pembridge, Inc. (a)  400,000  3,474
Penn-America Group, Inc.   70,200  1,351
Philadelphia Consolidated Holding Corp.  (a)  137,500  3,713
Protective Life Corp.   595,000  23,577
Providian Corp.   32,100  1,729
RLI Corp.   260,700  9,125
Riscorp, Inc. (a)  106,000  411
SCPIE Holding, Inc.   334,400  7,022
Security-Connecticut Corp.   187,800  7,207
Stewart Information Services Corp. (c)  536,000  11,122
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Symons International Group, Inc. (a)(c)  192,900 $ 3,086
Terra Nova Holdings Ltd.   179,000  3,535
Titan Holdings, Inc.   290,969  4,837
UICI  (a)  1,791,000  53,506
Unico America Corporation  195,500  2,077
Unionamerica Holdings PLC sponsored ADR   606,600  10,009
  389,419
SAVINGS & LOANS - 1.5%
Andover Bancorp., Inc.   217,320  6,180
Bank United Corp. Class A   325,000  8,816
Coastal Bancorp, Inc. (c)  393,099  9,778
Collective Bancorp., Inc.   788,900  27,118
Crazy Woman Creek Bancorp., Inc. (c)  76,000  998
Eagle Financial Corp.   100,000  2,900
First Home Bancorp., Inc.   80,000  1,780
Independence Federal Savings Bank (c)  119,500  1,120
Iroquois Bancorp., Inc.   107,400  1,933
MAF Bancorp., Inc.   138,254  4,778
Poncebank (c)  500,800  10,204
Primary Bank (a)  42,225  739
Sovereign Bancorp., Inc.   998,425  13,978
Virginia First Financial Corp.   268,500  3,491
Warren Bancorp., Inc. (c)  363,900  5,731
  99,544
SECURITIES INDUSTRY - 0.4%
BHC Financial, Inc.   316,400  5,756
Charles JW Financial Services, Inc. (a)  85,200  1,022
London Pacific Group Ltd.   850,000  2,982
Raymond James Financial, Inc.   484,800  15,635
  25,395
TOTAL FINANCE   964,993
HEALTH - 6.6%
DRUGS & PHARMACEUTICALS - 1.2%
Herbalife International, Inc. (c)  1,920,000  47,760
ICN Pharmaceuticals, Inc.  321,500  7,395
Natural Alternatives International, Inc. (a)(c)  514,400  4,437
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Nature's Sunshine Products, Inc.   390,400 $ 6,930
Santen Pharmaceutical Co. Ord.  27,500  510
Twinlab Corp. (a)(c)  660,000  9,488
  76,520
MEDICAL EQUIPMENT & SUPPLIES - 3.1%
Allegiance Corp.   858,900  22,009
Arterial Vascular Engineering, Inc. (a)  157,500  2,067
Ballard Medical Products (c)  1,443,700  28,152
Biomet, Inc.   2,500,000  38,750
Bio-Rad Laboratories, Inc. Class A (a)  387,750  12,406
Cochlear Limited  50,000  138
Conmed Corp. (a)  250,000  4,844
Depuy, Inc. (a)(c)  875,000  16,406
Exactech, Inc. (a)  61,500  546
HPSC, Inc. (a)(c)  352,500  2,159
Haemonetics Corp. (a)(c)  1,400,000  23,100
Invivo Corp. (a)  55,200  752
Laser Industries Ltd. Ord. (a)(c)  610,100  6,559
Moore Medical Corp. (a)(c)  288,600  2,922
OEC Medical Systems, Inc. (a)(c)  1,016,000  17,526
Orthofix International (a)  368,900  2,951
OY Tamro AB (e)  25,000  156
Sofamor/Danek Group, Inc. (a)  224,300  9,252
Utah Medical Products, Inc. (a)(c)  675,000  7,763
Vital Signs, Inc.   111,300  2,629
  201,087
MEDICAL FACILITIES MANAGEMENT - 2.3%
America Service Group, Inc. (a)  76,300  991
Arbor Health Care Co. (a)  70,900  1,564
Clinic Holdings Ltd.   500,000  554
Health Systems International, Inc. (a)  565,000  14,619
Horizon Mental Health Management, Inc. (a)  151,050  2,769
Integrated Living communities, Inc. (a)  90,000  495
Meadowbrook Insurance Group, Inc.   1,500  34
Quest Diagnostics, Inc. (a)  1,281,475  20,183
Quorum Health Group, Inc. (a)  100,100  2,890
Ramsay Health Care, Inc.   10,000  36
Rehabcare Corp. (a)(c)  436,000  9,265
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Res-Care, Inc. (a)  1,500 $ 30
Rightchoice Managed Care, Inc. Class A (a)  100,000  1,450
Rotech Medical Corp. (a)  750,000  12,938
Sierra Health Services, Inc. (a)   324,700  8,889
TheraTx, Inc. (a)  297,300  3,568
Trigon Healthcare, Inc.   407,300  7,232
Universal Health Services, Inc. Class B (a)(c)  1,564,100  45,359
Vivra, Inc. (a)  90,000  2,745
Wellpoint Health Networks, Inc.   250,000  8,250
  143,861
TOTAL HEALTH   421,468
HOLDING COMPANIES - 0.3%
DCC PLC   1,250,000  5,766
Forvaltnings AB Ratos Class B Free shares  25,000  845
Fonciere Financiere et Part SA  25,000  881
Marine Wendel SA  74,976  7,237
Perry Group  150,000  493
Queensway Financial Holdings Ltd. (a)(e)  150,000  2,673
SIPAREX (Societe de Particiations dans les Enterprises
Regionales en Expansion)  57,077  1,269
  19,164
INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%
ELECTRICAL EQUIPMENT - 0.6%
Alcatel Alsthom sponsored ADR  125,000  2,576
Blick PLC Class L  100,000  517
Charter Power Systems, Inc.   18,100  624
Cherry Corp. Class A (a)  22,000  311
Choride Group PLC  200,000  125
Emcee Broadcast Products, Inc. (a)  178,500  870
Holophane Corp. (a)  100,500  2,010
IEC Electronics Corp. (a)  65,500  508
Juno Lighting, Inc.   260,000  3,998
Reflectone, Inc. (a)(c)  205,500  4,110
Rofin Sinar Technologies, Inc. (a)  100,000  1,188
Sigmatron International, Inc. (a)  34,500  742
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Spirax-Sarco Engineering PLC  25,000 $ 280
Transcrypt International, Inc.   150,000  1,313
Twentsche Kabel Holding NV  35,704  1,766
Valley Forge Corp. (c)  229,200  2,980
Vertex Communications Corp. (a)(c)  425,100  9,033
Westinghouse Electric Corp.   100,000  1,838
Woodhead Industries, Inc.   2,500  40
  34,829
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
AG Associates, Inc. (a)  264,500  1,686
BT Industries AB  150,000  2,917
CPAC, Inc. (a)(c)  733,800  9,906
Columbus McKinnon Corp.   416,100  7,646
Control Devices, Inc. (a)(c)  200,000  2,425
EDAC Technologies Corp. (a)(c)  235,000  411
Farr Co. (a)(c)  203,599  3,716
Fedders Corp. Class A  219,750  1,319
Gardner Denver Machinery, Inc. (a)  398,200  6,371
Gehl Co. (a)  245,700  2,611
Geveke NV  25,000  929
Hardinge, Inc.   303,700  7,820
Hein-Werner Corp. (c)  188,685  1,392
JLG Industries, Inc.   75,000  1,425
K-Tron International, Inc. (a)  32,600  350
Kaydon Corp.   170,800  7,558
KCI (Konecranes International) (a)  50,000  1,536
KCI (Konecranes International) (a)(e)  118,000  3,626
Molins PLC  100,000  1,497
New Holland NV (a)  775,000  17,050
Oilgear Co.   18,600  284
P&F Industries, Inc. Class A (a)  10,100  58
Park Ohio Industries, Inc. (a)  72,507  1,119
Powerscreen International PLC  2,400,000  22,146
RDO Equipment Co. Class A  49,000  864
Regal-Beloit Corp.   896,800  17,039
Speizman Industries, Inc. (a)(c)  185,000  1,318
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Stewart & Stevenson Services, Inc.   27,600 $ 687
T B Wood's Corp.   221,900  2,469
Thermo Fibergen, Inc. (a)  33,000  297
Thermo Fibergen, Inc. (rights) (a)  33,000  109
Varlen Corp.   120,203  2,314
  130,895
POLLUTION CONTROL - 0.1%
Chempower, Inc. (a)(c)  654,200  3,925
MFRI, Inc. (a)  49,000  384
NSC Corp. (c)  550,400  1,376
Sevenson Environmental Services, Inc.   80,300  1,265
Weston (Roy F.), Inc. Class A (a)  393,800  1,477
  8,427
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   174,151
MEDIA & LEISURE - 5.7%
BROADCASTING - 1.3%
Austereo Ltd.   4,084,201  6,258
BET Holdings, Inc. Class A (a)  445,300  11,689
Border Television PLC Class L  50,000  280
Canwest Global Communications Corp.:
(sub-vtg.)  1,420,006  18,975
 (non-vtg.)  180,000  2,419
Capital Radio PLC  159,000  1,383
Cogeco, Inc.   425,000  2,477
Cogeco Cable, Inc. (c)  300,000  2,082
Cox Radio, Inc. Class A (a)  313,300  5,757
Matav-Cable System Media Ltd. sponsored ADR (a)  251,500  3,883
Metro Networks, Inc. (a)  20,500  482
Moffat Communications Ltd.   350,000  5,067
Premier Choix Tvec, Inc. Class A (c)  200,600  4,155
Prime Television Ltd.   660,664  1,133
Publishing & Broadcasting Ltd.   750,000  3,888
P4 Radio Hele Norge SA (a)  50,000  470
Radiomutuel, Inc. Class A  122,000  827
Radio Pacific  150,000  331
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Southern Cross Broadcasting Australia Ltd.   156,313 $ 620
TCA Cable TV, Inc.   195,900  5,901
Tele-Metropole, Inc. Class B (a)  220,000  2,907
TV 4 AB Class A  40,000  905
WIC (Western International Communications) Ltd. Class B  25,000  427
  82,316
ENTERTAINMENT - 1.0%
Airtours PLC  200,000  2,804
Filmes Lusomundo (a)  25,000  249
King World Productions, Inc. (a)  1,441,000  56,379
Medialink Worldwide, Inc.   75,000  759
Scientific Games Holdings Corp.   32,600  746
Sydney Aquarium Ltd.   250,000  743
Television & Media Services Ltd.   1,500,000  1,281
Toolex Alpha NV (a)  23,000  256
Tottenham Hotspur PLC Class L  35,000  348
Vaughns, Inc. (a)  172,500  1,186
  64,751
LEISURE DURABLES & TOYS - 0.2%
Arctic Cat, Inc.   29,400  307
Champion Enterprises, Inc. (a)  269,800  5,261
ERO, Inc. (a)  157,800  1,361
Rexhall Industries, Inc. (a)  44,825  297
Suunto OY  25,000  302
Toy Biz, Inc. Class A (a)  50,000  981
Varsity Spirit Corp. (c)  439,750  6,486
  14,995
LODGING & GAMING - 0.2%
Homegate Hospitality, Inc. (a)  50,000  431
Rio Hotel & Casino, Inc. (a)  300,000  4,913
Riviera Holdings Corp. (a)  142,200  1,991
Ryan Hotels Ltd.   1,000,000  673
Sands Regent (c)  286,072  751
Sholodge, Inc. (a)  228,800  2,817
Scandic Hotels AB (a)(e)  144,000  2,363
Supertel Hospitality, Inc. (a)  39,500  380
  14,319
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.8%
Adscene Group PLC Class L  150,000 $ 348
Aamulehti Yhtynae Oy:
Series II  19,000  701
 Series II (e)  25,000  921
ACNielsen Corp. (a)  421,166  6,897
A-Pressen AS, Series A  25,000  705
Cognizant Corp.   313,500  10,071
Culturecom Holdings Ltd. (a)  500,000  13
Dun & Bradstreet Corp.   2,039,800  48,955
EMAP PLC  10,000  127
Edipresse SA, Lausanne  1,000  204
Fine Art Developments PLC Class L  300,000  1,177
International Business Communications Holdings
PLC Class L  375,000  1,826
Independent Newspapers:
 Ltd.    50,000  237
 PLC   250,000  1,262
Kauppakaari Oy (a)  50,000  666
VNU Ord.   100,000  1,940
Nation Publishing Group (For. Reg.)  50,000  143
Nelson Thomas, Inc.   200,000  2,775
Perskor Groep Beperk  45,000  1,382
Sadlier (William H.), Inc.   8,000  72
Schibsted AS, Series B  225,000  4,995
Sterling Publishing Group PLC Class L (a)  1,000,000  449
Talentum Oy Class B (c)  500,000  4,814
Torstar Corp. Class B  25,000  595
VLT AB Class B  10,000  129
Wegener Tijil NV   12,250  1,211
WSOY (Werner Soderstrom) Class B (c)  750,000  18,742
World Color Press, Inc.   103,000  2,034
  113,391
RESTAURANTS - 1.2%
ARK Restaurants Corp. (a)(c)  225,100  3,264
Break For The Border Group PLC Class L  100,000  104
Brinker International, Inc. (a)  109,300  1,189
Buffets, Inc. (a)  905,000  7,240
Consolidated Products, Inc. (a)  611,820  10,324
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - CONTINUED
Elxsi Corp. (a)(c)  286,000 $ 1,859
IHOP Corp. (a)(c)  600,000  14,775
M Corp, Inc. (a)(c)  272,500  607
Morton's Restaurant Group, Inc. (a)  84,000  1,355
Nathans Famous, Inc. (a)(c)  298,000  1,155
Ryan's Family Steak Houses, Inc. (a)  616,700  4,779
Sbarro, Inc.   728,300  18,663
Sonic Corp. (a)  406,500  8,282
Tele Pizza SA (a)  10,000  429
  74,025
TOTAL MEDIA & LEISURE   363,797
NONDURABLES - 3.4%
AGRICULTURE - 0.1%
IAWS Group PLC Class A (Reg.)  250,000  721
Sylvan Foods Holdings, Inc. (a)(c)  631,900  7,978
  8,699
BEVERAGES - 0.1%
Coors (Adolph) Co. Class B  105,800  1,971
Todhunter International, Inc. (a)  179,800  1,528
  3,499
FOODS - 0.5%
Cultor OY, Series 1  10,000  512
Earthgrains Co.   75,000  3,497
Eskimo Pie Corp.   42,500  553
Man (E D & F) Group PLC  350,000  976
Raision Tehtaat Class V  75,108  6,477
Riviana Foods, Inc.   690,000  12,075
Thorn Apple Valley, Inc. (a)(c)  481,100  7,577
Western Beef, Inc. (a)  191,500  2,561
  34,228
HOUSEHOLD PRODUCTS - 1.8%
Alfin, Inc. (a)  497,900  777
Allou Health & Beauty Care, Inc. Class A (a)  100,100  651
American Safety Razor Co. (a)(c)  963,900  14,096
BeautiControl Cosmetics, Inc. (c)  458,000  8,244
DSG International Ltd. (a)(c)  799,000  10,986
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - CONTINUED
FRIATEC AG Keramik-und Kunststoffwerke  25,000 $ 473
Helen of Troy Corp. (a)(c)  1,360,700  32,317
IWP International  100,000  429
IWP International (UK Reg.)  725,000  3,020
Jean Philippe Fragrances, Inc. (a)(c)  774,900  5,037
Mcbride PLC  100,000  224
Nutramax Products, Inc. (a)(c)  538,500  6,462
Oriflame International SA  398,700  3,181
Playtex Products, Inc. (a)  1,418,800  12,947
Premark International, Inc.   543,300  12,496
Stephan Co. (c)  412,200  5,719
  117,059
TOBACCO - 0.9%
BAT Industries PLC Ord.   4,000,000  30,983
Dimon, Inc.   81,000  1,924
Standard Commercial Corp.   385,540  7,566
UST, Inc.   431,200  13,259
W.D. & H.O. Wills Holdings Ltd. (a)  300,700  548
  54,280
TOTAL NONDURABLES   217,765
PRECIOUS METALS - 0.5%
Industrias Penoles SA  4,700,000  19,841
Orogen Minerals Ltd. (a)  1,000,000  2,226
Orogen Minerals Ltd. GDR (a)(e)  342,000  7,567
Prime Resources Group, Inc.   25,000  178
Richmont Mines, Inc. (a)  457,700  1,784
  31,596
RETAIL & WHOLESALE - 6.1%
APPAREL STORES - 1.0%
Baker (J.), Inc. (c)  710,100  4,881
Buckle, Inc. (The) (a)  196,400  5,475
Chateau Stores of Canada Ltd. Class A (c)  192,900  788
Claire's Stores, Inc.   507,425  7,231
Designs, Inc. (a)  246,500  1,479
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Dress Barn, Inc. (a)  419,400 $ 6,710
Footstar, Inc. (a)  590,304  13,356
Frederick's of Hollywood Class B  166,600  708
Gantos, Inc. (a)  200,000  525
Gymboree Corp.   123,100  2,831
ICC International PLC (For. Reg.)  50,000  232
Kenneth Cole Productions, Inc. Class A  26,800  519
One Price Clothing Stores, Inc. (a)(c)  970,600  3,154
Pantorama Industries, Inc. (a)  100,000  68
Ross Stores, Inc.   252,100  10,336
S & K Famous Brands, Inc. (a)(c)  417,400  4,174
San Francisco Boutiques, Inc. Class B (sub-vtg.) (a)  125,000  603
Shoe Carnival, Inc. (a)  527,500  2,638
  65,708
DRUG STORES - 0.5%
CVS Corp.   69,100  2,988
Jean Coutu Group, Inc. Class A (c)  1,860,000  17,191
Vitalink Pharmacy Services, Inc. (a)  353,800  8,580
  28,759
GENERAL MERCHANDISE STORES - 2.0%
Algonquin Mercantile Corp.   49,700  218
Casey's General Stores, Inc.   83,300  1,468
Duckwall-Alto Stores, Inc. (a)  129,700  1,702
Family Dollar Stores, Inc.   1,353,700  28,428
Freds, Inc. Class A  112,600  1,025
Lechters, Inc. (a)(c)  1,350,000  5,316
Mac Frugals Bargains Closeouts, Inc. (a)(c)  1,505,500  34,627
99 Cents Only Stores (a)(c)  241,200  4,161
Service Merchandise Co., Inc. (a)  1,900,000  7,838
Stein Mart, Inc. (a)  700,600  14,100
Wal-Mart Stores, Inc.   1,350,000  32,063
  130,946
GROCERY STORES - 0.7%
Food Lion, Inc. Class A  2,304,000  19,727
Marsh Supermarkets, Inc. Class A  46,200  676
Somerfield PLC  1,050,000  2,860
Riser Foods, Inc. Class A (c)  661,500  22,078
Whittard of Chelsea PLC (a)  50,000  168
  45,509
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 1.8%
Betterware PLC  540,000 $ 951
Blair Co.   408,900  8,331
Brookstone, Inc. (a)(c)  754,600  6,131
CML Group, Inc.   245,600  798
Coldwater Creek, Inc.   3,000  54
Cole National Corp. Class A (a)(c)  1,100,000  31,350
Fabri-Centers of America, Inc. (a):
Class A (c)  476,100  7,618
 Class B (non-vtg.)   682,800  10,242
Farepak PLC  100,000  694
Finlay Enterprises, Inc. (a)  275,600  4,065
Flying Flowers Ltd. Unit  29,166  93
Heiton Holdings Ltd.   100,000  164
Land's End, Inc. (a)  269,200  7,639
Little Switzerland, Inc. (a)  99,200  490
North West Company, Inc.   100,000  817
Old American Stores, Inc. (a)(c)  339,500  1,655
Partridge Fine Arts PLC  200,000  218
Piercing Pagoda, Inc. (a)  37,200  809
Rex Stores Corp. (a)  170,000  1,381
Sound Advice, Inc. (a)(c)  360,400  608
Sound Advice, Inc. (warrants) (a)  11,205  -
Transmedia Network, Inc.   368,200  1,979
Waban, Inc. (a)  934,700  25,354
Wolohan Lumber Co.   106,500  1,385
  112,826
TRADING COMPANIES - 0.1%
Hagemeyer NV  116,938  9,277
TOTAL RETAIL & WHOLESALE   393,025
SERVICES - 2.8%
ADVERTISING - 0.2%
ADVO, Inc.   252,300  3,280
American List Corp. (c)  443,180  10,470
Ariely Advertising Ltd.   112,000  371
More O'Ferrall PLC  275,000  2,974
Shandwick Ord.   50,000  49
  17,144
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
EDUCATIONAL SERVICES - 0.1%
Coutts Consulting Group PLC Class L  200,000 $ 176
Educational Medical, Inc. (a)  18,000  214
Strayer Education, Inc.   235,000  6,169
  6,559
LEASING & RENTAL - 0.1%
Aaron Rents, Inc. Class B  177,500  1,996
Alrenco, Inc.   16,500  188
Mitcham Industries, Inc. (a)(c)  264,000  2,277
Rent-Way, Inc.   2,500  32
  4,493
PRINTING - 0.4%
Adare Printing Group PLC  75,000  739
Cadmus Communications Corp.   22,000  352
Devon Group, Inc. (a)(c)  630,600  17,972
Graphic Industries, Inc. (c)  589,000  5,743
Paris Corp. (a)  164,500  319
Pubco Corp. (a)  164,000  1,189
Unidigital, Inc. (a)  50,000  256
  26,570
SERVICES - 2.0%
Access Plus PLC  10,000  18
Barbers Hairstyling for Men, Inc. (a)  12,750  91
Barefoot, Inc.   428,000  6,841
Borg Warner Security Corp. (a)  252,900  2,814
Caldwell Partners International Class A (non-vtg.)  600,000  2,895
CEGEDIM SA  2,470  217
Concord Career Colleges, Inc. (a)  250,000  203
Cornell Corrections, Inc. (a)  93,500  1,005
Craig (Jenny), Inc. (a)(c)  1,154,100  11,830
EMIS (European Marketing Information Services NV)  25,000  187
Firstservice Corp. (a)  10,000  51
Forensic Technologies International Corp. (a)  7,500  54
Fugro NV (a)  80,100  1,480
ICTS Holland Production BV (a)  150,000  1,500
Insurance Auto Auctions, Inc. (a)  118,800  1,158
LCS Industries, Inc.   58,000  856
Lawyers Title Corp. (c)  619,800  14,333
Mail Boxes Etc. (a)  85,000  1,604
Morgan & Banks Ltd.   500,000  2,401
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - CONTINUED
Olsten Corp.   50,000 $ 881
OroAmerica, Inc. (a)(c)  384,700  1,827
Page (Michael) Group PLC Class L  250,000  1,878
Pittston Co.:
 (Brinks Group)  278,200  7,859
 (Burlington Group) (c)  1,163,000  23,407
Programming & Systems, Inc. (a)(c)  313,300  -
Railtrack Group PLC (e)  1,750,000  10,681
Rentokil Group PLC  500,000  3,673
Right Management Consultants, Inc. (a)(c)  639,400  13,427
Seattle Film Works, Inc.   80,000  1,420
Sophus Berendsen AS, Series B  15,000  2,017
Speedy Muffler King, Inc. (a)  150,000  1,169
Staffmark, Inc. (a)  200,400  2,605
Stanley Technology Group, Inc. (a)  75,000  401
TSB International, Inc. (a)  75,000  384
Thomas Group (a)(c)  364,900  2,874
Zebra Technologies Corp. Class A (a)  113,900  3,018
  127,059
TOTAL SERVICES   181,825
TECHNOLOGY - 9.1%
COMMUNICATIONS EQUIPMENT - 0.4%
Amper SA (Reg.)  100,000  2,017
Circuit Systems, Inc. (a)  83,000  384
Communications Systems, Inc.  455,000  6,541
Dycom Industries, Inc. (a)  125,800  1,415
IPC Information Systems, Inc. (a)(c)  831,100  12,882
Larscom, Inc. Class A (a)  25,000  300
Microlog Corp. (a)  25,000  150
Napco Security Systems, Inc. (a)  194,800  804
Norstan, Inc. (a)  235,800  3,950
  28,443
COMPUTER SERVICES & SOFTWARE - 4.0%
Alternative Resources Corp. (a)  100,000  1,463
American Business Information, Inc. (a)(c)  2,045,550  45,769
Ark AS  192,000  1,776
Auto Info, Inc. (a)  369,500  1,039
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Award Software International, Inc. (a)(c)  100,000 $ 1,450
BA Merchant Services, Inc. Class A (a)(c)  735,000  11,852
BancTec, Inc. (a)(c)  1,117,300  21,648
Black Box Corp. (a)  686,200  25,733
Boole & Babbage, Inc. (a)  398,237  10,155
Broadway & Seymour, Inc. (a)  5,000  57
Business Objects SA sponsored ADR (a)  347,500  4,995
Cimatron Ltd.   7,500  41
Computer Power Group Ltd.   350,000  1,001
Computer Data Systems, Inc. (c)  578,200  17,924
Computervision Corp. (a)  175,000  1,313
Coreco, Inc. (a)(e)  134,500  649
Data Systems & Software (a)  330,000  1,856
Edusoft Ltd. (a)  134,500  404
Eidos PLC sponsored ADR (a)  100,000  1,500
Enea Data AB, Series B Free shares (c)  110,000  2,996
Equitrac Corp. (a)(c)  219,400  2,688
GSE Systems, Inc. (a)(c)  331,600  2,984
Gateway Data Sciences Corp. (a)  87,000  1,109
GEAC Computer Ltd. (a)  250,000  5,902
Government Technology Services, Inc. (a)(c)  670,000  3,853
Group 1 Software, Inc. (a)  165,400  1,158
Hartco Enterprises, Inc.   50,000  262
Intentia International AB Class B (a)(e)  30,000  416
Intersolv, Inc. (a)  312,000  3,120
Lanoptics Ltd. (Reg.) (a)  4,600  35
Learning Co., Inc. (a)  408,800  5,161
Merkantildata  25,000  609
Metro Information Services, Inc.   2,000  38
Metromail Corp. (a)  73,200  1,510
Misys PLC Ord.   201,600  3,536
Mysoftware Co. (a)(c)  420,700  1,341
New Dimension Software Ltd. (a)  451,700  5,082
Orcad, Inc. (a)(c)  532,200  3,925
Ozemail Ltd. sponsored ADR (a)  210,000  2,520
PC-Systemer Norge AS (a)  50,000  740
Quickturn Design Systems, Inc. (a)  155,000  3,139
Rainbow Technologies, Inc. (a)(c)  607,300  11,159
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
SEEC, Inc.   11,300 $ 119
SPSS, Inc. (a)  236,200  7,558
Smith Micro Software, Inc. (a)  90,800  465
Software Spectrum, Inc. (a)  35,700  848
Softdesk, Inc. (a)  183,000  2,585
Symantec Corp.   193,200  3,089
Symix Systems, Inc. (a)  163,000  1,650
TALX Corp. (a)  40,000  350
TECNOST Spa  500,000  1,149
Template Software, Inc.   21,000  305
TT Teito Oy  200,000  15,977
Unicomp, Inc. (a)(c)  606,800  4,020
Wall Data, Inc.   85,000  1,615
  253,638
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Advanced Logic Research, Inc. (a)  209,900  2,337
Bell & Howell Co.   141,800  3,191
Control Data Systems, Inc.   62,600  1,064
Creative Technology Corp. Ltd.   145,300  2,061
Cybex Corp. (a)  172,900  3,112
EMC Corp. (a)  400,600  15,173
Exabyte Corp. (a)  202,800  2,205
General Scanning, Inc. (a)  102,500  1,217
Genicom Corp. (a)  530,000  2,385
International Imaging Materials, Inc. (a)(c)  620,000  13,950
Kentek Information Systems, Inc.   197,000  1,157
Nam Tai Electronics, Inc.   62,700  623
Performance Technologies, Inc. (a)  168,000  2,184
Pomeroy Computer Resources, Inc. (a)  38,000  1,197
Printronix, Inc. (a)  145,100  2,285
Quantum Corp. (a)  1,661,300  63,129
Southern Electronics Corp. (a)(c)  713,000  6,595
  123,865
ELECTRONIC INSTRUMENTS - 0.5%
Aeroflex, Inc. (a)  120,800  544
ASECO Corp. (a)  131,140  1,393
BTU International, Inc. (a)(c)  444,800  1,640
Credence Systems Corp. (a)  110,000  2,475
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
DSP Technology, Inc. (a)(c)  160,800 $ 925
Elscint Ltd. (a)(c)  1,022,200  8,433
Hurco Companies, Inc. (a)  250,928  1,443
Lam Research Corp. (a)  222,500  8,983
Life Sciences International PLC  500,000  1,049
Mesa Laboratories, Inc. (a)   87,900  527
Reliability, Inc. (a)(c)  236,000  1,682
  29,094
ELECTRONICS - 2.1%
Align Rite International, Inc. (a)(c)  248,700  3,171
AVX Corp.   22,800  542
Bergman & Beving AB Class B Free shares  300,000  10,757
Continental Circuits Corp. (a)  71,400  946
Corcom, Inc. (a)(c)  272,600  1,976
DH Technology, Inc. (a)(c)  440,800  7,576
Dallas Semiconductor Corp. (c)  1,525,000  40,222
Electroglas, Inc. (a)  33,100  650
Esterline Technologies Corp.   36,500  963
Griffon Corp. (a)(c)  2,235,300  31,015
HEI, Inc. (a)(c)  347,500  3,866
Integrated Circuit Systems, Inc. (a)  75,000  1,144
Integrated Device Technology, Inc. (a)  246,100  2,584
International Rectifier Corp.   54,200  860
Kingboard Chemical Holdings Ltd.   1,000,000  230
Merix Corporation (a)  10,000  189
Micro Linear Corp. (a)  253,000  3,257
Pioneer Standard Electronics, Inc.   15,000  229
Quality Semiconductor, Inc. (a)  226,900  1,758
Smartflex Systems, Inc. (a)  187,000  3,086
Sterling Electronics Corp.   105,650  1,492
Taitron Components, Inc. Class A (a)  303,000  909
Tower Semiconductor Ltd. (a)  324,600  3,571
Video Display Corp. (a)  178,500  803
Wongs Industrial International  5,000,000  1,678
Zilog, Inc. (a)  400,000  10,150
  133,624
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.2%
Imation Corp. (a)   535,100 $ 15,585
Wescam, Inc. (a)  100,000  364
  15,949
TOTAL TECHNOLOGY   584,613
TRANSPORTATION - 3.5%
AIR TRANSPORTATION - 1.4%
America West Holding Corp. Class B (a)  598,500  8,902
ASA Holdings, Inc.   1,373,900  30,913
CHC Helicopter Corp. Class A  270,000  1,303
Helikopter Services AS  175,110  2,835
Midwest Express Holdings, Inc. (a)(c)  490,300  18,693
Qantas Airways Ltd. sponsored ADR (e)  22,400  386
Transat AT, Inc. (a)  450,000  3,641
Viad Corp.   1,591,400  25,065
  91,738
RAILROADS - 1.0%
Canadian National Railway Co.   1,600,000  63,606
SHIPPING - 0.1%
Saevik Supply AS (a)  350,000  4,641
TRUCKING & FREIGHT - 1.0%
Air Express International Corp.   478,500  15,161
Arnold Industries, Inc.   1,157,000  16,198
Cannon Express, Inc. Class A (a)(c)  271,200  2,170
Goodfellow, Inc.   75,000  356
Hub Group, Inc. Class A (a)  102,500  2,768
Landair Services, Inc. (a)  158,200  1,582
Landstar System, Inc. (a)  78,100  1,855
Mark VII, Inc. (a)  156,000  4,680
Marten Transport Ltd. (a)(c)  293,900  3,564
MTL, Inc. (a)(c)  357,000  7,899
Old Dominion Freight Lines, Inc. (a)  320,000  3,240
USFreightways Corp.   262,600  6,663
  66,136
TOTAL TRANSPORTATION   226,121
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 4.2%
CELLULAR - 0.6%
Boston Communications Group, Inc. (a)  358,200 $ 2,060
Century Telephone Enterprises, Inc.   1,000,000  31,375
Palmer Wireless, Inc. (a)  132,700  1,377
Rural Cellular Corp. Class A (a)  100,000  975
Vodafone Group PLC  300,000  1,302
  37,089
ELECTRIC UTILITY - 0.6%
Central Maine Power Co.   236,500  2,631
Central Vermont Public Service Corp.   27,100  332
Gas Y Electricidad  20,000  1,075
National Grid Co. PLC  10,000,000  33,322
Northeast Utilities  77,700  1,020
Northern Ireland Electric PLC   247,900  1,481
Scottish Power PLC ADR  100,000  601
Scottish Hydro-Electric PLC Ord.   100,000  572
  41,034
GAS - 0.6%
Aquila Gas Pipeline Corp.   1,050,900  15,632
Southwestern Energy Co.   754,300  11,503
USX-Delhi Group (c)  744,300  12,095
  39,230
TELEPHONE SERVICES - 0.2%
Atlantic Tele-Network, Inc. (a)  196,700  2,459
Davel Communications Group, Inc. (a)(c)  413,500  7,443
Viatel, Inc. (a)  47,900  359
  10,261
WATER - 2.2%
Anglian Water PLC Ord.   900,000  9,124
Hyder PLC  4,500,002  58,753
Severn Trent PLC Ord.   1,000,000  11,262
South West Water PLC Ord.   400,000  4,321
Thames Water PLC Ord.   150,000  1,624
Yorkshire Water PLC Ord.   5,000,039  59,114
  144,198
TOTAL UTILITIES   271,812
TOTAL COMMON STOCKS
(Cost $3,833,578)   4,940,285
PREFERRED STOCKS - 1.0%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.9%
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
U.S. Home Corp.  (a)  45,000 $ 1,142
ENERGY - 0.7%
OIL & GAS - 0.7%
Atlantic Richfield Co. $2.23  1,774,100  40,804
Goodrich Petroleum Corp., Series A   80,200  622
  41,426
NONDURABLES - 0.2%
TOBACCO - 0.2%
RJR Nabisco Holdings Corp. depositary shares  2,000,000  13,250
RETAIL & WHOLESALE - 0.0%
GENERAL MERCHANDISE STORES - 0.0%
Venture Stores, Inc. $3.25   20,700  349
TOTAL CONVERTIBLE PREFERRED STOCKS   56,167
NONCONVERTIBLE PREFERRED STOCKS - 0.1%
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Dyckerhoff AG (non-vtg.)  10,000  2,899
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Weber (Gerry) International AG  15,600  647
FINANCE - 0.0%
BANKS - 0.0%
Banco Ambro Veneto  900,000  1,877
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Seat Spa (a)  3,000,000 $ 753
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
Telecom Italia Mobile Spa de Risp  1,500,000  2,549
TOTAL NONCONVERTIBLE PREFERRED STOCKS   8,725
TOTAL PREFERRED STOCKS
(Cost $62,892)   64,892
CONVERTIBLE BONDS - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT (B) (NOTE 1)
DURABLES - 0.0%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Mercury Air Group, Inc. 7 3/4%, 2/1/06  B- $ 500  505
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Park Ohio Industries, Inc. 7 1/4%, 6/15/04 (d)  -  2,000  1,950
TECHNOLOGY - 0.3%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Quantum Corp. 5%, 3/1/03 (e)  B2  10,000  17,725
TOTAL CONVERTIBLE BONDS
(Cost $12,593)   20,180
CASH EQUIVALENTS - 21.6%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 116,010 $ 115,956
 SHARES
Taxable Central Cash Fund (b)   1,269,341,717  1,269,342
TOTAL CASH EQUIVALENTS
(Cost $1,385,298)   1,385,298
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $5,294,361)  $ 6,410,655
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 6 of Notes to Financial Statements).
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Park Ohio Industries, Inc.
 7 1/4%, 6/15/04 6/6/94 $ 2,000
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $98,160,000 or 1.5% of net assets.
6. Purchased on an installment basis. Market value reflects only those payments made through January 31, 1997. The remaining installment aggregating CAD 620,500 is due March 24, 1997.
7. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  80.0%
United Kingdom  5.3
Canada  4.8
Finland  1.6
Norway  1.6
Sweden  1.2
Denmark  1.1
Others (individually less than 1%)  4.4
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,294,775,000. Net unrealized appreciation aggregated $1,115,880,000, of which $1,257,666,000 related to appreciated investment securities and $141,786,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNTS) JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                   $ 6,410,655
agreements of $115,956) (cost $5,294,361) -
See accompanying schedule

Cash                                                                                        1,126

Receivable for investments sold                                                             30,708

Receivable for fund shares sold                                                             34,016

Dividends receivable                                                                        5,561

Interest receivable                                                                         5,304

Redemption fees receivable                                                                  13

Other receivables                                                                           72

 TOTAL ASSETS                                                                               6,487,455

LIABILITIES

Payable for investments purchased                                              $ 102,761

Payable for fund shares redeemed                                                9,105

Accrued management fee                                                          3,835

Other payables and accrued expenses                                             1,717

 TOTAL LIABILITIES                                                                          117,418

NET ASSETS                                                                                 $ 6,370,037

Net Assets consist of:

Paid in capital                                                                            $ 5,187,115

Undistributed net investment income                                                         4,811

Accumulated undistributed net realized gain (loss) on                                       61,991
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                               1,116,120
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 295,074 shares outstanding                                                 $ 6,370,037

NET ASSET VALUE and redemption price per share                                              $21.59
($6,370,037 (divided by) 295,074 shares)

Maximum offering price per share (100/97.00 of $21.59)                                      $22.26


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 29,082
Dividends (including $3,946 received from affiliated
issuers)

Interest                                                                          24,624

                                                                                  53,706

Less foreign taxes withheld                                                       (1,792)

 TOTAL INCOME                                                                     51,914

EXPENSES

Management fee                                                        $ 16,258
Basic fee

 Performance adjustment                                                2,952

Transfer agent fees                                                    5,373

Accounting fees and expenses                                           410

Non-interested trustees' compensation                                  15

Custodian fees and expenses                                            288

Registration fees                                                      762

Audit                                                                  34

Legal                                                                  12

Miscellaneous                                                          18

 Total expenses before reductions                                      26,122

 Expense reductions                                                    (322)      25,800

NET INVESTMENT INCOME                                                             26,114

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of                     123,161
 $7,663 on sales of investments in affiliated issuers)

 Foreign currency transactions                                         146        123,307

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 712,876

 Assets and liabilities in foreign currencies                          (429)      712,447

NET GAIN (LOSS)                                                                   835,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 861,868
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED              JULY 31,
                                                          JANUARY 31, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 26,114           $ 51,737
Net investment income

 Net realized gain (loss)                                  123,307            426,340

 Change in net unrealized appreciation (depreciation)      712,447            (121,876)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           861,868            356,201
FROM OPERATIONS

Distributions to shareholders                              (53,737)           (37,877)
From net investment income

 From net realized gain                                    (357,058)          (204,731)

 TOTAL DISTRIBUTIONS                                       (410,795)          (242,608)

Share transactions                                         1,909,375          1,468,403
Net proceeds from sales of shares

 Reinvestment of distributions                             402,041            237,135

 Cost of shares redeemed                                   (411,368)          (748,770)

 Redemption fees                                           374                900

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,900,422          957,668
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,351,495          1,071,261

NET ASSETS

 Beginning of period                                       4,018,542          2,947,281

 End of period (including undistributed net investment    $ 6,370,037        $ 4,018,542
income of $4,811 and $35,638, respectively)

OTHER INFORMATION
Shares

 Sold                                                      92,076             75,258

 Issued in reinvestment of distributions                   20,739             12,697

 Redeemed                                                  (19,984)           (38,819)

 Net increase (decrease)                                   92,831             49,136


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1997

      (UNAUDITED)      1996                   1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 19.87     $ 19.25   $ 17.62   $ 17.19   $ 14.94   $ 12.63
beginning of period

Income from Investment
Operations

 Net investment                 .11 D       .26       .20       .06       .15       .11
income

 Net realized and               3.51        1.83      3.57      2.15      2.88      2.93
 unrealized gain
(loss)

 Total from investment          3.62        2.09      3.77      2.21      3.03      3.04
 operations



Less Distributions

 From net investment            (.24)       (.23)     (.09)     (.16)     (.10)     (.15)
 income

 From net realized              (1.66)      (1.24)    (2.05)    (1.62)    (.69)     (.60)
gain

 Total distributions            (1.90)      (1.47)    (2.14)    (1.78)    (.79)     (.75)

Redemption fees added           -           -         -         -         .01       .02
to paid in capital

Net asset value,               $ 21.59     $ 19.87   $ 19.25   $ 17.62   $ 17.19   $ 14.94
end of period

TOTAL RETURN B, C               19.47%      11.50%    23.81%    13.67%    21.32%    25.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 6,370     $ 4,019   $ 2,947   $ 2,167   $ 2,116   $ 928
period (in millions)

Ratio of expenses to            1.04% A     1.05%     1.12%     1.14%     1.12%     1.20%
average net assets

Ratio of expenses to            1.02% A,    1.04%     1.11%     1.13%     1.12%     1.20%
average net assets              F          F         F         F
after expense
reductions

Ratio of net investment         1.04% A     1.46%     1.31%     .51%      1.00%     1.27%
income to average
net assets

Portfolio turnover rate         39% A       79%       65%       54%       47%       82%

Average commission             $ .0238
rate G


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E EFFECTIVE AUGUST 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)




22. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.5% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
23. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC),
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,950,000 or 0% of net assets.
24. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,667,020,000 and $804,557,000, respectively.
25. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .76% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $3,818,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $397,000 for the period.
26. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $287,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $25,000, respectively, under these arrangements.
27. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Aaf Industries PLC  $ - $ - $ - $ 561
Aep Industries, Inc.   -  -  -  16,761
ACETO Corp.   -  1,262  77  4,594
Alamco, Inc.    -  -  -  6,921
Align rite International, Inc.   306  -  -  3,171
Allied Research Corp.   61  -  -  3,734
Allou Health & Beauty Care Inc.
 Class A   -  1,048  -  -
America Safety Razor Co.   4,320  -  -  14,096
America Service Group, Inc.   -  58  -  -
American Business Information, Inc.   -  520  -  45,769
American Indemnity Financial Corp.   -  -  29  2,425
American List Corp.    178  77  264  10,470
Amerus Life Holdings, Inc.   -  -  -  4,049
Amwest Insurance Group, Inc.    -  166  -  -
ARK Restaurants Corp.    24  -  -  3,264
Autocam Corp.    1,212  -  10  6,533
Australian Oil & Gas Corp. Ltd.   1,041  -  -  3,701
Award Software International, Inc.    -  -  -  1,450
Aztec Manufacturing Co.    234  11  -  6,145
Bank Atlantic Bancorp, Inc.    -  -  -  -
Bank United Corp. Class A   -  -  -  -
Banyan Short Term Income Trust (SBI)   -  -  -  -
Banyan Strategic Land Trust (SBI)   -  -  198  4,230
Ba Merchant Services, Inc. Class A   408  -  -  11,852
BTU International, Inc.   169  -  -  1,640
Baker (J.), Inc.    74  -  -  4,881
Ballard Medical Products   843  -  -  28,152
BancTec, Inc.    1,556  -  -  21,648
BeautiControl Cosmetics, Inc.   1,130  -  43  8,244
Beijer AG (G&L), Series B   -  -  -  4,276
Belmont Homes, Inc.   1,332  -  -  6,540
Black Box Corp.   -  698  -  -
Brookstone, Inc.    148  -  -  6,131
Bush Industries, Inc. Class A   2,607  3,237  34  -
Cannon Express, Inc. Class A   -  -  -  2,170
Castle Energy Corp.    -  -  -  11,618
Cavco Industries, Inc.    -  92  -  5,626
CEC Resources Ltd.    -  -  -  616
Celebrity, Inc.    -  211  -  -
Cpac, Inc.    3,407  -  -  9,906
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Chateau Stores of Canada Ltd.
 Class A  $ 205 $ - $ 18 $ 788
Chempower, Inc.    -  112  -  3,925
Circuit Systems, Inc.   -  428  -  -
Coastal Bancorp, Inc.    206  1,891  88  9,778
Cogeco Cable, Inc.    -  -  23  2,082
Cold Metal Products, Inc.   -  -  -  3,285
Cole National Corp. Class A   -  -  -  31,350
Columbus Energy Corp.    -  -  -  2,810
Columbus McKinnon Corp.    -  -  -  -
Communications Systems, Inc.    -  732  40  -
Computalog Ltd.    662  448  -  6,097
Computer Data Systems, Inc.   176  -  69  17,924
Concord Fabrics, Inc. Class A   -  -  -  1,414
Conso Products Co.   65  -  -  6,102
Continental Homes Holding Corp.   4,971  -  70  15,035
Control Devices, Inc.   -  -  -  2,425
Corcom, Inc.    -  40  -  1,976
Craig (Jenny), Inc.    2,322  4,633  -  11,830
Crazy Woman Creek Bancorp., Inc.   -  254  18  998
Crossman Communities, Inc.   4,100  -  -  10,838
Custom Chrome, Inc.   4,431  2,248  -  8,187
Cube Energy Corp.   -  -  -  2,016
Dh Technology, Inc.   1,478  591  -  7,576
Dsp Technology, Inc.   -  -  -  925
Dsg International Ltd.    1,199  -  -  10,986
Dallas Semiconductor Corp.   3,959  317  87  40,222
Davel Communications Group, Inc.   -  512  -  7,443
Dawson Geophysical Co.   -  -  -  2,676
Decorator Industries, Inc.   -  -  34  2,630
Depuy, Inc.    2,353  -  -  16,406
Devon Group, Inc.    1,978  -  -  17,972
Dorel Industries, Inc. Class B (sub-vtg.)   523  -  -  10,644
Dreco Energy Services Ltd. Class A   -  682  -  14,037
Drew Industries, Inc.   1,265  -  -  11,955
Durakon Industries, Inc.    -  -  -  9,451
EDAC Technologies Corp.    -  -  -  411
Elscint Ltd.    1,714  -  -  8,433
Elxsi Corp.    257  -  -  1,859
Enea Data AB, Series B Free shares   -  136  -  2,996
Engle Homes, Inc.    1,271  -  39  5,506
ENEX Resources Corp.    -  -  22  1,551
Equitrac Corp.    16  -  -  2,688
Fabri-centers of America, Inc.
 Class A   371  -  -  7,618
Farm Family Holdings, Inc.    3,076  -  -  9,807
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Farr Co.   $ 216 $ - $ - $ 3,716
Federal Screw Works   -  -  109  4,352
Firstbank Puerto Rico   -  948  305  39,893
First Central Financial Corp.    -  -  36  2,454
Flir Systems, Inc.    626  -  -  4,508
FRM Nexus, Inc.    -  -  -  313
Foremost Industries, Inc.    1,213  129  -  3,854
Fossil, Inc.    883  -  -  9,495
Fyi, Inc.    -  1,060  -  -
Gainsco, Inc.   3,925  2,288  55  15,326
Gbc Bancorp   61  -  100  16,180
Gehl Co.   -  82  -  -
Genicom Corp.    -  574  -  -
Government Technology Services, Inc.    23  -  -  3,853
Granite Financial, Inc.   -  -  -  980
Griffon Corp.    7,337  -  -  31,015
Graphic Industries, Inc.    -  -  21  5,743
Gse Systems, Inc.    -  -  -  2,984
Haemonetics Corp.    -  2,237  -  23,100
Hei, Inc.    1,353  -  -  3,866
Hein-Werner Corp.    -  -  -  1,392
Helen Of Troy Corp.    332  -  -  32,317
Herbalife International, Inc.    7,450  5,312  338  47,760
Home State Holdings, Inc.   -  158  -  -
Hpsc, Inc.    -  -  -  2,159
Ihop Corp.    2,612  -  -  14,775
Ilc Technology, Inc.    -  793  -  -
Independence Federal Savings Bank   -  -  -  1,120
Intercontinental Life Corp.    1,332  -  -  5,961
Intermetco Ltd.    -  256  -  1,168
International Imaging Materials, Inc.   3,892  -  -  13,950
International Jenson, Inc.    -  5,009  -  -
Ipc Information Systems, Inc.   1,020  -  -  12,882
Jean Coutu Group, Inc. Class A   3,797  -  53  17,191
Jean Philippe Fragrances, Inc.   -  -  -  5,037
Kennedy wilson, Inc.   58  -  -  935
Kentucky Electric Steel, Inc.   -  -  -  1,873
Kentek Information Systems, Inc.   -  -  4  -
Kevco, Inc.    3,168  -  -  4,746
Key Energy Group, Inc.   -  -  -  8,237
Laser Industries Ltd. Ord.   709  -  -  6,559
Lawyers Title Corp.    46  -  62  14,333
Lechters, Inc.    -  813  -  5,316
Libbey, Inc.    -  -  115  22,539
Life USA Holding, Inc.   3,259  -  -  14,733
Lund International Holdings, Inc.    -  -  -  2,475
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
M corp, Inc.   $ - $ - $ - $ 607
M/I Schottenstein Homes, Inc.    72  -  -  8,970
Mac Frugals Bargains Closeouts, Inc.    1,140  2,032  -  34,627
Markwest Hydrocarbon, Inc.   2,701  -  -  3,866
Marten Transport Ltd.   -  -  -  3,564
Mercury Air Group   -  -  14  4,120
Midwest Express Holdings, Inc.   -  326  -  18,693
Mitcham Industries, Inc.   197  -  -  2,277
Monro Muffler Brake, Inc.    4,636  -  -  12,512
Moore Medical Corp.    -  21  -  2,922
Mtl, Inc.    2,368  -  -  7,899
Movado Group, Inc.    -  -  23  8,482
Mysoftware Co.    662  -  -  1,341
Nathans Famous, Inc.    225  -  -  1,155
Natural Alternatives International, Inc.    472  155  -  4,437
Nsc Corp.    37  -  82  1,376
Nutramax Products, Inc.   769  -  -  6,462
99 Cents Only Stores   137  -  -  4,161
Oec Medical Systems, Inc.    5,042  426  -  17,526
Old American Stores, Inc.   -  510  -  1,655
One Price Clothing Stores, Inc.    -  -  -  3,154
Orcad, Inc.    2,052  -  -  3,925
Oriole Homes Corp. Class B   -  -  -  1,972
OroAmerica, Inc.    -  -  -  1,827
Patrick Industries, Inc.   -  -  49  9,185
Pe Ben Oilfield Services Ltd.    -  -  -  930
Petroleum Development Corp.   -  235  -  4,851
Petroleum Helicopter, Inc.    884  -  10  3,728
Pittston Co. (Burlington Group)   2,148  -  68  23,407
Poncebank   -  1,039  169  10,204
Premier Choix Tvec, Inc. Class A   -  -  25  4,155
Primex Technologies, Inc.    422  -  -  5,367
Programming & Systems, Inc.    -  -  -  -
PXRE Corp.    710  -  -  19,267
Quality Semiconductor, Inc.   -  1,336  -  -
Quixote Corp.   88  140  52  3,813
Rainbow Technologies, Inc.   3,137  -  -  11,159
Raytech Corp.   39  -  -  1,693
Reflectone, Inc.    -  -  -  4,110
Regal-beloit Corp.    -  1,385  131  -
Rehabcare Corp.    175  -  -  9,265
Reliability, Inc.    77  -  -  1,682
Right Management Consultants, Inc.   896  -  -  13,427
Rightchoice Managed Care, Inc.
 Class A   -  1,780  -  -
Riser Foods, Inc. Class A   329  531  81  22,078
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Rli Corp.   $ - $ 1,831 $ 67 $ -
S & K Famous Brands, Inc.    409  -  -  4,174
Sands Regent    -  -  -  751
Schult Homes Corp.    3,505  -  29  7,849
Sevenson Environmental Services, Inc.    -  -  -  -
Shelter Components Corp.    605  -  22  8,676
Sound Advice, Inc.   -  55  -  608
Southern Electronics Corp.   2,117  -  -  6,595
Southern Energy Homes, Inc.   371  -  -  10,927
Speizman Industries, Inc.   36  -  -  1,318
Stanley Furniture Co., Inc.   -  -  -  6,250
Steel Of West Virginia, Inc.   -  -  -  4,310
Stephan Co.    -  -  16  5,719
Stewart Information Services Corp.   104  -  64  11,122
Superior Energy Services, Inc.    -  -  -  -
Superior Surgical Manufacturing, Inc.    769  -  90  6,693
Sylvan Foods Holdings, Inc.    -  -  -  7,978
Symons International Group, Inc.   518  -  -  3,086
Talentum Oy Class B   325  -  -  4,814
Tay Homes PLC   -  -  172  4,710
Tbc Corp.    -  -  -  9,271
Thomas Group   448  366  -  2,874
Thorn Apple Valley, Inc.   -  -  -  7,577
Torch Energy Royalty Trust Unit   1,478  -  -  6,475
Transpro, Inc.    2,103  -  24  5,681
Transport Holdings, Inc. Class A   -  -  -  -
Transtechnology Corp.   1,073  -  42  7,432
Twinlab Corp.    1,916  -  -  9,488
Uni Select, Inc.   355  -  46  6,383
Unicomp, Inc.    875  -  -  4,020
Unidigital, Inc.    -  -  -  -
Unionamerica Holdings PLC
 sponsored ADR   -  -  -  -
UICI   233  -  -  -
Universal Health Services, Inc.
 Class B   2,632  3,371  -  45,359
Urs Corp.    1,291  -  -  5,891
Usx-Delhi Group   -  1,120  79  12,095
Utah Medical Products, Inc.   1,033  2,411  -  7,763
Valley Forge Corp.    -  -  28  2,980
Varsity Spirit Corp.    -  -  35  6,486
Vaughns, Inc.    134  216  -  -
Vertex Communications Corp.    -  -  -  9,033
Warren Bancorp., Inc.   753  -  40  5,731
Washington Homes, Inc.   30  -  -  1,657
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Weston (Roy F.), Inc. Class A  $ - $ - $ - $ -
Wilshire Financial Services Group, Inc.   152  -  -  2,053
World Fuel Services Corp.    -  -  121  17,282
Worldtex Corp.    2,515  -  -  13,778
Wsoy (Werner Soderstrom) Class B   -  491  -  18,742
York Group, Inc.    -  -  6  -
Totals  $ 154,155 $ 59,840 $ 3,946 $ 1,612,398
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Joel Tillinghast, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Fidelity Fifty
Export Fund
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE